UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Ginnie Mae Fund

October 31, 2005

1.809097.101 MOG QTLY 1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Government Agency Mortgage Securities 80.0%
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – 9.8%
3.752% 10/1/33 (c)		$613	$598
4.367% 4/1/35 (c)		409	404
4.414% 5/1/35 (c)		1,864	1,847
4.554% 7/1/35 (c)		2,263	2,248
4.815% 12/1/34 (c)		1,789	1,776
4.848% 12/1/34 (c)		722	717
5% 10/1/17 to 9/1/18		75,568	74,606
5.121% 5/1/35 (c)		4,382	4,399
5.204% 6/1/35 (c)		3,254	3,271
5.297% 9/1/35 (c)		1,242	1,232
5.5% 11/1/13 to 3/1/25		35,172	35,365
5.5% 11/17/20 (a)		60,000	60,413
6% 11/1/35 (a)(b)		60,000	60,525
6.5% 10/1/17 to 3/1/34 (b)		42,476	43,657
6.5% 11/1/35 (a)		80,000	82,125
7% 11/1/16 to 3/1/17		2,385	2,490
7.5% 1/1/07 to 4/1/17		5,095	5,328
8.5% 12/1/27		488	530
9.5% 9/1/30		558	613
10.25% 10/1/18		16	17
11.5% 5/1/14 to 9/1/15		44	48
12.5% 11/1/13 to 7/1/16		93	102
13.25% 9/1/11		69	79
			382,390
Freddie Mac – 0.9%
4.493% 3/1/35 (c)		6,087	5,997
5.5% 11/1/17 to 3/1/25		28,987	28,874
8.5% 2/1/09 to 6/1/25		90	95
9% 7/1/08 to 7/1/21		340	356
9.5% 7/1/30 to 8/1/30		186	204
9.75% 12/1/08 to 4/1/13		34	36
10% 1/1/09 to 11/1/20		670	730
10.25% 2/1/09 to 11/1/16		302	323
10.5% 5/1/10		6	6
11.25% 2/1/10		22	23
11.75% 11/1/11		12	13
12% 5/1/10 to 2/1/17		97	106
12.5% 11/1/12 to 5/1/15		141	156
13% 5/1/14 to 11/1/14		17	19
13.5% 1/1/13 to 12/1/14		8	9
			36,947

Quarterly Report	2

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Government National Mortgage Association – 69.3%
3% 4/20/35 (c)	$4,332	$4,249
3.5% 3/20/34	1,286	1,135
3.5% 5/20/34 (c)	1,946	1,882
3.5% 5/20/35 (c)	2,262	2,175
3.5% 6/20/35 (c)	2,415	2,322
3.5% 6/20/35 (c)	7,641	7,553
3.75% 1/20/34 (c)	23,444	23,113
3.75% 6/20/34 (c)	7,602	7,476
3.75% 5/20/35 (c)	10,519	10,229
3.75% 6/20/35	5,744	5,586
4% 11/20/33	1,858	1,681
4.5% 12/20/32 to 4/20/34	210,169	197,866
4.5% 9/20/34 (c)	8,291	8,254
4.5% 3/20/35 (c)	1,368	1,348
5% 4/15/24 to 9/20/35 (b)	539,467	526,215
5% 2/20/35 (c)	501	502
5% 6/20/35 (c)	7,268	7,209
5% 11/1/35 (a)	7,054	6,877
5% 11/1/35 (a)	50,000	48,594
5% 11/1/35 (a)	99,745	96,940
5% 11/1/35 (a)	10,000	9,719
5.5% 12/20/18 to 3/20/34	194,150	193,783
5.5% 11/1/35 (a)	133,588	133,338
5.5% 11/1/35 (a)	90,000	89,663
5.5% 11/1/35 (a)	97,181	96,816
5.5% 11/1/35 (a)	50,000	49,906
5.75% 8/20/35 (c)	764	770
6% 10/15/23 to 9/20/34	512,718	521,136
6% 11/1/35 (a)	70,000	70,984
6% 11/21/35 (a)	70,000	71,225
6.5% 4/15/23 to 11/20/34	274,785	284,455
7% 3/15/22 to 9/20/34	132,725	139,535
7.25% 9/15/27 to 12/15/30	493	520
7.5% 4/15/06 to 9/20/32	44,523	47,265
8% 4/15/06 to 7/15/32	17,769	18,974
8.5% 1/15/06 to 2/15/31	6,572	7,130
9% 5/15/08 to 6/15/30	2,664	2,913
9.5% 12/20/15 to 4/20/17	954	1,040
10.5% 1/15/14 to 9/15/19	898	998

3 Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Government National Mortgage Association – continued
13% 2/15/11 to 1/15/15	$212	$236
13.5% 7/15/10 to 1/15/15	31	34
		2,701,646

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $3,145,779)		3,120,983

Asset Backed Securities 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
4.1875% 9/25/35 (c)
(Cost $28,756)	28,756	28,755

Collateralized Mortgage Obligations 19.3%

U.S. Government Agency 19.3%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	6,137	1,075
target amortization class Series G94-2 Class D, 6.45%
1/25/24	5,817	5,918
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-8 Class QC,
5% 8/25/14	5,000	4,991
sequential pay:
Series 2002-63 Class LA, 5.5% 10/25/16	3,128	3,145
Series 2003-1 Class HB, 5% 9/25/16	12,951	12,909
Series 2005-69 Class ZL, 4.5% 8/25/25	8,481	8,438
Fannie Mae STRIP Series 353 Class 1, 7/1/34 (e)	2,729	1,943
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (c)	6,253	6,422
Class PF, 4.95% 12/15/31 (c)	5,002	5,098
Series 2410 Class PF, 4.95% 2/15/32 (c)	11,475	11,749
Series 2861 Class JF, 4.27% 4/15/17 (c)	4,150	4,147
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	6,355	6,775
Series 2535 Class IP, 6% 6/15/29 (d)	3,429	70
Series 40 Class K, 6.5% 8/17/24	2,300	2,379
sequential pay:
Series 2601 Class TI, 5.5% 10/15/22 (d)	25,143	4,847

Quarterly Report 4

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
Series 2750 Class ZT, 5% 2/15/34	$5,564	$4,899
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,233
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-71 Class Z, 5.5%
10/20/32	41,457	40,610
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,744	1,824
Series 2000-26 Class PK, 7.5% 9/20/30	5,399	5,522
Series 2001-13 Class PC, 6.5% 12/20/28	1,699	1,699
Series 2001-45 Class GC, 6.5% 10/20/30	236	236
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,528
Class TA, 6% 12/20/30	358	357
Series 2001-60 Class PD, 6% 10/20/30	7,548	7,623
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,449
Series 2003-103 Class PC, 5.5% 11/20/33	18,843	18,570
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	8,883	202
Series 2003-19 Class IL, 5.5% 12/16/25 (d)	1,932	29
Series 2003-20 Class BI, 5.5% 5/16/27 (d)	12,034	452
Series 2003-29:
Class IB, 5.5% 11/16/24 (d)	2,148	3
Class IG, 5.5% 11/16/24 (d)	416	1
Class PD, 5.5% 4/16/33	25,000	24,695
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	24,018	1,463
Series 2003-33 Class NI, 5.5% 2/16/26 (d)	6,567	28
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	25,669	1,501
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	10,850	681
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	22,479	1,561
Class IP, 5.5% 10/16/25 (d)	2,096	48
Series 2003-70 CLass LE, 5% 7/20/32	44,000	42,797
Series 2003-79 Class PV, 5.5% 10/20/23	27,869	27,854
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	1,591	40
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	3,907
Series 2004-30 Class PC, 5% 11/20/30	19,736	19,351
Series 2004-41 Class PC, 5.5% 10/20/33	27,523	27,240
Series 2004-54 Class LE, 5.5% 8/20/33	45,183	45,062
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,452
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	475

5		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities: -
continued
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	$11,797	$1,946
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,253
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,424
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,551
Series 2005-58 Class NJ, 4.5% 8/20/35	40,000	39,097
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,779
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	1,299	1,331
Series 1998-23 Class ZB, 6.5% 6/20/28	34,595	34,975
Series 2001-15 Class VB, 6.5% 4/20/19	6,619	6,655
Series 2002-29 Class SK, 7.25% 5/20/32 (c)	707	747
Series 2002-41 Class VD, 6% 4/16/13	7,676	7,765
Series 2002-49 Class ZH, 6.5% 2/20/31	5,806	5,808
Series 2002-54 Class GA, 6.5% 7/20/31	1,738	1,741
Series 2002-88 Class GZ, 5.5% 12/20/32	23,364	22,394
Series 2003-7 Class VP, 6% 11/20/13	6,086	6,261
Series 2004-105 Class VD, 5.5% 6/17/16	12,430	12,499
Series 2004-65 Class VE, 5.5% 7/20/15	5,458	5,498
Series 2004-86 Class G, 6% 10/20/34	6,273	6,509
Series 2005-28:
Class AJ, 5.5% 4/20/35	97,642	98,221
Class AK, 5.5% 4/20/35	50,200	50,357
Series 2005-47 Class ZY, 6% 6/20/35	4,081	4,110
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	993
Series 1995-6 Class Z, 7% 9/20/25	3,787	3,908
Series 2005-11 Class ZL, 5% 2/20/35	1,479	1,474
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $775,007)		754,595

Commercial Mortgage Securities 2.3%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5315%
2/17/24 (c)	7,240	7,524
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	60,766	715
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9743% 1/17/38 (c)(d)	44,510	1,294
Series 1998-M4 Class N, 1.315% 2/25/35 (c)(d)	27,149	934

Quarterly Report 6

Commercial Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.4245%
9/16/41 (c)(d)		$ 202,423	$9,631
Series 2001-12 Class X, 1.1743% 7/16/40 (c)(d)		87,532	4,106
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 1.9128%
9/16/42 (c)(d)		124,246	10,311
Series 2002-62 Class IO, 1.8714% 8/16/42 (c)(d)		93,874	6,500
Series 2002-85 Class X, 2.2689% 3/16/42 (c)(d)		89,361	9,104
Series 2003-22 Class XA, 0.3705% 2/16/43 (c)(d)		277,869	17,834
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)		305,710	18,247
Series 2003-47 Class XA, 0.0199% 6/16/43 (c)(d)		37,585	1,873
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $114,734)			88,073

Cash Equivalents 20.0%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05) (f)
(Cost $778,765)		$ 778,852	778,765

TOTAL INVESTMENT PORTFOLIO 122.3%
(Cost $4,843,041)			4,771,171

NET OTHER ASSETS (22.3)%			(870,847)

NET ASSETS 100%			$3,900,324

Swap Agreements
	Expiration	Notional
	Date	Amount (000s)

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay quarterly a fixed
rate equal to 4.5046% with Lehman
Brothers, Inc.	Sept. 2015	$ 25,000	$1,047

7 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) A portion of the security is subject to a
forward commitment to sell.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(e) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

(f) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/
Counterparty		Value
$778,765,000 due 11/1/05 at 4.03%
Banc of America Securities LLC		$90,578
Bank of America, National Association	.	60,385
Barclays Capital Inc.		215,876
Countrywide Securities Corporation		60,385
Goldman, Sachs & Co.		90,578
Morgan Stanley & Co. Incorporated.		102,453
UBS Securities LLC		120,770
Wachovia Capital Markets, LLC		7,548
WestLB AG		30,192
		$778,765

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,840,936,000. Net unrealized depreciation aggregated $69,765,000, of which $14,827,000 related to appreciated investment securities and $84,592,000 related to depreciated investment securities.

Quarterly Report 8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

9 Quarterly Report

Quarterly Holdings Report for Fidelity® Government Income Fund

October 31, 2005

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 63.3%
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations 22.5%
Fannie Mae:
2.375% 12/15/05	$80,000	$79,811
2.625% 11/15/06	45,430	44,537
3.25% 1/15/08	57,140	55,448
3.25% 2/15/09	116,465	111,494
3.875% 5/15/07	6,660	6,587
4.625% 10/15/13	2,800	2,747
4.625% 10/15/14	48,700	47,574
5.125% 1/2/14	15,000	14,910
5.5% 3/15/11	66,695	68,740
6.25% 2/1/11	19,445	20,487
6.375% 6/15/09	39,220	41,382
Federal Home Loan Bank:
3.75% 9/28/06	34,660	34,376
3.8% 12/22/06	7,375	7,301
5.8% 9/2/08	13,440	13,824
Freddie Mac:
2.375% 4/15/06	133,000	131,830
2.75% 8/15/06	6,630	6,541
2.875% 12/15/06	45,920	45,070
4% 8/17/07	10,765	10,655
4.125% 4/2/07	20,542	20,412
4.25% 7/15/09	4,460	4,385
4.375% 7/17/15	53,125	50,840
4.875% 11/15/13	18,800	18,766
5.75% 1/15/12	1,223	1,280
5.875% 3/21/11	34,550	35,922
7% 3/15/10	6,405	6,962
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	893	912
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-A, 7.12% 4/15/06	1,032	1,041
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-B, 7.5% 1/26/06	353	356
Israeli State (guaranteed by U.S. Government through
Agency for International Development):
5.5% 9/18/23	110,500	116,235
6.6% 2/15/08	23,039	23,643
6.8% 2/15/12	18,000	19,415

11		Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates:
6.77% 11/15/13	$5,267	$5,636
6.99% 5/21/16	17,259	18,905
Private Export Funding Corp.:
secured:
5.34% 3/15/06	21,700	21,782
5.66% 9/15/11 (a)	11,160	11,595
5.685% 5/15/12	16,815	17,670
6.49% 7/15/07	5,000	5,134
6.67% 9/15/09	2,120	2,268
7.17% 5/15/07	8,500	8,819
3.375% 2/15/09	3,565	3,426
4.974% 8/15/13	16,940	17,029
Small Business Administration guaranteed development
participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,897	7,772
Series 2002-20K Class 1, 5.08% 11/1/22	4,334	4,342
Series 2003 P10B, 5.136% 8/10/13	12,756	12,821
Series 2004-20H Class 1, 5.17% 8/1/24	3,776	3,788
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	9,300	9,390
5.96% 8/1/09	9,930	10,145
U.S. Trade Trust Certificates (assets of Trust guaranteed
by U.S. Government through Export-Import Bank)
8.17% 1/15/07	934	952

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,204,957
U.S. Treasury Inflation Protected Obligations 8.5%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	62,506	65,064
3.625% 4/15/28	134,765	171,361
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	100,544	96,648
1.875% 7/15/13	80,188	79,774
2% 7/15/14	41,670	41,794

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		454,641

Quarterly Report

12

U.S. Government and Government Agency Obligations continued
		Principal	Value
		Amount (000s)	(000s)
U.S. Treasury Obligations – 32.3%
U.S. Treasury Bonds:
6.125% 8/15/29		$135,000	$ 160,017
8% 11/15/21		142,000	192,066
U.S. Treasury Notes:
2.375% 8/31/06		29,666	29,197
2.75% 7/31/06		461,550	456,356
3.375% 9/15/09		342,793	329,858
3.625% 6/30/07		39,620	39,129
3.875% 7/31/07		105,347	104,454
4.25% 8/15/13		59,275	58,129
4.25% 11/15/13		15,000	14,690
4.25% 11/15/14		280,000	273,164
4.75% 5/15/14		75,948	76,897

TOTAL U.S. TREASURY OBLIGATIONS			1,733,957

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $3,415,652)			3,393,555

U.S. Government Agency Mortgage Securities 21.1%

Fannie Mae – 19.8%
3.472% 4/1/34 (c)		1,736	1,725
3.739% 1/1/35 (c)		1,107	1,087
3.752% 10/1/33 (c)		757	739
3.771% 12/1/34 (c)		866	849
3.787% 12/1/34 (c)		211	208
3.794% 6/1/34 (c)		3,368	3,254
3.815% 1/1/35 (c)		705	694
3.819% 6/1/33 (c)		549	538
3.838% 1/1/35 (c)		2,054	2,031
3.869% 1/1/35 (c)		1,227	1,219
3.875% 6/1/33 (c)		2,956	2,907
3.913% 12/1/34 (c)		649	647
3.917% 10/1/34 (c)		879	871
3.953% 11/1/34 (c)		1,404	1,394
3.964% 1/1/35 (c)		912	903
3.968% 5/1/33 (c)		257	253
3.976% 5/1/34 (c)		303	307
3.98% 12/1/34 (c)		884	877
3.997% 1/1/35 (c)		573	567

	13		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
3.998% 12/1/34 (c)		$708	$703
4% 10/1/18 to 4/1/19		6,345	6,019
4% 11/1/20 (b)		44,739	42,418
4.008% 12/1/34 (c)		4,802	4,772
4.014% 2/1/35 (c)		682	674
4.018% 12/1/34 (c)		458	454
4.026% 1/1/35 (c)		322	319
4.026% 2/1/35 (c)		617	609
4.031% 1/1/35 (c)		1,254	1,242
4.055% 10/1/18 (c)		728	715
4.064% 4/1/33 (c)		265	262
4.064% 1/1/35 (c)		605	597
4.067% 12/1/34 (c)		1,302	1,293
4.091% 1/1/35 (c)		1,284	1,270
4.102% 2/1/35 (c)		479	473
4.107% 2/1/35 (c)		466	462
4.111% 1/1/35 (c)		1,342	1,325
4.112% 2/1/35 (c)		2,436	2,413
4.116% 2/1/35 (c)		1,192	1,178
4.125% 1/1/35 (c)		1,308	1,302
4.128% 1/1/35 (c)		2,350	2,323
4.133% 11/1/34 (c)		1,104	1,096
4.134% 2/1/35 (c)		1,494	1,484
4.144% 1/1/35 (c)		1,972	1,957
4.15% 2/1/35 (c)		1,276	1,264
4.172% 1/1/35 (c)		2,503	2,482
4.174% 1/1/35 (c)		1,094	1,084
4.183% 11/1/34 (c)		330	328
4.19% 1/1/35 (c)		1,547	1,517
4.222% 3/1/34 (c)		696	688
4.237% 10/1/34 (c)		1,886	1,889
4.25% 2/1/35 (c)		780	763
4.291% 8/1/33 (c)		1,578	1,563
4.294% 1/1/35 (c)		923	912
4.296% 3/1/35 (c)		741	736
4.298% 7/1/34 (c)		626	627
4.311% 5/1/35 (c)		1,129	1,115
4.313% 2/1/35 (c)		464	459
4.315% 3/1/33 (c)		381	374
4.315% 1/1/35 (c)		759	748
4.333% 12/1/34 (c)		469	468
4.347% 1/1/35 (c)		764	750

Quarterly Report	14

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.367% 2/1/34 (c)		$1,795	$1,774
4.367% 4/1/35 (c)		517	511
4.402% 2/1/35 (c)		1,180	1,159
4.414% 5/1/35 (c)		2,324	2,303
4.419% 11/1/34 (c)		10,678	10,630
4.447% 3/1/35 (c)		1,067	1,050
4.453% 10/1/34 (c)		4,017	4,006
4.454% 4/1/34 (c)		1,267	1,251
4.483% 1/1/35 (c)		1,279	1,273
4.485% 8/1/34 (c)		2,457	2,431
4.496% 3/1/35 (c)		2,374	2,333
4.5% 11/1/20 (b)		80,000	77,375
4.501% 5/1/35 (c)		764	754
4.525% 3/1/35 (c)		2,178	2,144
4.53% 8/1/34 (c)		1,370	1,367
4.55% 2/1/35 (c)		5,100	5,075
4.554% 7/1/35 (c)		2,870	2,850
4.558% 2/1/35 (c)		848	837
4.584% 2/1/35 (c)		7,041	6,934
4.603% 2/1/35 (c)		542	542
4.605% 2/1/35 (c)		2,307	2,277
4.652% 11/1/34 (c)		2,612	2,586
4.68% 11/1/34 (c)		2,715	2,682
4.734% 3/1/35 (c)		1,251	1,239
4.736% 7/1/34 (c)		2,239	2,226
4.815% 12/1/34 (c)		2,263	2,247
4.821% 12/1/32 (c)		1,116	1,115
4.848% 12/1/34 (c)		913	907
5% 12/1/15 to 8/1/35		199,510	193,452
5% 11/1/35 (b)		37,781	36,352
5% 11/1/35 (b)		64,813	62,362
5.121% 5/1/35 (c)		5,557	5,579
5.204% 6/1/35 (c)		4,109	4,131
5.297% 9/1/35 (c)		1,601	1,588
5.5% 4/1/09 to 9/1/35		246,364	245,522
5.5% 11/1/35 (b)		102,080	100,708
5.5% 11/1/35 (b)		70,754	69,803
6% 9/1/17 to 10/1/32		40,931	41,543
6.5% 3/1/13 to 3/1/35		32,127	33,091
6.5% 11/1/35 (b)		1,265	1,298
7% 7/1/13 to 5/1/30		3,927	4,118
7.5% 8/1/10 to 10/1/15		259	273

	15		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
8% 1/1/22		$76	$79
8.5% 1/1/15 to 4/1/16		854	906
9% 5/1/14		791	857
9.5% 11/15/09 to 10/1/20		1,284	1,391
10% 8/1/10		21	22
11.5% 6/15/19 to 1/15/21		2,212	2,427
			1,061,577
Freddie Mac – 1.2%
4.078% 12/1/34 (c)		849	838
4.109% 12/1/34 (c)		1,237	1,222
4.192% 1/1/35 (c)		1,131	1,118
4.289% 3/1/35 (c)		1,086	1,076
4.297% 5/1/35 (c)		1,912	1,892
4.309% 12/1/34 (c)		1,146	1,125
4.326% 1/1/35 (c)		2,609	2,576
4.362% 3/1/35 (c)		1,601	1,569
4.385% 2/1/35 (c)		2,329	2,318
4.388% 2/1/35 (c)		2,104	2,062
4.445% 3/1/35 (c)		1,026	1,004
4.446% 2/1/34 (c)		1,173	1,160
4.479% 6/1/35 (c)		1,561	1,543
4.487% 3/1/35 (c)		2,946	2,888
4.493% 3/1/35 (c)		7,571	7,458
4.495% 3/1/35 (c)		1,194	1,171
4.56% 2/1/35 (c)		1,693	1,668
5% 1/1/09 to 9/1/35		9,522	9,183
5.027% 4/1/35 (c)		6,327	6,314
5.237% 8/1/33 (c)		446	451
6% 5/1/33		9,795	9,917
7% 4/1/11		5	6
7.5% 7/1/10 to 5/1/16		2,482	2,625
8% 1/1/10 to 6/1/11		47	47
8.5% 8/1/08 to 12/1/25		178	188
9% 8/1/09 to 12/1/10		98	102
9.75% 8/1/14		176	192
			61,713
Government National Mortgage Association – 0.1%
6% 7/15/08 to 12/15/10		4,901	5,006
6.5% 5/15/28 to 11/15/32		1,332	1,379
7% 10/15/26 to 8/15/32		77	81
7.5% 3/15/28 to 8/15/28		150	159

Quarterly Report	16

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Government National Mortgage Association – continued
8% 11/15/06 to 12/15/23	$1,286	$1,374
8.5% 10/15/08 to 2/15/31	89	93
9.5% 2/15/25	1	1
		8,093

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,152,591)		1,131,383

Asset Backed Securities 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
4.1875% 9/25/35 (c)
(Cost $37,030)	37,030	37,028

Collateralized Mortgage Obligations 8.6%

U.S. Government Agency 8.6%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	4,361	4,392
Series 1993-160 Class PK, 6.5% 11/25/22	1,402	1,400
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,171
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,667
Series 1994-27 Class PJ, 6.5% 6/25/23	2,667	2,684
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,209
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,570
Series 2003-28 Class KG, 5.5% 4/25/23	4,225	4,146
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	4,606	4,874
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2003-122 Class FL, 4.3875% 7/25/29 (c)	3,558	3,499
Series 2003-131 Class FM, 4.4375% 12/25/29 (c)	2,632	2,640
Series 2004-33 Class FW, 4.4375% 8/25/25 (c)	5,913	5,915
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	20,145	20,403
Series 2002-8 Class PD, 6.5% 7/25/30	1,368	1,369
Series 2003-32 Class PB, 3% 6/25/16	1,399	1,393
Series 2003-91 Class HA, 4.5% 11/25/16	8,590	8,463
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	20,339	19,916
Series 2005-41 Class WY, 5.5% 5/25/25	15,330	15,239

17 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
Series 2002-50 Class LE, 7% 12/25/29	$733	$740
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	1,842	1,832
Series 2351 Class PX, 6.5% 7/15/30	40	40
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,717	2,757
Series 2516 Class AH, 5% 1/15/16	1,410	1,409
Freddie Mac Manufactured Housing participation
certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7%
12/15/23	9,200	9,450
Series 1560 Class PN, 7% 12/15/12	13,227	13,500
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (c)	7,926	8,139
Class PF, 4.95% 12/15/31 (c)	6,340	6,463
Series 2410 Class PF, 4.95% 2/15/32 (c)	14,540	14,887
Series 2553 Class FB, 4.47% 3/15/29 (c)	17,107	16,864
Series 2577 Class FW, 4.47% 1/15/30 (c)	13,480	13,552
Series 2861 Class GF, 4.27% 1/15/21 (c)	3,598	3,601
Series 2994 Class FB, 4.12% 6/15/20 (c)	5,155	5,141
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	1,923	1,936
Series 1614 Class L, 6.5% 7/15/23	8,138	8,328
Series 1727 Class H, 6.5% 8/15/23	5,970	6,003
Series 2461 Class PG, 6.5% 1/15/31	1,177	1,182
Series 2628 Class OE, 4.5% 6/15/18	9,400	9,033
Series 2690 Class TB, 4.5% 12/15/17	6,924	6,904
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,787
Series 2763 Class PD, 4.5% 12/15/17	10,150	9,780
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,071
Series 2780 Class OC, 4.5% 3/15/17	4,980	4,862
Series 2802 Class OB, 6% 5/15/34	7,795	8,062
Series 2828 Class JA, 4.5% 1/15/10	8,294	8,276
Series 2831 Class PB, 5% 7/15/19	4,945	4,855
Series 2885 Class PC, 4.5% 3/15/18	6,710	6,526
Series 2975 Class OH, 5.5% 5/15/35	35,331	34,240

Quarterly Report 18

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2982 Class NE, 5.5% 5/15/35	$11,719	$11,388
Series 3019 Class DH, 5.5% 8/15/35	8,891	8,602
Series 3023 Class DH, 5.5% 8/15/35	12,504	12,343
sequential pay:
Series 2866 Class N, 4.5% 12/15/18	5,873	5,764
Series 2998 Class LY, 5.5% 7/15/25	1,720	1,687
Series 3007 Class EW, 5.5% 7/15/25	6,620	6,642
Series 2769 Class BU, 5% 3/15/34	5,470	5,214
target amortization class Series 2156 Class TC, 6.25%
5/15/29	8,645	8,811
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	7,528	7,798
Series 2001-53 Class TA, 6% 12/20/30	189	189
Series 2005-58 Class NJ, 4.5% 8/20/35	16,000	15,639
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $468,904)		461,247

Cash Equivalents 12.9%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05) (d)
(Cost $688,277)	688,354	688,277

TOTAL INVESTMENT PORTFOLIO 106.6%
(Cost $5,762,454)		5,711,490

NET OTHER ASSETS – (6.6)%		(352,306)

NET ASSETS 100%		$5,359,184

19 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $11,595,000 or
0.2% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$688,277 due 11/1/05 at 4.03%
Banc of America Securities LLC	$80,053
Bank of America, National Association	53,369
Barclays Capital Inc.	190,793
Countrywide Securities Corporation	53,368
Goldman, Sachs & Co.	80,053
Morgan Stanley & Co. Incorporated.	90,549
UBS Securities LLC	106,737
Wachovia Capital Markets, LLC	6,671
WestLB AG	26,684
$688,277

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,761,272,000. Net unrealized depreciation aggregated $49,782,000, of which $28,351,000 related to appreciated investment securities and $78,133,000 related to depreciated investment securities.

Quarterly Report 20

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

21 Quarterly Report

Quarterly Holdings Report for Fidelity® Intermediate Government Income Fund

October 31, 2005

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 76.0%
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations 41.3%
Fannie Mae:
2.375% 12/15/05	$17,500	$17,459
2.625% 11/15/06	11,930	11,695
3.25% 1/15/08	3,370	3,270
4.625% 10/15/13	570	559
4.625% 10/15/14	9,300	9,085
5.125% 1/2/14	6,000	5,964
5.5% 3/15/11	33,295	34,316
6% 5/15/11	42,889	45,269
6.25% 2/1/11	1,285	1,354
6.375% 6/15/09	11,870	12,524
Federal Home Loan Bank:
3.75% 9/28/06	24,160	23,962
3.8% 12/22/06	5,140	5,088
5.8% 9/2/08	16,625	17,100
Freddie Mac:
2.375% 4/15/06	57,125	56,623
2.875% 12/15/06	32,015	31,423
4% 8/17/07	2,021	2,000
4.125% 4/2/07	5,318	5,284
4.375% 7/17/15	2,125	2,034
5.75% 1/15/12	986	1,032
5.875% 3/21/11	1,075	1,118
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	1,050	1,072
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank):
Series 1994 A, 7.39% 6/26/06	1,000	1,016
Series 1994-B, 7.5% 1/26/06	35	35
Israeli State (guaranteed by U.S. Government through
Agency for International Development):
6.6% 2/15/08	13,540	13,895
6.8% 2/15/12	7,500	8,090
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	9,000	9,351
5.685% 5/15/12	3,915	4,114
3.375% 2/15/09	745	716
4.974% 8/15/13	3,435	3,453

23		Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Small Business Administration guaranteed development
participation certificates Series 2004-20H Class 1,
5.17% 8/1/24	$875	$878
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	10,000	10,096
6.06% 8/1/10	10,000	10,288
U.S. Trade Trust Certificates (assets of Trust guaranteed
by U.S. Government through Export-Import Bank)
8.17% 1/15/07	965	984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		351,147
U.S. Treasury Inflation Protected Obligations 8.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	15,626	16,266
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	20,730	19,927
1.625% 1/15/15	17,483	16,964
2% 1/15/14	21,255	21,318

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		74,475
U.S. Treasury Obligations – 25.9%
U.S. Treasury Notes:
3.375% 9/15/09	117,130	112,707
3.75% 5/15/08	88,840	87,435
4.25% 8/15/13	3,592	3,523
4.25% 11/15/14	7,000	6,829
4.75% 5/15/14	10,000	10,125

TOTAL U.S. TREASURY OBLIGATIONS		220,619

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $654,800)		646,241

U.S. Government Agency Mortgage Securities 13.8%

Fannie Mae – 11.5%
3.472% 4/1/34 (c)	312	310
3.739% 1/1/35 (c)	232	228
3.752% 10/1/33 (c)	126	123

Quarterly Report 24

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
3.771% 12/1/34 (c)		$157	$154
3.787% 12/1/34 (c)		38	38
3.794% 6/1/34 (c)		626	605
3.815% 1/1/35 (c)		157	154
3.819% 6/1/33 (c)		116	113
3.838% 1/1/35 (c)		419	414
3.869% 1/1/35 (c)		254	252
3.875% 6/1/33 (c)		628	618
3.913% 12/1/34 (c)		147	146
3.917% 10/1/34 (c)		183	181
3.953% 11/1/34 (c)		299	297
3.964% 1/1/35 (c)		198	196
3.968% 5/1/33 (c)		45	45
3.976% 5/1/34 (c)		47	47
3.98% 12/1/34 (c)		184	183
3.997% 1/1/35 (c)		119	117
3.998% 12/1/34 (c)		142	141
4% 11/1/20 (b)		6,495	6,158
4.008% 12/1/34 (c)		968	962
4.014% 2/1/35 (c)		136	135
4.018% 12/1/34 (c)		100	99
4.026% 1/1/35 (c)		64	64
4.026% 2/1/35 (c)		123	122
4.031% 1/1/35 (c)		259	256
4.055% 10/1/18 (c)		135	132
4.064% 4/1/33 (c)		55	54
4.064% 1/1/35 (c)		121	119
4.067% 12/1/34 (c)		282	280
4.091% 1/1/35 (c)		277	273
4.102% 2/1/35 (c)		84	83
4.107% 2/1/35 (c)		89	88
4.111% 1/1/35 (c)		270	267
4.112% 2/1/35 (c)		491	487
4.116% 2/1/35 (c)		247	244
4.125% 1/1/35 (c)		278	276
4.128% 1/1/35 (c)		479	474
4.133% 11/1/34 (c)		221	219
4.134% 2/1/35 (c)		307	305
4.144% 1/1/35 (c)		399	396
4.15% 2/1/35 (c)		230	228
4.172% 1/1/35 (c)		512	508
4.174% 1/1/35 (c)		219	217

	25		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.183% 11/1/34 (c)		$75	$75
4.19% 1/1/35 (c)		292	286
4.222% 3/1/34 (c)		122	120
4.237% 10/1/34 (c)		373	374
4.25% 2/1/35 (c)		138	135
4.291% 8/1/33 (c)		291	288
4.294% 1/1/35 (c)		164	162
4.296% 3/1/35 (c)		131	130
4.298% 7/1/34 (c)		132	132
4.311% 5/1/35 (c)		209	206
4.313% 2/1/35 (c)		77	76
4.315% 3/1/33 (c)		76	75
4.315% 1/1/35 (c)		152	150
4.333% 12/1/34 (c)		107	106
4.347% 1/1/35 (c)		135	132
4.367% 2/1/34 (c)		350	346
4.367% 4/1/35 (c)		86	85
4.402% 2/1/35 (c)		223	219
4.414% 5/1/35 (c)		414	410
4.419% 11/1/34 (c)		2,315	2,304
4.447% 3/1/35 (c)		213	210
4.453% 10/1/34 (c)		799	797
4.454% 4/1/34 (c)		228	225
4.483% 1/1/35 (c)		229	228
4.485% 8/1/34 (c)		463	458
4.496% 3/1/35 (c)		470	462
4.5% 11/1/20 (b)		17,000	16,442
4.501% 5/1/35 (c)		170	168
4.525% 3/1/35 (c)		417	411
4.53% 8/1/34 (c)		287	286
4.55% 2/1/35 (c)		959	954
4.554% 7/1/35 (c)		490	487
4.558% 2/1/35 (c)		154	152
4.584% 2/1/35 (c)		1,363	1,342
4.603% 2/1/35 (c)		105	105
4.605% 2/1/35 (c)		450	444
4.652% 11/1/34 (c)		498	493
4.68% 11/1/34 (c)		517	511
4.707% 3/1/35 (c)		1,250	1,246
4.734% 3/1/35 (c)		242	239
4.736% 7/1/34 (c)		426	424
4.815% 12/1/34 (c)		388	385

Quarterly Report	26

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.821% 12/1/32 (c)		$203	$203
4.848% 12/1/34 (c)		149	148
5.121% 5/1/35 (c)		971	975
5.204% 6/1/35 (c)		713	716
5.297% 9/1/35 (c)		272	269
5.5% 1/1/09 to 3/1/20		16,614	16,739
5.5% 11/1/35 (b)		17,325	17,092
6% 4/1/16 to 11/1/17		2,125	2,175
6.5% 2/1/17 to 3/1/35		7,465	7,686
6.5% 11/1/35 (b)		70	71
7% 3/1/12 to 9/1/31		729	761
7% 11/1/20 (b)		8	9
9% 2/1/13		207	220
9.5% 11/15/09		286	304
10.25% 10/1/09 to 10/1/18		12	13
11% 8/1/10 to 1/1/16		573	627
11.25% 5/1/14 to 1/1/16		72	79
11.5% 9/1/11 to 6/15/19		344	379
12.25% 7/1/12 to 9/1/13		19	21
12.5% 9/1/12 to 7/1/16		249	275
12.75% 10/1/11 to 6/1/15		180	202
13% 7/1/13 to 7/1/15		135	149
13.25% 9/1/11		113	128
13.5% 11/1/14 to 12/1/14		18	20
15% 4/1/12		4	4
			98,353
Freddie Mac – 2.0%
4% 1/1/19 to 4/1/19		2,386	2,258
4.078% 12/1/34 (c)		154	152
4.109% 12/1/34 (c)		216	213
4.192% 1/1/35 (c)		726	718
4.289% 3/1/35 (c)		209	207
4.297% 5/1/35 (c)		352	348
4.309% 12/1/34 (c)		220	216
4.362% 3/1/35 (c)		302	296
4.385% 2/1/35 (c)		450	448
4.388% 2/1/35 (c)		399	391
4.445% 3/1/35 (c)		191	187
4.446% 2/1/34 (c)		226	223
4.479% 6/1/35 (c)		276	272
4.487% 3/1/35 (c)		552	542

	27		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Freddie Mac – continued
4.493% 3/1/35 (c)	$1,345	$1,325
4.495% 3/1/35 (c)	234	230
4.56% 2/1/35 (c)	339	334
5% 7/1/35 to 9/1/35	2,793	2,688
5.027% 4/1/35 (c)	1,156	1,154
5.237% 8/1/33 (c)	103	104
6.5% 5/1/08	99	101
8.5% 6/1/14 to 6/1/17	154	159
9% 11/1/09 to 8/1/16	76	80
9.5% 7/1/16 to 8/1/21	521	566
10% 7/1/09 to 3/1/21	1,110	1,202
10.5% 9/1/09 to 5/1/21	114	124
11% 2/1/11 to 9/1/20	74	82
11.25% 2/1/10 to 10/1/14	139	151
11.5% 10/1/15 to 8/1/19	70	76
11.75% 11/1/11 to 7/1/15	15	16
12% 10/1/09 to 11/1/19	236	258
12.25% 8/1/11 to 8/1/15	146	160
12.5% 10/1/09 to 6/1/19	1,180	1,300
12.75% 2/1/10 to 10/1/10	12	13
13% 9/1/10 to 5/1/17	189	210
13.25% 11/1/10 to 12/1/14	46	51
13.5% 11/1/10 to 8/1/11	74	82
14% 11/1/12 to 4/1/16	8	9
14.5% 12/1/10	2	2
14.75% 3/1/10	3	3
16.25% 7/1/11	1	1
		16,952
Government National Mortgage Association – 0.3%
8% 9/15/06 to 12/15/23	719	765
8.5% 6/15/16 to 2/15/17	10	11
10.5% 9/15/15 to 10/15/21	1,110	1,240
10.75% 12/15/09 to 3/15/10	20	21
11% 7/20/15 to 1/20/21	61	66
12.5% 12/15/10	2	2
13% 1/15/11 to 3/15/14	118	131
13.25% 8/15/14	11	12
13.5% 6/15/10 to 12/15/14	57	64

Quarterly Report

28

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Government National Mortgage Association – continued
14% 6/15/11	$8	$9
17% 12/15/11	2	3
		2,324

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $118,686)		117,629

Asset Backed Securities 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
4.1875% 9/25/35 (c)
(Cost $6,285)	6,285	6,285

Collateralized Mortgage Obligations 13.0%

U.S. Government Agency 13.0%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.7% 4/25/24 (c)	5,202	5,045
Series 2003-25 Class CF, 4.3875% 3/25/17 (c)	2,922	2,932
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	132	142
Series 1994-12 Class PH, 6.25% 1/25/09	1,645	1,668
Series 2003-28 Class KG, 5.5% 4/25/23	725	711
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,884
sequential pay Series 1993-238 Class C, 6.5%
12/25/08	7,092	7,177
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.0175% 8/25/31 (c)	1,194	1,219
Series 2002-60 Class FV, 5.0375% 4/25/32 (c)	343	353
Series 2002-68 Class FH, 4.48% 10/18/32 (c)	1,380	1,394
Series 2002-74 Class FV, 4.4875% 11/25/32 (c)	5,589	5,630
Series 2002-75 Class FA, 5.0375% 11/25/32 (c)	703	722
Series 2003-122 Class FL, 4.3875% 7/25/29 (c)	604	594
Series 2003-131 Class FM, 4.4375% 12/25/29 (c)	427	429
Series 2003-15 Class WF, 4.3875% 8/25/17 (c)	714	717
Series 2004-31 Class F, 4.3375% 6/25/30 (c)	1,035	1,036
Series 2004-33 Class FW, 4.4375% 8/25/25 (c)	1,002	1,003
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	656	658
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,310

29 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
planned amortization class:
Series 2003-32 Class PB, 3% 6/25/16	$275	$274
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,463
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,448	3,377
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,981
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,585
Series 2002-50 Class LE, 7% 12/25/29	196	198
Series 2005-69 Class ZL, 4.5% 8/25/25	1,847	1,838
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (c)	1,370	1,407
Class PF, 4.95% 12/15/31 (c)	1,095	1,116
Series 2410 Class PF, 4.95% 2/15/32 (c)	2,515	2,575
Series 2526 Class FC, 4.37% 11/15/32 (c)	1,764	1,771
Series 2553 Class FB, 4.47% 3/15/29 (c)	2,770	2,731
Series 2577 Class FW, 4.47% 1/15/30 (c)	2,185	2,197
Series 2625 Class FJ, 4.27% 7/15/17 (c)	1,702	1,704
Series 2861 Class GF, 4.27% 1/15/21 (c)	583	583
Series 2994 Class FB, 4.12% 6/15/20 (c)	876	873
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	2,376	2,390
Series 2640:
Class GE, 4.5% 7/15/18	3,690	3,544
Class GR, 3% 3/15/10	1,352	1,343
Series 2773 Class JD, 5% 3/15/18	2,375	2,342
Series 2802 Class OB, 6% 5/15/34	1,355	1,401
Series 2810 Class PD, 6% 6/15/33	1,020	1,037
Series 2828 Class JA, 4.5% 1/15/10	1,676	1,672
Series 2975 Class OH, 5.5% 5/15/35	6,085	5,897
Series 2982 Class NE, 5.5% 5/15/35	2,015	1,958
Series 3019 Class DH, 5.5% 8/15/35	1,530	1,480
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	3,824	4,016
Series 2617 Class GW, 3.5% 6/15/16	2,429	2,372
Series 2630 Class MB, 4.5% 6/15/18	6,525	6,145
Series 2866 Class N, 4.5% 12/15/18	1,340	1,315

Quarterly Report 30

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
sequential pay:
Series 2998 Class LY, 5.5% 7/15/25	$295	$289
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,129
Series 3013 Class VJ, 5% 1/15/14	2,421	2,411
Series 2769 Class BU, 5% 3/15/34	1,336	1,273
Series 3018 Class ZA, 5.5% 8/15/35	969	968
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	74	74
Series 2005-58 Class NJ, 4.5% 8/20/35	3,100	3,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,002)		110,383

Cash Equivalents 0.5%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $3,762)	3,762	3,762

TOTAL INVESTMENT PORTFOLIO 104.0%
(Cost $895,535)		884,300

NET OTHER ASSETS – (4.0)%		(33,968)
NET ASSETS 100%		$850,332

31		Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $9,351,000 or
1.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $894,842,000. Net unrealized depreciation aggregated $10,542,000, of which $2,120,000 related to appreciated investment securities and $12,662,000 related to depreciated investment securities.

Quarterly Report 32

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

33 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Total Bond Fund Class A Class T Class B Class C Institutional Class

October 31, 2005

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 21.6%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 3.8%
Auto Components 0.1%
Affinia Group, Inc. 9% 11/30/14	$30,000	$22,500
Delphi Corp. 6.5% 8/15/13 (b)	185,000	127,650
Tenneco, Inc. 8.625% 11/15/14	105,000	98,963
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,960
Visteon Corp. 7% 3/10/14	190,000	158,650
		501,723
Automobiles – 0.5%
Ford Motor Co.:
6.625% 10/1/28	125,000	85,625
7.45% 7/16/31	915,000	672,525
General Motors Corp.:
6.375% 5/1/08	300,000	264,000
8.25% 7/15/23	300,000	221,250
8.375% 7/15/33	1,510,000	1,119,288
		2,362,688
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 7.875% 1/15/15	200,000	207,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	75,563
6.75% 4/1/16	55,000	53,900
		336,963
Hotels, Restaurants & Leisure 0.8%
Carrols Corp. 9% 1/15/13 (e)	105,000	103,425
Domino’s, Inc. 8.25% 7/1/11	55,000	56,925
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	64,050
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,125
8% 11/15/13	225,000	234,000
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,375
8.125% 6/1/12	70,000	72,275
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,563
Host Marriott LP 7.125% 11/1/13	35,000	35,394
Kerzner International Ltd. 6.75% 10/1/15 (e)	140,000	133,350
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	124,200
MGM MIRAGE:
6% 10/1/09	50,000	49,125
8.375% 2/1/11	40,000	42,250
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,000

35		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	$65,000	$64,188
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	141,750
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	50,250
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	79,600
8.875% 3/15/10	100,000	105,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	138,950
Resorts International Hotel & Casino, Inc. 11.5%
3/15/09	225,000	252,000
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	30,000	29,850
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (e)	70,000	71,488
7.25% 5/1/12	50,000	51,063
Six Flags, Inc.:
9.625% 6/1/14	180,000	179,100
9.75% 4/15/13	55,000	54,725
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	102,000
Station Casinos, Inc.:
6% 4/1/12	70,000	69,125
6.5% 2/1/14	40,000	40,050
6.875% 3/1/16	100,000	101,000
6.875% 3/1/16 (e)	50,000	50,500
Town Sports International, Inc. 9.625% 4/15/11	165,000	169,950
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	95,000	106,519
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	71,200
Vail Resorts, Inc. 6.75% 2/15/14	60,000	59,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	28,400
9% 1/15/12 (e)	30,000	31,350
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	44,000	47,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	167,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	160,000	152,200
		3,513,915
Household Durables – 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	5,000	5,000
Desarrolladora Homex SA de CV 7.5% 9/28/15 (e)	20,000	19,400

Quarterly Report 36

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e) .	$80,000	$75,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	44,875
6.5% 1/15/14	100,000	93,250
8.875% 4/1/12	10,000	10,325
Sealy Mattress Co. 8.25% 6/15/14	50,000	50,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	110,000	96,800
7.5% 1/15/15	175,000	144,375
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,350
		575,475
Media – 1.8%
AMC Entertainment, Inc. 8.625% 8/15/12	60,000	60,600
AOL Time Warner, Inc.:
6.875% 5/1/12	45,000	48,166
7.625% 4/15/31	500,000	563,757
Cablevision Systems Corp.:
8% 4/15/12	230,000	218,500
8.7163% 4/1/09 (i)	40,000	40,900
CanWest Media, Inc. 8% 9/15/12	30,000	31,875
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	115,000	115,288
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	70,000	69,650
Cinemark, Inc. 0% 3/15/14 (c)	100,000	70,500
Comcast Corp. 5.85% 1/15/10	500,000	508,740
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,568
7.125% 10/1/12	970,000	1,038,983
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	153,200
7.875% 2/15/18	50,000	47,875
8.125% 7/15/09	65,000	66,463
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	73,625
0% 11/15/13 (c)	5,000	3,875
8% 11/15/13	10,000	10,125

37 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Media – continued
EchoStar DBS Corp.:
6.375% 10/1/11	$150,000	$146,063
9.125% 1/15/09	72,000	75,600
Globo Comunicacoes e Participacoes SA (Reg. S)
7.375% 10/20/11 (d)	63,412	61,193
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	37,200
Houghton Mifflin Co.:
8.25% 2/1/11	100,000	103,000
9.875% 2/1/13	145,000	153,700
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	82,800
Innova S. de R.L. 9.375% 9/19/13	90,000	99,338
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	103,000
Liberty Media Corp.:
5.7% 5/15/13	570,000	514,425
8.25% 2/1/30	740,000	694,070
8.5% 7/15/29	130,000	123,950
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	205,675
MediaNews Group, Inc. 6.375% 4/1/14	100,000	95,000
News America Holdings, Inc. 7.75% 12/1/45	170,000	191,848
News America, Inc. 6.2% 12/15/34	330,000	317,989
Nexstar Broadcasting, Inc. 7% 1/15/14	200,000	177,000
PanAmSat Corp. 9% 8/15/14	84,000	88,620
Paxson Communications Corp. 10.75% 7/15/08	150,000	145,875
PRIMEDIA, Inc. 8.875% 5/15/11	25,000	26,281
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,650
10.375% 9/1/14 (e)	30,000	32,700
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,750
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,207,367
		7,969,784
Multiline Retail – 0.2%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	100,000	99,000
The May Department Stores Co. 6.7% 7/15/34	620,000	630,268
		729,268
Specialty Retail – 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	55,800
9% 6/15/12	15,000	14,850
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	163,838

Quarterly Report 38

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$90,000	$84,150
Sonic Automotive, Inc. 8.625% 8/15/13	165,000	156,750
United Auto Group, Inc. 9.625% 3/15/12	50,000	51,125
		526,513
Textiles, Apparel & Luxury Goods – 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	39,800
Levi Strauss & Co.:
8.8044% 4/1/12 (i)	70,000	69,475
9.75% 1/15/15	180,000	181,125
12.25% 12/15/12	65,000	71,175
		361,575

TOTAL CONSUMER DISCRETIONARY		16,877,904

CONSUMER STAPLES 1.0%
Beverages – 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	410,456
Molson Coors Capital Finance ULC 4.85% 9/22/10 (e) .	1,000,000	982,058
		1,392,514
Food & Staples Retailing – 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,400
6.875% 5/1/29	170,000	161,500
8.25% 7/15/10	40,000	42,900
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,475
8.5% 8/1/14	60,000	55,350
Rite Aid Corp. 6% 12/15/05 (e)	20,000	20,040
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	115,000	120,750
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	78,200
		548,615
Food Products 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	40,400
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	87,286
5.125% 10/1/13 (e)	1,060,000	1,044,277
Doane Pet Care Co.:
9.75% 5/15/07	50,000	50,000
10.625% 11/15/15 (e)	50,000	50,625

39		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER STAPLES – continued
Food Products – continued
Doane Pet Care Co.: – continued
10.75% 3/1/10	$125,000	$135,313
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	120,000	123,000
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	154,350
		1,725,651
Household Products – 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	153,375
Personal Products 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	93,500
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	400,000	433,306

TOTAL CONSUMER STAPLES		4,346,961

ENERGY 2.4%
Energy Equipment & Services – 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	328,003
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	849,656
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	44,000	44,990
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,100
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,750
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	100,000	120,438
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,497
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,000
		1,463,434
Oil, Gas & Consumable Fuels – 2.1%
Amerada Hess Corp. 6.65% 8/15/11	110,000	117,069
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	120,125
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	481,574
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	50,250
7.75% 1/15/15	30,000	31,725
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,477,827
El Paso Corp. 7.875% 6/15/12	300,000	306,375

Quarterly Report

40

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Energy Corp.:
7.375% 12/15/12	$5,000	$4,950
7.75% 1/15/32	15,000	14,831
8.05% 10/15/30	95,000	95,356
El Paso Production Holding Co. 7.75% 6/1/13	140,000	144,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	319,661
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	249,469
Enterprise Products Operating LP 5.75% 3/1/35	300,000	267,794
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,000
Gazstream SA 5.625% 7/22/13 (e)	105,000	104,055
General Maritime Corp. 10% 3/15/13	310,000	342,550
Giant Industries, Inc. 8% 5/15/14	130,000	134,875
Hurricane Finance BV:
9.625% 2/12/10 (e)	25,000	28,250
9.625% 2/12/10 (Reg. S)	65,000	73,450
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	279,638
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (e)	146,000	139,795
Massey Energy Co. 6.625% 11/15/10	40,000	40,800
Newfield Exploration Co. 6.625% 9/1/14	90,000	91,800
Nexen, Inc. 5.875% 3/10/35	600,000	571,015
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	53,900
8.25% 3/15/13	40,000	42,700
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	121,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,600
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	255,375
6.625% 6/15/35 (e)	780,000	748,800
7.375% 12/15/14	500,000	546,500
7.75% 9/28/49	162,000	165,645
8.625% 2/1/22	75,000	89,250
9.125% 10/13/10	90,000	103,725
Petrobras Energia SA 9.375% 10/30/13	55,000	60,775
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	89,550
7.375% 7/15/13	40,000	41,600
Ship Finance International Ltd. 8.5% 12/15/13	330,000	320,100
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	40,000	40,600

41		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teekay Shipping Corp. 8.875% 7/15/11		$30,000	$33,975
The Coastal Corp.:
6.375% 2/1/09		5,000	4,850
6.5% 6/1/08		150,000	147,188
6.7% 2/15/27		65,000	65,244
7.75% 6/15/10		200,000	202,000
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)		215,000	217,150
Williams Companies, Inc.:
7.125% 9/1/11		5,000	5,156
7.625% 7/15/19		30,000	31,800
7.875% 9/1/21		35,000	37,538
8.125% 3/15/12		30,000	32,250
8.75% 3/15/32		165,000	190,575
YPF SA:
10% 11/2/28		65,000	78,650
yankee 9.125% 2/24/09		45,000	49,050
			9,437,480

TOTAL ENERGY			10,900,914

FINANCIALS – 6.0%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)		100,000	96,279
4.25% 9/4/12 (i)		205,000	202,404
E*TRADE Financial Corp.:
7.375% 9/15/13 (e)		40,000	39,400
8% 6/15/11		265,000	268,975
8% 6/15/11 (e)		50,000	51,000
Equinox Holdings Ltd. 9% 12/15/09		90,000	92,250
Franklin Resources, Inc. 3.7% 4/15/08		1,135,000	1,103,606
Goldman Sachs Group, Inc.:
5.7% 9/1/12		1,100,000	1,123,566
6.6% 1/15/12		500,000	534,396
Lazard LLC 7.125% 5/15/15		685,000	667,000
Legg Mason, Inc. 6.75% 7/2/08		30,000	31,356
Merrill Lynch & Co., Inc. 4.25% 2/8/10		685,000	663,005
Morgan Stanley 6.6% 4/1/12		1,100,000	1,179,464
			6,052,701

Quarterly Report	42

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Commercial Banks – 0.7%
Bank of America Corp. 7.4% 1/15/11	$780,000	$ 861,057
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,508
Korea Development Bank:
3.875% 3/2/09	685,000	658,806
4.75% 7/20/09	320,000	315,731
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)	100,000	99,500
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)	200,000	216,500
Wachovia Bank NA 4.875% 2/1/15	600,000	581,396
Wachovia Corp. 4.875% 2/15/14	175,000	170,166
Wells Fargo & Co. 4.625% 8/9/10	400,000	394,241
Western Financial Bank 9.625% 5/15/12	15,000	17,138
		3,349,043
Consumer Finance – 0.9%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,575
Capital One Bank 6.5% 6/13/13	1,090,000	1,141,947
Ford Motor Credit Co.:
6.625% 6/16/08	90,000	86,306
7% 10/1/13	500,000	457,633
7.375% 2/1/11	1,000,000	939,197
8.625% 11/1/10	100,000	98,066
General Motors Acceptance Corp.:
6.75% 12/1/14	35,000	33,468
6.875% 9/15/11	300,000	290,886
8% 11/1/31	50,000	51,617
Household Finance Corp. 4.125% 11/16/09	170,000	164,194
MBNA America Bank NA 7.125% 11/15/12	500,000	555,409
Triad Acquisition Corp. 11.125% 5/1/13 (e)	85,000	84,150
		3,971,448
Diversified Financial Services – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	70,000	67,375
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	68,000	72,335
JPMorgan Chase & Co. 4.875% 3/15/14	1,475,000	1,425,251
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	510,000	487,113
Universal City Florida Holding Co. I/II 8.375% 5/1/10 .	30,000	30,600
		2,082,674

43		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Insurance – 0.4%
Aegon NV 4.75% 6/1/13	$500,000	$482,723
Axis Capital Holdings Ltd. 5.75% 12/1/14	750,000	732,425
Marsh & McLennan Companies, Inc. 7.125% 6/15/09 .	589,000	619,186
UnumProvident Corp. 7.625% 3/1/11	150,000	157,429
		1,991,763
Real Estate 1.7%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (e)	115,000	111,263
8.125% 6/1/12	85,000	86,700
Archstone Smith Operating Trust 5.25% 5/1/15	805,000	786,805
Arden Realty LP 5.25% 3/1/15	1,210,000	1,167,554
Boston Properties, Inc. 6.25% 1/15/13	365,000	380,565
Camden Property Trust 5.875% 11/30/12	200,000	202,991
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	199,774
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,025
Colonial Properties Trust 5.5% 10/1/15	840,000	812,512
Developers Diversified Realty Corp.:
5% 5/3/10	350,000	344,261
5.25% 4/15/11	205,000	202,360
EOP Operating LP:
4.65% 10/1/10	595,000	578,941
4.75% 3/15/14	135,000	127,471
7% 7/15/11	500,000	538,083
Healthcare Realty Trust, Inc. 5.125% 4/1/14	145,000	137,525
La Quinta Properties, Inc. 7% 8/15/12	50,000	51,000
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. II 10.5% 6/15/09	100,000	105,625
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	70,350
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,050
Simon Property Group LP:
5.1% 6/15/15	485,000	466,220
5.625% 8/15/14	1,000,000	1,003,327
Ventas Realty LP/Ventas Capital Corp. 6.625%
10/15/14	60,000	60,150
		7,465,552
Thrifts & Mortgage Finance – 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	389,445
Independence Community Bank Corp. 3.75% 4/1/14 (i)	545,000	519,472

Quarterly Report 44

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp. 6.375% 6/30/10 (e)	$685,000	$ 695,785
Washington Mutual, Inc. 4.625% 4/1/14	750,000	705,363
		2,310,065

TOTAL FINANCIALS		27,223,246

HEALTH CARE – 0.3%
Health Care Equipment & Supplies – 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12	50,000	58,500
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,350
		80,850
Health Care Providers & Services – 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	83,600
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (e)	60,000	64,200
Community Health Systems, Inc. 6.5% 12/15/12	80,000	79,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,300
9.5% 8/15/10	110,000	113,300
DaVita, Inc.:
6.625% 3/15/13	40,000	40,200
7.25% 3/15/15	265,000	266,325
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	100,000	102,250
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,125
ResCare, Inc. 7.75% 10/15/13 (e)	80,000	80,200
Rural/Metro Corp. 9.875% 3/15/15 (e)	30,000	30,450
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	65,625
6.5% 6/1/12	15,000	13,125
7.375% 2/1/13	75,000	66,375
U.S. Oncology, Inc.:
9% 8/15/12	30,000	31,800
10.75% 8/15/14	80,000	88,500
		1,186,975
Pharmaceuticals – 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	100,000	55,500
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	44,000
Mylan Laboratories, Inc. 6.375% 8/15/15 (e)	60,000	59,250

45		Quarterly Report
Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

HEALTH CARE – continued
Pharmaceuticals – continued
VWR International, Inc.:
6.875% 4/15/12	$30,000	$28,950
8% 4/15/14	30,000	29,025
		216,725

TOTAL HEALTH CARE		1,484,550

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	513,312
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,500
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	294,100
6.75% 5/1/12 (e)	105,000	95,025
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,100
Orbital Sciences Corp. 9% 7/15/11	135,000	145,463
		1,194,500
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	45,250
6.855% 10/15/10	63,128	63,308
6.977% 11/23/22	10,708	9,476
6.978% 10/1/12	115,156	115,088
7.024% 4/15/11	365,000	365,364
7.377% 5/23/19	46,728	30,607
7.379% 11/23/17	45,678	29,462
7.8% 4/1/08	65,000	63,050
7.858% 4/1/13	525,000	538,254
AMR Corp. 9% 8/1/12	85,000	57,800
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	357,239	339,105
6.795% 2/2/20	472,482	411,060
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	350,000	61,250
9.5% 11/18/08 (b)(e)	61,000	49,410
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	329,800
7.299% 9/18/06	1,000	670
7.57% 11/18/10	705,000	682,549
7.779% 1/2/12	22,349	14,974

Quarterly Report 46

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Airlines – continued
Delta Air Lines, Inc. pass thru trust certificates: -
continued
7.92% 5/18/12	$135,000	$ 105,300
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	58,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	5,070
7.626% 4/1/10	32,062	18,917
7.67% 1/2/15	8,270	6,202
		3,400,466
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,000
Nortek, Inc. 8.5% 9/1/14	100,000	95,500
		116,500
Commercial Services & Supplies – 0.2%
ACCO Brands Corp. 7.625% 8/15/15 (e)	130,000	121,875
Adesa, Inc. 7.625% 6/15/12	50,000	50,250
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	131,950
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	65,275
7.875% 4/15/13	20,000	20,550
Buhrmann US, Inc. 7.875% 3/1/15	50,000	49,125
Cenveo Corp. 7.875% 12/1/13	60,000	54,900
FTI Consulting, Inc. 7.625% 6/15/13 (e)	105,000	107,363
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	230,000	218,500
Mac-Gray Corp. 7.625% 8/15/15 (e)	150,000	151,875
		971,663
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,200
Industrial Conglomerates – 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (e)	190,000	199,173
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)	720,000	799,177
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	72,563
		1,070,913
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	75,800
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	39,700
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	20,000	20,000

47		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Machinery – continued
Commercial Vehicle Group, Inc. 8% 7/1/13 (e)	$50,000	$49,750
Dresser, Inc. 9.375% 4/15/11	15,000	15,488
Invensys PLC 9.875% 3/15/11 (e)	245,000	233,975
Navistar International Corp. 7.5% 6/15/11	30,000	28,200
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	51,600
Standard Aero Holdings, Inc. 8.25% 9/1/14	60,000	56,700
Terex Corp. 7.375% 1/15/14	100,000	99,250
		670,463
Marine – 0.1%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	110,000	119,900
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	40,000	32,900
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	40,000	42,400
OMI Corp. 7.625% 12/1/13	95,000	97,613
		292,813
Road & Rail 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,250
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	100,000	102,000
TFM SA de CV:
9.375% 5/1/12 (e)	85,000	91,800
yankee 10.25% 6/15/07	35,000	37,450
		334,500
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	75,000	77,250
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	50,000	52,250
		129,500

TOTAL INDUSTRIALS		8,199,518

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.0%
L 3 Communications Corp. 6.375% 10/15/15 (e)	120,000	118,500
Nortel Networks Corp. 6.125% 2/15/06	65,000	65,163
		183,663
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	99,250

Quarterly Report 48

Nonconvertible Bonds continued
	Principal	Value
	Amount

INFORMATION TECHNOLOGY – continued
IT Services – 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	$120,000	$ 111,000
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	230,625
		341,625
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	133,900
Xerox Corp.:
7.2% 4/1/16	165,000	173,250
7.625% 6/15/13	60,000	63,600
		370,750
Semiconductors & Semiconductor Equipment – 0.3%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	55,250
Chartered Semiconductor Manufacturing Ltd. 6.375%
8/3/15	760,000	726,269
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	62,850
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	25,000	23,500
8% 12/15/14	80,000	73,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	42,000
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	135,338
Viasystems, Inc. 10.5% 1/15/11	180,000	174,600
		1,293,007

TOTAL INFORMATION TECHNOLOGY		2,288,295

MATERIALS 1.1%
Chemicals – 0.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	120,450
Berry Plastics Corp. 10.75% 7/15/12	80,000	82,400
Borden US Finance Corp./Nova Scotia Finance ULC
8.9% 7/15/10 (e)(i)	70,000	67,900
Braskem SA 11.75% 1/22/14 (e)	25,000	30,125
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (c)	100,000	69,500
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,375
7.55% 2/15/26	100,000	93,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	145,000	157,325
Huntsman International LLC 9.875% 3/1/09	115,000	121,325

49		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

MATERIALS – continued
Chemicals – continued
Innophos, Inc. 8.875% 8/15/14 (e)	$30,000	$30,375
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	57,063
Millennium America, Inc. 9.25% 6/15/08	230,000	246,675
Nalco Co. 7.75% 11/15/11	130,000	132,600
Pliant Corp. 0% 6/15/09 (c)	60,000	48,000
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	35,000	37,013
Rhodia SA 7.625% 6/1/10	100,000	97,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	48,750
		1,726,376
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (e)	30,000	31,050
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	50,000
		81,050
Containers & Packaging – 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	28,500
BWAY Corp. 10% 10/15/10	105,000	108,150
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	100,800
Crown European Holdings SA 9.5% 3/1/11	35,000	38,500
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	48,000
9.875% 10/15/14	95,000	88,825
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	114,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,500
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,300
8.875% 2/15/09	50,000	52,000
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,000
7.5% 5/15/10	95,000	93,813
7.8% 5/15/18	45,000	43,200
8.1% 5/15/07	110,000	111,650
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	42,600
		948,838
Metals & Mining – 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,500
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,800

Quarterly Report 50

Nonconvertible Bonds continued
	Principal	Value
	Amount

MATERIALS – continued
Metals & Mining – continued
Century Aluminum Co. 7.5% 8/15/14	$40,000	$39,200
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (e)	335,000	356,833
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	30,000	30,488
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	73,875
10.125% 2/1/10	45,000	49,613
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	50,000	54,750
Newmont Mining Corp. 5.875% 4/1/35	405,000	389,031
Novelis, Inc. 7.25% 2/15/15 (e)	110,000	100,650
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	110,000	79,750
		1,231,490
Paper & Forest Products 0.2%
Boise Cascade Corp. 8% 2/24/06	25,000	25,344
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.025% 10/15/12 (i)	30,000	28,950
7.125% 10/15/14	30,000	26,700
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	200,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	36,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	15,019
7.5% 5/15/06	50,000	50,500
7.75% 11/15/29	10,000	10,275
8% 1/15/24	130,000	138,450
8.125% 5/15/11	5,000	5,425
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	97,200
Solo Cup Co. 8.5% 2/15/14	145,000	119,625
Stone Container Corp. 8.375% 7/1/12	100,000	95,500
		848,988

TOTAL MATERIALS		4,836,742

TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	36,140
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,123,473
British Telecommunications PLC:
8.375% 12/15/10	190,000	216,625

51		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
British Telecommunications PLC: – continued
8.875% 12/15/30	$145,000	$189,422
Empresa Brasileira de Telecomm SA 11% 12/15/08	98,000	111,475
Eschelon Operating Co. 8.375% 3/15/10	46,000	42,780
GCI, Inc. 7.25% 2/15/14	50,000	48,250
Koninklijke KPN NV yankee 8% 10/1/10	500,000	557,509
New Skies Satellites BV:
8.5388% 11/1/11 (i)	100,000	102,500
9.125% 11/1/12	145,000	147,175
NTL Cable PLC 8.75% 4/15/14	190,000	199,500
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,000
7.25% 2/15/11	35,000	33,250
7.625% 8/3/21	20,000	17,800
Qwest Communications International, Inc.:
7.29% 2/15/09 (i)	40,000	40,000
7.5% 2/15/14 (e)	60,000	57,300
7.5% 2/15/14	160,000	151,600
Qwest Corp.:
7.12% 6/15/13 (e)(i)	90,000	94,950
7.625% 6/15/15 (e)	110,000	112,200
Qwest Services Corp.:
13.5% 12/15/10	20,000	22,800
14% 12/15/14	110,000	133,100
SBC Communications, Inc.:
6.15% 9/15/34	500,000	488,412
6.45% 6/15/34	220,000	223,011
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,107,639
Telecom Italia Capital:
4.95% 9/30/14	415,000	393,776
6% 9/30/34	500,000	474,716
Telefonica de Argentina SA 9.125% 11/7/10	90,000	94,725
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	87,965
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	63,200
TELUS Corp. yankee 7.5% 6/1/07	180,000	186,913
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	79,400
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	121,563
U.S. West Communications 6.875% 9/15/33	165,000	146,438

Quarterly Report

52

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp. 5.85% 9/15/35	$750,000	$ 701,429
Verizon New York, Inc. 6.875% 4/1/12	120,000	124,165
		8,780,201
Wireless Telecommunication Services – 0.6%
America Movil SA de CV 4.125% 3/1/09	285,000	274,871
American Tower Corp. 7.5% 5/1/12	105,000	110,250
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	509,454
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	60,000	61,800
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	103,250
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	30,000	29,438
8.375% 3/15/13	33,000	35,846
Globe Telecom, Inc. 9.75% 4/15/12	30,000	32,700
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	57,050
Inmarsat Finance PLC 7.625% 6/30/12	48,000	48,540
Intelsat Ltd.:
6.5% 11/1/13	40,000	29,500
7.625% 4/15/12	20,000	15,900
8.625% 1/15/15 (e)	195,000	197,925
Kyivstar GSM 10.375% 8/17/09 (e)	100,000	109,750
Millicom International Cellular SA 10% 12/1/13	140,000	143,850
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	61,800
8.375% 10/14/10 (e)	170,000	177,650
Nextel Communications, Inc. 7.375% 8/1/15	150,000	158,676
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,738
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	139,125
8% 12/15/12	105,000	110,513
9.625% 5/1/11	26,000	29,900
Rural Cellular Corp. 8.25% 3/15/12	60,000	62,400
		2,590,926

TOTAL TELECOMMUNICATION SERVICES		11,371,127

UTILITIES – 2.2%
Electric Utilities – 0.9%
AES Gener SA 7.5% 3/25/14	70,000	70,000

53		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Electric Utilities – continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$300,000	$300,385
Exelon Corp.:
4.9% 6/15/15	775,000	727,951
5.625% 6/15/35	90,000	81,608
6.75% 5/1/11	420,000	444,014
FirstEnergy Corp. 6.45% 11/15/11	155,000	163,046
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	40,000	41,400
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	110,000	117,150
Nevada Power Co.:
5.875% 1/15/15	40,000	39,400
6.5% 4/15/12	50,000	51,000
Progress Energy, Inc. 7.1% 3/1/11	950,000	1,016,609
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,400
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	125,000	134,063
TXU Energy Co. LLC 7% 3/15/13	880,000	916,348
		4,145,374
Gas Utilities 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	60,000	56,925
6.8% 11/15/15 (e)	80,000	80,400
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,563
Sonat, Inc.:
6.625% 2/1/08	20,000	19,900
6.75% 10/1/07	15,000	15,113
Transportadora de Gas del Sur SA (Reg. S) 5.3%
12/15/10 (d)	31,336	29,926
		226,827
Independent Power Producers & Energy Traders – 0.6%
AES Corp.:
7.75% 3/1/14	300,000	309,750
8.75% 6/15/08	2,000	2,088
8.75% 5/15/13 (e)	35,000	37,756
8.875% 2/15/11	282,000	301,388
9% 5/15/15 (e)	25,000	27,156
9.375% 9/15/10	7,000	7,595
9.5% 6/1/09	19,000	20,425

Quarterly Report 54

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	$ 170,000	$ 182,750
8.25% 4/15/12 (e)	90,000	100,125
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,136,473
NRG Energy, Inc. 8% 12/15/13	142,000	154,070
Tenaska Alabama Partners LP 7% 6/30/21 (e)	199,329	202,318
TXU Corp. 5.55% 11/15/14	250,000	229,650
		2,711,544
Multi-Utilities – 0.6%
CMS Energy Corp.:
6.3% 2/1/12	260,000	258,050
8.5% 4/15/11	45,000	49,275
9.875% 10/15/07	135,000	145,125
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	522,003
5.15% 7/15/15	500,000	479,358
5.95% 6/15/35	905,000	862,074
6.25% 6/30/12	270,000	281,918
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	107,363
		2,705,166

TOTAL UTILITIES		9,788,911

TOTAL NONCONVERTIBLE BONDS
(Cost $99,127,104)		97,318,168

U.S. Government and Government Agency Obligations 28.0%

U.S. Government Agency Obligations 3.8%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,763,096
4.375% 7/17/13	2,205,000	2,108,132
4.625% 5/1/13	5,000,000	4,826,350
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,673
Freddie Mac:
5.25% 11/5/12	280,000	275,157
5.875% 3/21/11	2,095,000	2,178,218

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,190,626

55		Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
		Principal	Value
		Amount
U.S. Treasury Inflation Protected Obligations 4.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		$ 4,479,568	$ 4,662,920
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,109,620	2,989,110
2% 1/15/14		12,008,962	12,044,557

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			19,696,587
U.S. Treasury Obligations – 19.8%
U.S. Treasury Bonds 6.25% 5/15/30		7,945,000	9,599,793
U.S. Treasury Notes:
3.125% 1/31/07		20,160,000	19,850,504
3.375% 10/15/09		1,000,000	961,250
3.625% 4/30/07		7,808,000	7,721,074
3.625% 6/30/07		1,876,000	1,852,769
3.875% 7/31/07		4,997,000	4,954,640
4.25% 8/15/13		10,049,000	9,854,693
4.75% 5/15/14		15,855,000	16,053,188
6.5% 2/15/10		17,170,000	18,512,746

TOTAL U.S. TREASURY OBLIGATIONS			89,360,657

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $127,996,411)			126,247,870

U.S. Government Agency Mortgage Securities 25.2%

Fannie Mae – 24.3%
3.472% 4/1/34 (i)		136,566	135,675
3.739% 1/1/35 (i)		77,255	75,842
3.752% 10/1/33 (i)		54,054	52,771
3.771% 12/1/34 (i)		59,032	57,896
3.787% 12/1/34 (i)		19,200	18,873
3.794% 6/1/34 (i)		259,093	250,292
3.815% 1/1/35 (i)		58,782	57,830
3.819% 6/1/33 (i)		43,340	42,500
3.838% 1/1/35 (i)		146,749	145,056
3.869% 1/1/35 (i)		84,594	84,092
3.904% 1/1/35 (i)		124,850	122,735
3.913% 12/1/34 (i)		41,900	41,722
3.917% 10/1/34 (i)		54,937	54,436
3.964% 1/1/35 (i)		59,500	58,869

Quarterly Report	56

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
3.968% 5/1/33 (i)		$15,129	$14,902
3.976% 5/1/34 (i)		23,274	23,592
3.98% 12/1/34 (i)		61,372	60,917
3.997% 1/1/35 (i)		39,511	39,129
3.998% 12/1/34 (i)		40,469	40,177
4% 11/1/20 (f)		2,895,592	2,745,383
4.008% 12/1/34 (i)		342,967	340,851
4.014% 2/1/35 (i)		45,490	44,905
4.018% 12/1/34 (i)		39,864	39,459
4.026% 1/1/35 (i)		21,446	21,264
4.026% 2/1/35 (i)		41,145	40,587
4.055% 10/1/18 (i)		53,939	52,951
4.064% 4/1/33 (i)		18,250	18,040
4.064% 1/1/35 (i)		40,340	39,784
4.067% 12/1/34 (i)		86,799	86,181
4.091% 1/1/35 (i)		79,017	78,134
4.102% 2/1/35 (i)		41,858	41,379
4.107% 2/1/35 (i)		44,366	43,975
4.111% 1/1/35 (i)		93,915	92,728
4.112% 2/1/35 (i)		163,783	162,193
4.116% 2/1/35 (i)		82,222	81,266
4.125% 1/1/35 (i)		99,115	98,651
4.128% 1/1/35 (i)		163,927	162,041
4.133% 11/1/34 (i)		73,586	73,041
4.134% 2/1/35 (i)		102,307	101,641
4.144% 1/1/35 (i)		155,102	153,921
4.15% 2/1/35 (i)		83,685	82,870
4.172% 1/1/35 (i)		170,668	169,228
4.174% 1/1/35 (i)		79,588	78,819
4.183% 11/1/34 (i)		30,014	29,807
4.19% 1/1/35 (i)		112,125	109,915
4.222% 3/1/34 (i)		52,176	51,577
4.237% 10/1/34 (i)		137,540	137,750
4.25% 2/1/35 (i)		68,787	67,348
4.291% 8/1/33 (i)		111,907	110,849
4.294% 1/1/35 (i)		61,537	60,787
4.296% 3/1/35 (i)		65,406	64,968
4.298% 7/1/34 (i)		49,446	49,473
4.311% 5/1/35 (i)		84,453	83,389
4.313% 2/1/35 (i)		38,656	38,242
4.315% 3/1/33 (i)		30,442	29,887

	57		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
4.315% 1/1/35 (i)		$65,058	$64,141
4.333% 12/1/34 (i)		42,614	42,535
4.347% 1/1/35 (i)		67,416	66,152
4.367% 2/1/34 (i)		135,760	134,176
4.367% 4/1/35 (i)		43,069	42,547
4.402% 2/1/35 (i)		89,036	87,437
4.414% 5/1/35 (i)		171,956	170,397
4.447% 3/1/35 (i)		71,134	70,003
4.453% 10/1/34 (i)		288,499	287,741
4.454% 4/1/34 (i)		99,616	98,373
4.483% 1/1/35 (i)		95,440	94,969
4.485% 8/1/34 (i)		181,263	179,316
4.496% 12/1/34 (i)		401,473	394,341
4.496% 3/1/35 (i)		188,010	184,785
4.5% 5/1/18 to 3/1/35		21,720,547	20,710,016
4.5% 11/1/20 (f)		13,000,000	12,573,438
4.501% 5/1/35 (i)		84,905	83,828
4.525% 3/1/35 (i)		162,172	159,695
4.53% 8/1/34 (i)		95,553	95,339
4.55% 2/1/35 (i)		387,630	385,699
4.554% 7/1/35 (i)		209,982	208,550
4.558% 2/1/35 (i)		57,793	57,094
4.584% 2/1/35 (i)		525,215	517,253
4.59% 1/1/33 (i)		317,540	316,679
4.603% 2/1/35 (i)		52,495	52,446
4.605% 2/1/35 (i)		173,636	171,398
4.652% 11/1/34 (i)		199,098	197,099
4.68% 11/1/34 (i)		193,954	191,597
4.707% 3/1/35 (i)		470,734	469,393
4.734% 3/1/35 (i)		87,822	86,922
4.736% 7/1/34 (i)		177,683	176,706
4.815% 12/1/34 (i)		172,423	171,178
4.821% 12/1/32 (i)		81,142	81,076
4.848% 12/1/34 (i)		63,702	63,250
4.879% 10/1/34 (i)		126,898	125,971
5% 3/1/35 to 8/1/35		20,304,913	19,545,731
5% 11/1/35 (f)		9,875,320	9,501,909
5.121% 5/1/35 (i)		406,588	408,196
5.204% 6/1/35 (i)		308,761	310,405
5.297% 9/1/35 (i)		121,323	120,304
5.5% 11/1/16 to 10/1/34		5,882,916	5,818,859

Quarterly Report	58

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
5.5% 11/1/35 (f)	$17,610,000	$17,373,366
6% 7/1/08 to 3/1/33	7,710,181	7,845,644
6.5% 6/1/09 to 1/1/33	2,070,181	2,137,387
7% 9/1/25 to 8/1/29	283,373	296,986

TOTAL FANNIE MAE		109,230,917
Freddie Mac – 0.9%
4.078% 12/1/34 (i)	57,872	57,103
4.109% 12/1/34 (i)	98,160	96,947
4.192% 1/1/35 (i)	249,483	246,670
4.289% 3/1/35 (i)	83,572	82,768
4.297% 5/1/35 (i)	153,826	152,255
4.301% 1/1/35 (i)	230,627	227,345
4.309% 12/1/34 (i)	88,184	86,558
4.362% 3/1/35 (i)	115,986	113,703
4.385% 2/1/35 (i)	176,140	175,341
4.388% 2/1/35 (i)	155,009	151,957
4.445% 3/1/35 (i)	71,574	70,064
4.446% 2/1/34 (i)	90,227	89,226
4.479% 6/1/35 (i)	91,845	90,752
4.487% 3/1/35 (i)	230,126	225,639
4.493% 3/1/35 (i)	563,871	555,501
4.495% 3/1/35 (i)	93,678	91,849
4.56% 2/1/35 (i)	135,460	133,470
5.027% 4/1/35 (i)	480,009	478,972
5.237% 8/1/33 (i)	34,308	34,724
6% 5/1/33	731,285	740,405

TOTAL FREDDIE MAC		3,901,249
Government National Mortgage Association 0.0%
7% 7/15/31 to 12/15/32	194,030	203,978
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $116,106,919)		113,336,144

Asset Backed Securities 2.9%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (i)	40,000	40,338

59 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
ACE Securities Corp.: – continued
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (i)	$125,000	$125,088
Class M2, 5.1375% 2/25/34 (i)	125,000	125,076
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (i)	121,563	121,706
Aircraft Lease Securitization Ltd. Series 2005-1
Class C1, 7.64% 9/9/30 (e)(i)	199,150	203,382
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (e)(i)	1,318,234	1,321,284
AmeriCredit Automobile Receivables Trust Series 2004-1
Class D, 5.07% 7/6/10	290,000	287,239
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (i)	65,000	64,997
Class M2, 4.5175% 4/25/34 (i)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (i)	78	78
Series 2003-HE7 Class A3, 4.33% 12/15/33 (i)	61,408	61,632
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (i)	375,000	376,386
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (i)	425,000	429,282
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	880,240
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (i)	120,000	120,458
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,650
Series 2003-B4 Class B4, 4.77% 7/15/11 (i)	90,000	91,371
Series 2004-6 Class B, 4.15% 7/16/12	570,000	552,451
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (i)	30,000	30,420
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (e)	292,181	292,160
Chase Credit Card Master Trust Series 2003-6 Class B,
4.32% 2/15/11 (i)	230,000	231,711
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (i)	220,000	219,985
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (i)	305,000	311,449
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (i)	275,000	275,461
Series 2004-3 Class M1, 4.5375% 6/25/34 (i)	75,000	75,142
Series 2005-1:
Class MV1, 4.4375% 7/25/35 (i)	185,000	184,928
Class MV2, 4.4775% 7/25/35 (i)	220,000	219,846
Class MV3, 4.5175% 7/25/35 (i)	90,000	90,083

Quarterly Report 60

Asset Backed Securities continued
	Principal	Value
	Amount
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	$309,000	$300,177
Class C, 5.074% 6/15/35 (e)	281,000	273,313
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (i)	25,000	25,039
Class M4, 4.9375% 3/25/34 (i)	25,000	25,230
Fremont Home Loan Trust Series 2004-A:
Class M1, 4.5875% 1/25/34 (i)	225,000	225,646
Class M2, 5.1875% 1/25/34 (i)	275,000	278,464
GSAMP Trust Series 2004-FM2 Class M1, 4.5375%
1/25/34 (i)	250,000	249,990
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (i)	1,408	1,413
Class M1, 4.9175% 8/25/33 (i)	25,000	25,293
Series 2003-4:
Class M1, 4.4413% 10/25/33 (i)	40,000	40,238
Class M2, 5.5413% 10/25/33 (i)	45,000	45,500
Series 2004-3 Class M2, 5.2375% 8/25/34 (i)	120,000	122,082
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (i)	159,120	159,142
Class M2, 4.49% 1/20/35 (i)	120,415	120,432
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (i)	45,000	45,717
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.36% 10/15/10 (i)	80,000	80,755
Series 2003-B3 Class B3, 4.345% 1/18/11 (i)	285,000	286,530
Series 2003-B5 Class B5, 4.34% 2/15/11 (i)	240,000	241,689
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (i)	100,000	99,996
Class M2, 4.5875% 7/25/34 (i)	25,000	24,999
Class M3, 4.9875% 7/25/34 (i)	50,000	49,998
Class M4, 5.1375% 7/25/34 (i)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (i)	90,000	91,240
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (i)	35,000	35,445
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (i)	39,060	39,141
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (e)(i)	138,907	139,635
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (i)	75,000	75,283
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (i)	40,000	40,477

61 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (e)(i)(l)	$455,000	$ 146,863
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (l)	250,000	62,559
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (i)	75,000	75,059
Class M4, 5.0125% 6/25/34 (i)	125,000	125,504
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 4.5575% 1/25/35 (i)	225,000	225,160
Class M4, 4.8675% 1/25/35 (i)	750,000	752,665
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (i)	260,000	265,315
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	970,000	954,425
WFS Financial Owner Trust Series 2004-3 Class D,
4.07% 2/17/12	249,304	246,037
TOTAL ASSET BACKED SECURITIES
(Cost $12,905,838)		12,863,291

Collateralized Mortgage Obligations 3.3%

Private Sponsor 3.0%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (i)	282,071	281,159
Series 2005-2 Class 6A2, 4.3175% 6/25/35 (i)	129,428	129,509
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (i)	149,378	148,310
Class 2A1, 4.1851% 12/25/33 (i)	268,334	263,350
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (i)	536,595	527,956
Class 2A2, 4.1237% 3/25/34 (i)	192,554	187,211
Series 2004-C Class 1A1, 3.3651% 4/25/34 (i)	347,271	341,018
Series 2004 D:
Class 1A1, 3.5491% 5/25/34 (i)	410,135	404,255
Class 2A2, 4.2063% 5/25/34 (i)	550,834	539,520
Series 2004-G Class 2A7, 4.5859% 8/25/34 (i)	569,455	564,631
Series 2004-H Class 2A1, 4.4977% 9/25/34 (i)	507,605	499,024
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.3175% 1/25/35 (i)	576,774	578,035
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (i)	93,178	93,283

Quarterly Report 62

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
CS First Boston Mortgage Securities Corp. floater: -
continued
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (i) .	$164,241	$ 164,397
Granite Mortgages PLC floater Series 2004-2 Class 1C,
4.59% 6/20/44 (i)	150,454	150,689
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.4275% 9/26/45 (e)(i)	675,414	675,414
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	70,899	70,766
Master Asset Securitization Trust Series 2004 9 Class 7A1,
6.3216% 5/25/17 (i)	446,632	448,890
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (i)	340,924	346,069
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 3.75% 7/25/30 (i)	538,921	538,074
Series 2003-E Class XA1, 1% 10/25/28 (i)(l)	1,165,101	13,006
Series 2003-G Class XA1, 1% 1/25/29 (l)	1,640,117	18,910
Series 2003-H Class XA1, 1% 1/25/29 (e)(l)	1,317,172	15,612
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (i)	348,628	348,832
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	460,415	465,795
Series 2004-SL2 Class A1, 6.5% 10/25/16	62,622	63,566
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (e)(i)	43,184	43,940
Class B4, 5.59% 6/10/35 (e)(i)	38,386	39,106
Class B5, 6.19% 6/10/35 (e)(i)	28,790	29,401
Class B6, 6.69% 6/10/35 (e)(i)	14,395	14,701
Series 2004-B:
Class B4, 5.04% 2/10/36 (e)(i)	97,910	99,378
Class B5, 5.49% 2/10/36 (e)(i)	97,910	99,623
Class B6, 5.94% 2/10/36 (e)(i)	97,910	99,745
Series 2004-C:
Class B4, 4.89% 9/10/36 (i)	98,535	99,766
Class B5, 5.29% 9/10/36 (i)	98,535	99,643
Class B6, 5.69% 9/10/36 (i)	98,535	100,013
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (e)(l)	2,868,556	19,396
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (i)	425,470	425,470

63		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (i)		$1,092,094	$ 1,092,094
Thornburg Mortgage Securities Trust floater Series
2005-3 Class A4, 4.3075% 10/25/35 (i)		603,774	603,774
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		54,697	56,119
Series 2004-RA2 Class 2A, 7% 7/25/33		109,443	111,302
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4546% 9/25/34 (i)		544,116	540,572
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (i)	.	903,900	885,785
Series 2005-AR12 Class 2A6, 4.3217% 7/25/35 (i)	.	860,831	840,400
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (i)		362,321	357,165

TOTAL PRIVATE SPONSOR			13,534,674
U.S. Government Agency 0.3%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KC,
4.5% 4/25/17		1,050,000	1,021,388
Freddie Mac Multi-class participation certificates
guaranteed sequential pay Series 2750 Class ZT, 5%
2/15/34		396,651	349,253

TOTAL U.S. GOVERNMENT AGENCY			1,370,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,058,848)			14,905,315

Commercial Mortgage Securities 2.7%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 4.44% 11/15/15 (e)(i)		50,000	50,153
Class D, 4.52% 11/15/15 (e)(i)		80,000	80,406
Class F, 4.87% 11/15/15 (e)(i)		60,000	60,374
Class H, 5.37% 11/15/15 (e)(i)		50,000	50,264
Class J, 5.92% 11/15/15 (e)(i)		55,000	55,630
Class K, 6.57% 11/15/15 (e)(i)		50,000	49,905
Series 2005-BOCA:
Class D, 4.3% 12/15/16 (e)(i)		110,000	110,054
Class E, 4.39% 12/15/16 (e)(i)		100,000	100,071
Class F, 4.47% 12/15/16 (e)(i)		110,000	110,090

Quarterly Report 64

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Banc of America Large Loan, Inc. floater: – continued
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (e)(i)	$120,000	$119,859
Class K, 5.32% 12/15/16 (e)(i)	105,000	105,399
Bank of America Large Loan, Inc. floater Series
2005 ESHA:
Class E, 4.5256% 7/14/08 (e)(i)	190,000	189,982
Class F, 4.6956% 7/14/08 (e)(i)	110,000	109,990
Class G, 4.8256% 7/14/08 (e)(i)	100,000	99,991
Class H, 5.0456% 7/14/08 (e)(i)	100,000	99,991
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 4.3975% 4/25/34 (e)(i)	317,127	317,276
Series 2004-2 Class A, 4.4675% 8/25/34 (e)(i)	343,778	344,531
Series 2004-3:
Class A1, 4.4075% 1/25/35 (e)(i)	325,345	325,699
Class A2, 4.4575% 1/25/35 (e)(i)	46,478	46,492
Class M1, 4.5375% 1/25/35 (e)(i)	46,478	46,541
Class M2, 5.0375% 1/25/35 (e)(i)	46,478	46,754
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	3,464,959	196,827
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	180,000	178,107
Series 2004 ESA:
Class B, 4.888% 5/14/16 (e)	325,000	323,126
Class C, 4.937% 5/14/16 (e)	205,000	204,143
Class D, 4.986% 5/14/16 (e)	75,000	74,805
Class E, 5.064% 5/14/16 (e)	230,000	230,055
Class F, 5.182% 5/14/16 (e)	55,000	54,979
COMM floater Series 2002-FL7 Class D, 4.54%
11/15/14 (e)(i)	125,000	125,459
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class B, 4.37% 9/15/14 (e)(i)	105,000	105,039
Class D, 4.61% 9/15/14 (e)(i)	30,000	30,009
Class E, 4.67% 9/15/14 (e)(i)	45,000	45,028
Class F, 4.77% 9/15/14 (e)(i)	35,000	35,017
Class G, 4.95% 9/15/14 (e)(i)	80,000	80,029
Class H, 5.05% 9/15/14 (e)(i)	85,000	85,031
Class J, 5.57% 9/15/14 (e)(i)	30,000	30,076
Class K, 5.97% 9/15/14 (e)(i)	45,000	45,075
Class L, 6.17% 9/15/14 (e)(i)	35,000	34,989

65 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage Pass-Through Certificates
sequential pay Series 2005-C6 Class A2, 4.999%
6/10/44 (i)	$940,000	$935,494
CS First Boston Mortgage Securities Corp. sequential
pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	12,801	12,820
Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	670,398
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	755,871	776,581
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (i)	25,000	25,585
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,264
Series 2003-36 Class C, 4.254% 2/16/31	55,000	52,945
Series 2003-47 Class C, 4.227% 10/16/27	104,144	101,387
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,173
Series 2003-47 Class XA, 0.0199% 6/16/43 (i)(l)	5,453,581	271,773
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	412,087
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,377
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (e)	370,000	396,108
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	117,799
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	200,000	178,869
Morgan Stanley Capital I, Inc. Series 2005 IQ9 Class X2,
1.2032% 7/15/56 (e)(i)(l)	3,920,000	186,353
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	296,984	305,270
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	25,440
Class C4, 6.893% 5/15/16 (e)	500,000	534,699
Class E3, 7.253% 3/15/13 (e)	235,000	241,134
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	785,000	760,875

Quarterly Report

66

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(i)	$ 1,000,000	$ 971,388
Class 180B, 5.5782% 10/15/41 (e)(i)	500,000	485,694
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,633,875)		12,087,759

Foreign Government and Government Agency Obligations 2.0%

Argentine Republic:
4.005% 8/3/12 (i)	440,000	341,082
4.4363% 4/30/13 (i)	90,000	73,520
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (j)	172,704	167,523
par 1.33% 12/31/38 unit (d)(j)	170,116	62,943
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (i)	217,945	212,769
FLIRB L 5.1875% 4/15/09 (Reg.) (i)	39,308	38,571
8% 1/15/18	91,000	94,003
10.5% 7/14/14	25,000	29,313
11% 1/11/12	20,000	23,800
11% 8/17/40	385,000	462,578
12.25% 3/6/30	125,000	166,250
12.75% 1/15/20	65,000	87,523
14.5% 10/15/09	25,000	31,838
Central Bank of Nigeria promissory note 5.092%
1/5/10	104,884	100,613
Colombian Republic:
10.75% 1/15/13	160,000	194,400
11.75% 2/25/20	125,000	168,438
Dominican Republic:
Brady 4.8738% 8/30/09 (i)	103,325	101,413
4.375% 8/30/24 (i)	250,000	227,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	75,000	67,125
12% 11/15/12 (Reg. S)	70,000	70,000
euro par 5% 2/28/25	15,000	10,725
Indonesian Republic:
7.25% 4/20/15 (e)	60,000	59,250
7.25% 4/20/15	80,000	79,000
Israeli State 4.625% 6/15/13	20,000	19,025
Korean Republic 4.875% 9/22/14	195,000	189,458

67		Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
		Principal	Value
		Amount
Lebanese Republic:
6.77% 11/30/09 (e)(i)		$70,000	$70,875
6.77% 11/30/09 (i)		200,000	202,500
Panamanian Republic Brady discount 4.6875%
7/17/26 (i)		25,000	22,750
Peruvian Republic:
7.35% 7/21/25		200,000	202,000
9.875% 2/6/15		45,000	55,350
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17		120,000	119,550
8.375% 2/15/11		360,000	375,300
9% 2/15/13		145,000	154,606
9.875% 1/15/19		90,000	100,013
10.625% 3/16/25		95,000	109,606
Republic of Serbia 3.75% 11/1/24 (d)(e)		50,000	43,250
Russian Federation:
5% 3/31/30 (Reg. S) (d)		622,000	691,198
11% 7/24/18 (Reg. S)		95,000	138,700
12.75% 6/24/28 (Reg. S)		120,000	217,200
euro 10% 6/26/07		110,000	118,388
Turkish Republic:
11.75% 6/15/10		305,000	374,388
11.875% 1/15/30		255,000	370,388
Ukraine Government:
7.3431% 8/5/09 (i)		200,000	216,000
7.65% 6/11/13 (Reg. S)		100,000	107,500
United Mexican States:
4.625% 10/8/08		70,000	69,160
4.625% 10/8/08		170,000	167,960
5.875% 1/15/14		40,000	40,640
6.75% 9/27/34		170,000	177,225
7.5% 1/14/12		100,000	110,800
7.5% 4/8/33		200,000	228,000
11.5% 5/15/26		65,000	102,700
Uruguay Republic 7.25% 2/15/11		50,000	51,125
Venezuelan Republic:
5.1938% 4/20/11 (i)		105,000	103,688
5.375% 8/7/10		105,000	101,430
9.25% 9/15/27		180,000	209,700
10.75% 9/19/13		220,000	267,850
13.625% 8/15/18		78,000	113,100

Quarterly Report	68

Foreign Government and Government Agency Obligations
continued
	Principal	Value
	Amount
Venezuelan Republic: – continued
euro Brady:
FLIRB B 5.125% 3/31/07 (i)	$ 35,710	$ 35,531
par W-B 6.75% 3/31/20	250,000	250,875
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (d)	90,000	70,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $8,218,010)		8,868,206

Common Stocks 0.0%
	Shares

CONSUMER STAPLES 0.0%
Personal Products 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	18,648	54,825
TOTAL COMMON STOCKS
(Cost $36,503)		54,825

Floating Rate Loans 0.1%
	Principal
	Amount

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. Tranche C, term loan 12.8983%
3/16/08 (i)	$ 300,000	306,000
TOTAL FLOATING RATE LOANS
(Cost $306,750)		306,000

Sovereign Loan Participations 0.0%

Indonesian Republic loan participation:
– Credit Suisse First Boston 5.0625% 3/28/13 (i)	113,647	106,544
– Deutsche Bank 5.0625% 3/28/13 (i)	13,377	12,541
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $110,168)		119,085

69		Quarterly Report

Investments (Unaudited) continued

Fixed Income Funds 14.2%
	Shares	Value
Fidelity Floating Rate Central Investment Portfolio (k)	99,473	$ 9,988,084
Fidelity Ultra-Short Central Fund (k)	542,844	53,985,836
TOTAL FIXED INCOME FUNDS
(Cost $64,000,959)		63,973,920
Cash Equivalents 8.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $38,964,000)	$38,968,363	38,964,000

TOTAL INVESTMENT PORTFOLIO 108.7%
(Cost $495,465,385)		489,044,583

NET OTHER ASSETS – (8.7)%		(39,023,911)

NET ASSETS 100%	$ 450,020,672

Quarterly Report

70

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (h)	June 2010	$4,500,000	$ (25,168)
Receive quarterly a fixed rate of .5%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value
of the proportional notional amount (g)	March 2010	1,250,000	970
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (h)	June 2015	12,500,000	(95,725)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3, par value of the
proportional notional amount (g)	March 2015	1,250,000	(7,487)
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	400,000	108
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	400,000	(139)

	71		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .42% and pay Morgan Stanley, Inc.
upon default event of Sempra Energy, par
value of the notional amount of Sempra
Energy 6% 2/1/13	Sept. 2010	$600,000	$59
Receive quarterly notional amount multiplied
by .48% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	1,000,000	10,861

TOTAL CREDIT DEFAULT SWAPS		21,900,000	(116,521)
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,250,000	(22,514)
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,250,000	(20,564)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	1,135,000	(8,304)

TOTAL INTEREST RATE SWAPS		3,635,000	(51,382)

Quarterly Report	72

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$1,000,000	$ (18,308)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	1,000,000	(14,054)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(168,608)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	1,000,000	(17,241)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	355,000	(3,892)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	145,000	(1,580)

	73		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$600,000	$ (6,597)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	2,000,000	(55,047)

TOTAL TOTAL RETURN SWAPS		16,100,000	(285,327)

	$	41,635,000	$ (453,230)

Quarterly Report

74

Legend

(a) Non-income producing

(b) Non-income producing – Issuer is in
default.

(c) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $25,904,347 or
5.8% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

(k) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(l) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $494,803,161. Net unrealized depreciation aggregated $5,758,578, of which $2,607,181 related to appreciated investment securities and $8,365,759 related to depreciated investment securities.

75 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

76

The following is a complete listing of investments for Fidelity’s fixed income central funds as of October 31, 2005 which are
direct or indirect investments of Fidelity Total Bond Fund.
Thsese underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments.

77 Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Floating Rate Loans (c) 83.3%
	Principal	Value
	Amount
Aerospace – 0.2%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
6.4094% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.4%
Delta Air Lines, Inc. Tranche B, term loan 10.39%
3/16/08 (b)	1,030,000	1,066,050
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,113,734	2,134,871
US Airways Group, Inc.:
Tranche 1A, term loan 10.0256% 9/30/10 (b)	4,000,000	4,040,000
Tranche 2B, term loan 12.4256% 9/30/08 (b)	1,000,000	1,025,000
		8,265,921
Automotive 3.9%
Accuride Corp. term loan 6.1773% 1/31/12 (b)	2,343,409	2,363,914
AM General LLC Tranche B1, term loan 8.5898%
11/1/11 (b)	3,747,436	3,897,333
Goodyear Tire & Rubber Co.:
Tranche 1, 5.6465% 4/30/10 (b)	4,060,000	4,095,525
Tranche 2, term loan 7.06% 4/30/10 (b)	1,480,000	1,492,950
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,770,717
		22,626,343
Broadcasting – 1.6%
Entravision Communication Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,838,163
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,463,795
Building Materials – 0.8%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.625%
6/29/12 (b)	1,845,375	1,826,921
Goodman Global Holdings, Inc. term loan 6.375%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 6.2032%
4/5/13 (b)	1,462,650	1,455,337
		4,509,757

Quarterly Report 78

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV 6.3%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	$2,450,000	$2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 7.25% 4/27/10 (b)	8,630,902	8,620,113
Tranche B, term loan 7.4998% 4/7/11 (b)	1,987,454	1,992,422
DIRECTV Holdings LLC Tranche B, term loan 5.4278%
4/13/13 (b)	7,260,000	7,305,375
NTL Investment Holdings Ltd. Tranche B, term loan 7.14%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.5544% 9/30/12 (b)	3,940,000	3,974,475
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,050,000
WideOpenWest Illinois, Inc. Tranche B, term loan
7.0316% 6/22/11 (b)	2,586,902	2,612,771
		37,002,406
Capital Goods 1.4%
Alliance Laundry Systems LLC term loan 6.14%
1/27/12 (b)	1,870,000	1,893,375
Chart Industries, Inc. Tranche B, term loan 6.0625%
10/17/12 (b)	510,000	515,738
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.3199% 2/28/11 (b)	1,913,532	1,913,532
Hexcel Corp. Tranche B, term loan 5.8132% 3/1/12 (b)	370,000	374,163
Mueller Group, Inc. term loan 6.4013% 10/3/12 (b)	670,000	677,538
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	727,200
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		8,374,797
Chemicals – 1.4%
Basell USA, Inc.:
Tranche B2, term loan 6.5813% 8/1/13 (b)	190,000	193,088
Tranche C2, term loan 7.2431% 8/1/14 (b)	190,000	193,088
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,375,531
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,904,679
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,299,918
		7,966,304

79 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – 1.0%
Burt’s Bees, Inc. term loan 6.7983% 3/28/10 (b)	$398,000	$401,980
Central Garden & Pet Co. Tranche B, term loan 5.7828%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
6.4696% 3/30/12 (b)	805,950	809,980
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	376,127
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	1,800,000	1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0943%
12/19/11 (b)	1,941,162	1,950,868
		5,763,391
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	959,470
Diversified Financial Services – 0.6%
Newkirk Master LP Tranche B, term loan 5.9912%
8/11/08 (b)	634,342	642,271
Refco Finance Holdings LLC term loan 8% 8/5/11 (b)	2,972,222	2,808,750
		3,451,021
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.8051%
12/31/09 (b)	1,159,682	1,165,481
Electric Utilities – 4.2%
Allegheny Energy Supply Co. LLC term loan 5.7881%
3/8/11 (b)	3,138,340	3,177,569
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,233,496
term loan 6.9606% 6/24/12 (b)	1,784,146	1,801,988
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.1124% 4/30/10 (b)	1,985,000	1,987,481
Texas Genco LLC term loan 5.8797% 12/14/11 (b)	2,977,500	2,977,500
Thermal North America, Inc. term loan 5.88%
10/12/13 (b)	3,130,000	3,149,563
		24,331,011

Quarterly Report

80

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – 8.5%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	$369,075	$368,614
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.5658% 7/8/12 (b)	1,053,360	1,070,477
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (b)	10,000,000	10,062,500
term loan 6.8125% 11/22/09 (b)	1,000,000	1,007,500
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250
EPCO Holdings, Inc. Tranche B, term loan 6.4213%
8/16/10 (b)	3,460,000	3,503,250
Kerr-McGee Corp. Tranche B, term loan 6.51%
5/24/11 (b)	9,975,000	9,975,000
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,288,163
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,039,700
Targa Resources, Inc. / Targa Resources Finance Corp.:
term loan:
6.34% 10/31/07 (b)	1,000,000	1,000,000
6.34% 10/31/12 (b)	5,370,968	5,384,395
Credit-Linked Deposit 6.4581% 10/31/12 (b)	1,289,032	1,292,255
Universal Compression, Inc. term loan 5.59%
2/15/12 (b)	1,055,500	1,067,374
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		49,378,343
Entertainment/Film 1.5%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,614,125
Environmental – 2.0%
Allied Waste Industries, Inc.:
term loan 6.038% 1/15/12 (b)	5,717,653	5,746,241
Tranche A, Credit-Linked Deposit 5.8638%
1/15/12 (b)	2,160,540	2,171,342
Envirocare of Utah, Inc. Tranche 1, term loan 6.95%
4/13/10 (b)	3,727,273	3,787,841
		11,705,424

81 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 7.4713% 10/1/10 (b)	$4,895,400	$4,938,235
Commonwealth Brands, Inc. term loan 7.125%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.6593%
11/30/11 (b)	3,487,492	3,518,008
Doane Pet Care Co. term loan 6.488% 10/24/12 (b)	920,000	929,200
Herbalife International, Inc. term loan 5.9252%
12/21/10 (b)	990,000	999,900
		10,522,913
Gaming – 2.9%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	879,788
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,368,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,203,257
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	401,980
Isle of Capri Casinos, Inc. term loan 5.8445%
2/4/11 (b)	198,500	200,733
Marina District Finance Co., Inc. term loan 5.91%
10/14/11 (b)	3,970,000	3,994,813
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	1,426,425	1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	781,506
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	5,908,547	5,938,090
		17,207,573
Healthcare 9.6%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.4445% 2/7/12 (b)	3,283,500	3,295,813
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	947,625
DaVita, Inc. Tranche B, term loan 4.1762% 10/5/12 (b)	12,686,275	12,860,711
Genoa Healthcare Group LLC Tranche 1, term loan
7.2252% 8/4/12 (b)	1,392,000	1,404,180
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	1,233,338	1,236,422
term loan 6.53% 6/14/07 (b)	4,559,180	4,570,578
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,172,722	3,192,551

Quarterly Report 82

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Healthcare continued
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	$478,800	$484,187
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,344
PacifiCare Health Systems, Inc. Tranche B, term loan
5.3086% 12/6/10 (b)	6,947,500	6,964,869
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Renal Advantage, Inc. Tranche B, term loan 6.44%
9/30/12 (b)	2,520,000	2,545,200
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.625% 5/16/11 (b)	6,491,982	6,556,902
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,984,113	3,994,074
		56,099,452
Homebuilding/Real Estate – 4.5%
CB Richard Ellis Services, Inc. term loan 5.1371%
3/31/10 (b)	1,430,172	1,444,473
General Growth Properties, Inc. Tranche B, term loan
6.09% 11/12/08 (b)	5,961,545	6,013,708
Lake Las Vegas LLC Tranche 1, term loan 7.0275%
11/1/09 (b)	3,823,036	3,880,382
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,145,043
LNR Property Corp. Tranche B, term loan 6.7307%
2/3/08 (b)	3,919,880	3,929,680
Maguire Properties, Inc. Tranche B, term loan 5.64%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,519,044
Hotels 0.8%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.3313% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,041,250
Mega Bloks, Inc. Tranche B, term loan 5.8843%
7/26/12 (b)	438,900	444,386
		3,485,636

83 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Metals/Mining – 2.3%
Alpha National Resources LLC / Alpha National
Resources Capital Corp. Tranche B, term loan
5.8112% 10/26/12 (b)	$1,170,000	$1,180,238
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.6503% 3/21/10 (b)	2,947,385	2,962,122
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0941% 3/23/11 (b)	5,676,487	5,719,061
		13,520,864
Paper 2.3%
Escanaba Timber LLC term loan 6.75% 5/2/08 (b)	520,000	520,000
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,976,875
Credit-Linked Deposit 5.36% 5/7/11 (b)	602,945	610,482
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.7966% 11/1/10 (b)	655,111	663,300
Tranche B, term loan 5.7714% 11/1/11 (b)	5,195,070	5,260,008
Tranche C, term loan 5.875% 11/1/11 (b)	1,918,186	1,942,163
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,513,083
		13,487,711
Publishing/Printing – 2.4%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.7474% 3/9/10 (b)	6,381,260	6,405,190
Liberty Group Operating, Inc. Tranche B, term loan
6.1875% 2/28/12 (b)	196,513	198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,090,750
R.H. Donnelley Corp. Tranche B2, term loan 5.6957%
6/30/11 (b)	4,287,315	4,330,188
		14,024,606
Railroad 2.2%
Helm Holding Corp. Tranche 1, term loan 6.2469%
7/8/11 (b)	1,179,872	1,191,671
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	8,661,875	8,716,012
RailAmerica, Inc. term loan 5.8974% 9/29/11 (b)	3,090,201	3,136,554
		13,044,237

Quarterly Report

84

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Restaurants 2.6%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.2463% 7/25/12 (b)	$3,990,000	$4,009,950
Burger King Corp. Tranche B, term loan 5.8154%
6/30/12 (b)	1,845,375	1,863,829
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.7518% 1/8/11 (b)	3,109,833	3,129,269
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,464,918
		15,349,224
Services – 4.3%
Coinstar, Inc. term loan 6.1% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,990,000	1,990,000
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.7188% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.59% 1/7/12 (b)	4,050,907	4,050,907
Rural/Metro Corp.:
Credit-Linked Deposit 6.39% 3/4/11 (b)	520,882	528,696
term loan 6.0375% 3/4/11 (b)	1,800,765	1,827,776
United Rentals, Inc.:
term loan 6.32% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 6.05% 2/14/11 (b) .	575,996	581,756
US Investigations Services, Inc. term loan 6.57%
10/14/12 (b)	3,500,000	3,535,000
		24,978,898
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.7002% 1/30/11 (b)	248,125	248,125
Ozburn Hessey Holding Co. LLC term loan 6.6606%
8/9/12 (b)	270,629	274,688
		522,813
Super Retail – 0.9%
Neiman Marcus Group, Inc. term loan 6.475%
4/6/13 (b)	5,000,000	5,025,000

85 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Technology – 6.2%
AMI Semiconductor, Inc. term loan 5.5813% 4/1/12 (b)	$2,090,751	$ 2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,065,433
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.6854% 3/9/13 (b)	5,471,500	5,485,179
Infor Global Solutions AG Tranche 1, term loan 6.963%
4/18/11 (b)	6,000,000	6,045,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,174,550	2,179,986
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,056,016
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,420,974
Telecommunications – 4.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	304,125
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,873,125
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
Conversant Holdings, Inc. Tranche B, term loan 7.886%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	8,228,410	8,300,409
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.59% 7/29/12 (b)	1,270,000	1,288,263
New Skies Satellites BV term loan 6.4145% 5/2/11 (b) .	1,327,565	1,345,819
NTELOS, Inc. Tranche B, term loan 6.53% 8/24/11 (b) .	992,500	1,002,425
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,646,000
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.797% 2/14/12 (b)	773,333	783,000
		25,652,104
Textiles & Apparel – 0.2%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	437,976	443,451
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	805,840
		1,249,291

TOTAL FLOATING RATE LOANS
(Cost $485,322,736)		486,990,924

Quarterly Report 86

Nonconvertible Bonds 10.4%
	Principal	Value
	Amount
Automotive 6.1%
Ford Motor Credit Co. 4.74% 11/16/06 (b)	$20,000,000	$19,738,633
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	11,000,000	10,935,727
5.11% 9/23/08 (b)	3,000,000	2,908,779
6.75% 1/15/06	2,000,000	2,002,042
		35,585,181
Diversified Financial Services – 0.9%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,047,850
Super Retail – 0.8%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,031,250
Technology – 1.0%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,012,500
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,117,250
		6,129,750
Telecommunications – 1.6%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,996,200
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,180,000
		9,176,200

TOTAL NONCONVERTIBLE BONDS
(Cost $61,004,261)		60,970,231

Cash Equivalents 13.4%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.92%, dated 10/31/05 due 11/1/05)	$ 2,638,287	2,638,000
4.03%, dated 10/31/05 due 11/1/05)	75,458,449	75,450,000
TOTAL CASH EQUIVALENTS
(Cost $78,088,000)		78,088,000

TOTAL INVESTMENT PORTFOLIO 107.1%
(Cost $624,414,997)		626,049,155

NET OTHER ASSETS – (7.1)%		(41,648,054)
NET ASSETS 100%		$ 584,401,101

87		Quarterly Report
Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,192,550 or
2.4% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $624,360,679. Net unrealized appreciation aggregated $1,688,476, of which $2,885,559 related to appreciated investment securities and $1,197,083 related to depreciated investment securities.

Quarterly Report 88

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

89		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

Quarterly Report

90

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

91 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

Quarterly Report

92

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

93 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

Quarterly Report

94

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

95 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Quarterly Report

96

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

97 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Quarterly Report 98

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

99 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Quarterly Report

100

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

101 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Quarterly Report

102

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

103		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
			Principal	Value
			Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)			$1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)			4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)			4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)			4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)			786,975	787,068
Class 1C, 4.59% 6/20/44 (d)			2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)			2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)			2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)			5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)			1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)			11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)			2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)			25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)			2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)			10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)			5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)			3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)			7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)			2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)			2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)			5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)			1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)			737,939	738,832
Class M5, 4.8075% 4/25/35 (d)			737,939	737,939
Class M6, 4.8575% 4/25/35 (d)			1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)			11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)			13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)			4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)		.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)			1,760,398	1,760,398

Quarterly Report	104

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

105		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)		$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)		2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)		3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)		8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)		7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)		9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31		4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)		4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)		5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)		5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .		2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)		3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)		9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)		7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)		4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)		8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)		8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)		10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)		7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)		6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)		782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)		6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)		1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)		10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)		6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)		10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)		8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)		10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)		2,103,178	2,104,353

Quarterly Report	106

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

107			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
			Principal	Value
			Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)		.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27			590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30			2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13			309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14			218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31			3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30			1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)		.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)			5,615,165	5,648,291
0% 9/15/35 (d)			854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15			819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)			4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)			1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)			10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)			8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)			18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)			4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)			2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)			6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)			2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)			21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)			17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)			4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)			6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)			6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28			9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27			68,498	68,375
Series 2395 Class PE, 6% 2/15/30			3,815,362	3,829,008

Quarterly Report	108

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$ 184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

109		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)		$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)		4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)		5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)		334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)		6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)		12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)		2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)		6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)		634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)		554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)		475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)		6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)		1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)		6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)		891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)		1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)		697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)		1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)		2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)		1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)		1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)		6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)		898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)		1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)		1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)		1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)		1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)		1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)		1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)		2,218,251	2,218,234

Quarterly Report	110

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

111		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued

	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Quarterly Report

112

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822
TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

113		Quarterly Report

Investments (Unaudited) continued

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g) $2,233,608,107		2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$ 7,072,881,824

Quarterly Report	114

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

115 Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Quarterly Report	116

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

117 Quarterly Report

Investments (Unaudited) continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Quarterly Report 118

Quarterly Holdings Report for Fidelity® Total Bond Fund

October 31, 2005

1.824865.101 TBD-QTLY 1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 21.6%
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – 3.8%
Auto Components 0.1%
Affinia Group, Inc. 9% 11/30/14		$30,000	$22,500
Delphi Corp. 6.5% 8/15/13 (b)		185,000	127,650
Tenneco, Inc. 8.625% 11/15/14		105,000	98,963
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,960
Visteon Corp. 7% 3/10/14		190,000	158,650
			501,723
Automobiles – 0.5%
Ford Motor Co.:
6.625% 10/1/28		125,000	85,625
7.45% 7/16/31		915,000	672,525
General Motors Corp.:
6.375% 5/1/08		300,000	264,000
8.25% 7/15/23		300,000	221,250
8.375% 7/15/33		1,510,000	1,119,288
			2,362,688
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 7.875% 1/15/15		200,000	207,500
Service Corp. International (SCI):
6.5% 3/15/08		75,000	75,563
6.75% 4/1/16		55,000	53,900
			336,963
Hotels, Restaurants & Leisure 0.8%
Carrols Corp. 9% 1/15/13 (e)		105,000	103,425
Domino’s, Inc. 8.25% 7/1/11		55,000	56,925
Friendly Ice Cream Corp. 8.375% 6/15/12		70,000	64,050
Gaylord Entertainment Co.:
6.75% 11/15/14		50,000	48,125
8% 11/15/13		225,000	234,000
Herbst Gaming, Inc.:
7% 11/15/14		50,000	49,375
8.125% 6/1/12		70,000	72,275
HMH Properties, Inc. 7.875% 8/1/08		45,000	45,563
Host Marriott LP 7.125% 11/1/13		35,000	35,394
Kerzner International Ltd. 6.75% 10/1/15 (e)		140,000	133,350
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14		135,000	124,200
MGM MIRAGE:
6% 10/1/09		50,000	49,125
8.375% 2/1/11		40,000	42,250
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	41,000

Quarterly Report	120

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	$65,000	$64,188
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	141,750
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	50,250
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	79,600
8.875% 3/15/10	100,000	105,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	138,950
Resorts International Hotel & Casino, Inc. 11.5%
3/15/09	225,000	252,000
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	30,000	29,850
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (e)	70,000	71,488
7.25% 5/1/12	50,000	51,063
Six Flags, Inc.:
9.625% 6/1/14	180,000	179,100
9.75% 4/15/13	55,000	54,725
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	102,000
Station Casinos, Inc.:
6% 4/1/12	70,000	69,125
6.5% 2/1/14	40,000	40,050
6.875% 3/1/16	100,000	101,000
6.875% 3/1/16 (e)	50,000	50,500
Town Sports International, Inc. 9.625% 4/15/11	165,000	169,950
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	95,000	106,519
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	71,200
Vail Resorts, Inc. 6.75% 2/15/14	60,000	59,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	28,400
9% 1/15/12 (e)	30,000	31,350
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	44,000	47,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	167,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	160,000	152,200
		3,513,915
Household Durables – 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	5,000	5,000
Desarrolladora Homex SA de CV 7.5% 9/28/15 (e)	20,000	19,400

121		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e) .	$80,000	$75,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	44,875
6.5% 1/15/14	100,000	93,250
8.875% 4/1/12	10,000	10,325
Sealy Mattress Co. 8.25% 6/15/14	50,000	50,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	110,000	96,800
7.5% 1/15/15	175,000	144,375
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,350
		575,475
Media – 1.8%
AMC Entertainment, Inc. 8.625% 8/15/12	60,000	60,600
AOL Time Warner, Inc.:
6.875% 5/1/12	45,000	48,166
7.625% 4/15/31	500,000	563,757
Cablevision Systems Corp.:
8% 4/15/12	230,000	218,500
8.7163% 4/1/09 (i)	40,000	40,900
CanWest Media, Inc. 8% 9/15/12	30,000	31,875
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	115,000	115,288
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	70,000	69,650
Cinemark, Inc. 0% 3/15/14 (c)	100,000	70,500
Comcast Corp. 5.85% 1/15/10	500,000	508,740
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,568
7.125% 10/1/12	970,000	1,038,983
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	153,200
7.875% 2/15/18	50,000	47,875
8.125% 7/15/09	65,000	66,463
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	73,625
0% 11/15/13 (c)	5,000	3,875
8% 11/15/13	10,000	10,125

Quarterly Report

122

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – continued
Media – continued
EchoStar DBS Corp.:
6.375% 10/1/11	$150,000	$ 146,063
9.125% 1/15/09	72,000	75,600
Globo Comunicacoes e Participacoes SA (Reg. S)
7.375% 10/20/11 (d)	63,412	61,193
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	37,200
Houghton Mifflin Co.:
8.25% 2/1/11	100,000	103,000
9.875% 2/1/13	145,000	153,700
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	82,800
Innova S. de R.L. 9.375% 9/19/13	90,000	99,338
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	103,000
Liberty Media Corp.:
5.7% 5/15/13	570,000	514,425
8.25% 2/1/30	740,000	694,070
8.5% 7/15/29	130,000	123,950
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	205,675
MediaNews Group, Inc. 6.375% 4/1/14	100,000	95,000
News America Holdings, Inc. 7.75% 12/1/45	170,000	191,848
News America, Inc. 6.2% 12/15/34	330,000	317,989
Nexstar Broadcasting, Inc. 7% 1/15/14	200,000	177,000
PanAmSat Corp. 9% 8/15/14	84,000	88,620
Paxson Communications Corp. 10.75% 7/15/08	150,000	145,875
PRIMEDIA, Inc. 8.875% 5/15/11	25,000	26,281
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,650
10.375% 9/1/14 (e)	30,000	32,700
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,750
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,207,367
		7,969,784
Multiline Retail – 0.2%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	100,000	99,000
The May Department Stores Co. 6.7% 7/15/34	620,000	630,268
		729,268
Specialty Retail – 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	55,800
9% 6/15/12	15,000	14,850
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	163,838

123		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Nebraska Book Co., Inc. 8.625% 3/15/12		$90,000	$84,150
Sonic Automotive, Inc. 8.625% 8/15/13		165,000	156,750
United Auto Group, Inc. 9.625% 3/15/12		50,000	51,125
			526,513
Textiles, Apparel & Luxury Goods – 0.1%
Jostens IH Corp. 7.625% 10/1/12		40,000	39,800
Levi Strauss & Co.:
8.8044% 4/1/12 (i)		70,000	69,475
9.75% 1/15/15		180,000	181,125
12.25% 12/15/12		65,000	71,175
			361,575

TOTAL CONSUMER DISCRETIONARY			16,877,904

CONSUMER STAPLES 1.0%
Beverages – 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (e)		425,000	410,456
Molson Coors Capital Finance ULC 4.85% 9/22/10 (e) .		1,000,000	982,058
			1,392,514
Food & Staples Retailing – 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09		40,000	40,400
6.875% 5/1/29		170,000	161,500
8.25% 7/15/10		40,000	42,900
Jean Coutu Group, Inc.:
7.625% 8/1/12		30,000	29,475
8.5% 8/1/14		60,000	55,350
Rite Aid Corp. 6% 12/15/05 (e)		20,000	20,040
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)		115,000	120,750
Stater Brothers Holdings, Inc. 8.125% 6/15/12		80,000	78,200
			548,615
Food Products 0.4%
B&G Foods, Inc. 8% 10/1/11		40,000	40,400
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)		90,000	87,286
5.125% 10/1/13 (e)		1,060,000	1,044,277
Doane Pet Care Co.:
9.75% 5/15/07		50,000	50,000
10.625% 11/15/15 (e)		50,000	50,625

Quarterly Report	124

Nonconvertible Bonds continued
	Principal	Value
	Amount

CONSUMER STAPLES – continued
Food Products – continued
Doane Pet Care Co.: – continued
10.75% 3/1/10	$125,000	$135,313
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	120,000	123,000
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	154,350
		1,725,651
Household Products – 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	153,375
Personal Products 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	93,500
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	400,000	433,306

TOTAL CONSUMER STAPLES		4,346,961

ENERGY 2.4%
Energy Equipment & Services – 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	328,003
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	849,656
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	44,000	44,990
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,100
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,750
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	100,000	120,438
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,497
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,000
		1,463,434
Oil, Gas & Consumable Fuels – 2.1%
Amerada Hess Corp. 6.65% 8/15/11	110,000	117,069
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	120,125
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	481,574
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	50,250
7.75% 1/15/15	30,000	31,725
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,477,827
El Paso Corp. 7.875% 6/15/12	300,000	306,375

125 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Energy Corp.:
7.375% 12/15/12		$5,000	$4,950
7.75% 1/15/32		15,000	14,831
8.05% 10/15/30		95,000	95,356
El Paso Production Holding Co. 7.75% 6/1/13		140,000	144,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		300,000	319,661
EnCana Holdings Finance Corp. 5.8% 5/1/14		240,000	249,469
Enterprise Products Operating LP 5.75% 3/1/35		300,000	267,794
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	52,000
Gazstream SA 5.625% 7/22/13 (e)		105,000	104,055
General Maritime Corp. 10% 3/15/13		310,000	342,550
Giant Industries, Inc. 8% 5/15/14		130,000	134,875
Hurricane Finance BV:
9.625% 2/12/10 (e)		25,000	28,250
9.625% 2/12/10 (Reg. S)		65,000	73,450
Kinder Morgan Energy Partners LP 5.8% 3/15/35		300,000	279,638
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (e)		146,000	139,795
Massey Energy Co. 6.625% 11/15/10		40,000	40,800
Newfield Exploration Co. 6.625% 9/1/14		90,000	91,800
Nexen, Inc. 5.875% 3/10/35		600,000	571,015
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	53,900
8.25% 3/15/13		40,000	42,700
Pan American Energy LLC 7.125% 10/27/09 (e)		120,000	121,800
Peabody Energy Corp. 6.875% 3/15/13		20,000	20,600
Pemex Project Funding Master Trust:
6.125% 8/15/08		250,000	255,375
6.625% 6/15/35 (e)		780,000	748,800
7.375% 12/15/14		500,000	546,500
7.75% 9/28/49		162,000	165,645
8.625% 2/1/22		75,000	89,250
9.125% 10/13/10		90,000	103,725
Petrobras Energia SA 9.375% 10/30/13		55,000	60,775
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		90,000	89,550
7.375% 7/15/13		40,000	41,600
Ship Finance International Ltd. 8.5% 12/15/13		330,000	320,100
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)		40,000	40,600

Quarterly Report	126

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teekay Shipping Corp. 8.875% 7/15/11	$30,000	$33,975
The Coastal Corp.:
6.375% 2/1/09	5,000	4,850
6.5% 6/1/08	150,000	147,188
6.7% 2/15/27	65,000	65,244
7.75% 6/15/10	200,000	202,000
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)	215,000	217,150
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,156
7.625% 7/15/19	30,000	31,800
7.875% 9/1/21	35,000	37,538
8.125% 3/15/12	30,000	32,250
8.75% 3/15/32	165,000	190,575
YPF SA:
10% 11/2/28	65,000	78,650
yankee 9.125% 2/24/09	45,000	49,050
		9,437,480

TOTAL ENERGY		10,900,914

FINANCIALS – 6.0%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	100,000	96,279
4.25% 9/4/12 (i)	205,000	202,404
E*TRADE Financial Corp.:
7.375% 9/15/13 (e)	40,000	39,400
8% 6/15/11	265,000	268,975
8% 6/15/11 (e)	50,000	51,000
Equinox Holdings Ltd. 9% 12/15/09	90,000	92,250
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,103,606
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,123,566
6.6% 1/15/12	500,000	534,396
Lazard LLC 7.125% 5/15/15	685,000	667,000
Legg Mason, Inc. 6.75% 7/2/08	30,000	31,356
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	663,005
Morgan Stanley 6.6% 4/1/12	1,100,000	1,179,464
		6,052,701

127		Quarterly Report
Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

FINANCIALS – continued
Commercial Banks – 0.7%
Bank of America Corp. 7.4% 1/15/11		$780,000	$861,057
Corporacion Andina de Fomento 5.2% 5/21/13		35,000	34,508
Korea Development Bank:
3.875% 3/2/09		685,000	658,806
4.75% 7/20/09		320,000	315,731
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)		100,000	99,500
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)		200,000	216,500
Wachovia Bank NA 4.875% 2/1/15		600,000	581,396
Wachovia Corp. 4.875% 2/15/14		175,000	170,166
Wells Fargo & Co. 4.625% 8/9/10		400,000	394,241
Western Financial Bank 9.625% 5/15/12		15,000	17,138
			3,349,043
Consumer Finance – 0.9%
AmeriCredit Corp. 9.25% 5/1/09		65,000	68,575
Capital One Bank 6.5% 6/13/13		1,090,000	1,141,947
Ford Motor Credit Co.:
6.625% 6/16/08		90,000	86,306
7% 10/1/13		500,000	457,633
7.375% 2/1/11		1,000,000	939,197
8.625% 11/1/10		100,000	98,066
General Motors Acceptance Corp.:
6.75% 12/1/14		35,000	33,468
6.875% 9/15/11		300,000	290,886
8% 11/1/31		50,000	51,617
Household Finance Corp. 4.125% 11/16/09		170,000	164,194
MBNA America Bank NA 7.125% 11/15/12		500,000	555,409
Triad Acquisition Corp. 11.125% 5/1/13 (e)		85,000	84,150
			3,971,448
Diversified Financial Services – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13		70,000	67,375
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		68,000	72,335
JPMorgan Chase & Co. 4.875% 3/15/14		1,475,000	1,425,251
Prime Property Funding, Inc. 5.125% 6/1/15 (e)		510,000	487,113
Universal City Florida Holding Co. I/II 8.375% 5/1/10 .		30,000	30,600
			2,082,674

Quarterly Report	128

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Insurance – 0.4%
Aegon NV 4.75% 6/1/13	$500,000	$ 482,723
Axis Capital Holdings Ltd. 5.75% 12/1/14	750,000	732,425
Marsh & McLennan Companies, Inc. 7.125% 6/15/09 .	589,000	619,186
UnumProvident Corp. 7.625% 3/1/11	150,000	157,429
		1,991,763
Real Estate 1.7%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (e)	115,000	111,263
8.125% 6/1/12	85,000	86,700
Archstone Smith Operating Trust 5.25% 5/1/15	805,000	786,805
Arden Realty LP 5.25% 3/1/15	1,210,000	1,167,554
Boston Properties, Inc. 6.25% 1/15/13	365,000	380,565
Camden Property Trust 5.875% 11/30/12	200,000	202,991
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	199,774
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,025
Colonial Properties Trust 5.5% 10/1/15	840,000	812,512
Developers Diversified Realty Corp.:
5% 5/3/10	350,000	344,261
5.25% 4/15/11	205,000	202,360
EOP Operating LP:
4.65% 10/1/10	595,000	578,941
4.75% 3/15/14	135,000	127,471
7% 7/15/11	500,000	538,083
Healthcare Realty Trust, Inc. 5.125% 4/1/14	145,000	137,525
La Quinta Properties, Inc. 7% 8/15/12	50,000	51,000
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. II 10.5% 6/15/09	100,000	105,625
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	70,350
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,050
Simon Property Group LP:
5.1% 6/15/15	485,000	466,220
5.625% 8/15/14	1,000,000	1,003,327
Ventas Realty LP/Ventas Capital Corp. 6.625%
10/15/14	60,000	60,150
		7,465,552
Thrifts & Mortgage Finance – 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	389,445
Independence Community Bank Corp. 3.75% 4/1/14 (i)	545,000	519,472

129		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp. 6.375% 6/30/10 (e)		$685,000	$695,785
Washington Mutual, Inc. 4.625% 4/1/14		750,000	705,363
			2,310,065

TOTAL FINANCIALS			27,223,246

HEALTH CARE – 0.3%
Health Care Equipment & Supplies – 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12		50,000	58,500
PerkinElmer, Inc. 8.875% 1/15/13		20,000	22,350
			80,850
Health Care Providers & Services – 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	83,600
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (e)		60,000	64,200
Community Health Systems, Inc. 6.5% 12/15/12		80,000	79,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,300
9.5% 8/15/10		110,000	113,300
DaVita, Inc.:
6.625% 3/15/13		40,000	40,200
7.25% 3/15/15		265,000	266,325
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14		100,000	102,250
Psychiatric Solutions, Inc. 7.75% 7/15/15		50,000	51,125
ResCare, Inc. 7.75% 10/15/13 (e)		80,000	80,200
Rural/Metro Corp. 9.875% 3/15/15 (e)		30,000	30,450
Tenet Healthcare Corp.:
6.375% 12/1/11		75,000	65,625
6.5% 6/1/12		15,000	13,125
7.375% 2/1/13		75,000	66,375
U.S. Oncology, Inc.:
9% 8/15/12		30,000	31,800
10.75% 8/15/14		80,000	88,500
			1,186,975
Pharmaceuticals – 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)		100,000	55,500
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		50,000	44,000
Mylan Laboratories, Inc. 6.375% 8/15/15 (e)		60,000	59,250

Quarterly Report	130

Nonconvertible Bonds continued
	Principal	Value
	Amount

HEALTH CARE – continued
Pharmaceuticals – continued
VWR International, Inc.:
6.875% 4/15/12	$30,000	$28,950
8% 4/15/14	30,000	29,025
		216,725

TOTAL HEALTH CARE		1,484,550

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	513,312
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,500
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	294,100
6.75% 5/1/12 (e)	105,000	95,025
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,100
Orbital Sciences Corp. 9% 7/15/11	135,000	145,463
		1,194,500
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	45,250
6.855% 10/15/10	63,128	63,308
6.977% 11/23/22	10,708	9,476
6.978% 10/1/12	115,156	115,088
7.024% 4/15/11	365,000	365,364
7.377% 5/23/19	46,728	30,607
7.379% 11/23/17	45,678	29,462
7.8% 4/1/08	65,000	63,050
7.858% 4/1/13	525,000	538,254
AMR Corp. 9% 8/1/12	85,000	57,800
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	357,239	339,105
6.795% 2/2/20	472,482	411,060
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	350,000	61,250
9.5% 11/18/08 (b)(e)	61,000	49,410
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	329,800
7.299% 9/18/06	1,000	670
7.57% 11/18/10	705,000	682,549
7.779% 1/2/12	22,349	14,974

131		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

INDUSTRIALS – continued
Airlines – continued
Delta Air Lines, Inc. pass thru trust certificates: -
continued
7.92% 5/18/12		$135,000	$105,300
Northwest Airlines, Inc. 9.875% 3/15/07 (b)		200,000	58,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		7,800	5,070
7.626% 4/1/10		32,062	18,917
7.67% 1/2/15		8,270	6,202
			3,400,466
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10		20,000	21,000
Nortek, Inc. 8.5% 9/1/14		100,000	95,500
			116,500
Commercial Services & Supplies – 0.2%
ACCO Brands Corp. 7.625% 8/15/15 (e)		130,000	121,875
Adesa, Inc. 7.625% 6/15/12		50,000	50,250
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		145,000	131,950
Allied Waste North America, Inc.:
5.75% 2/15/11		70,000	65,275
7.875% 4/15/13		20,000	20,550
Buhrmann US, Inc. 7.875% 3/1/15		50,000	49,125
Cenveo Corp. 7.875% 12/1/13		60,000	54,900
FTI Consulting, Inc. 7.625% 6/15/13 (e)		105,000	107,363
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)		230,000	218,500
Mac-Gray Corp. 7.625% 8/15/15 (e)		150,000	151,875
			971,663
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		20,000	18,200
Industrial Conglomerates – 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (e)		190,000	199,173
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)		720,000	799,177
Nell AF Sarl 8.375% 8/15/15 (e)		75,000	72,563
			1,070,913
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15		80,000	75,800
Chart Industries, Inc. 9.125% 10/15/15 (e)		40,000	39,700
Columbus McKinnon Corp. 8.875% 11/1/13 (e)		20,000	20,000

Quarterly Report	132

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Machinery – continued
Commercial Vehicle Group, Inc. 8% 7/1/13 (e)	$50,000	$49,750
Dresser, Inc. 9.375% 4/15/11	15,000	15,488
Invensys PLC 9.875% 3/15/11 (e)	245,000	233,975
Navistar International Corp. 7.5% 6/15/11	30,000	28,200
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	51,600
Standard Aero Holdings, Inc. 8.25% 9/1/14	60,000	56,700
Terex Corp. 7.375% 1/15/14	100,000	99,250
		670,463
Marine – 0.1%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	110,000	119,900
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	40,000	32,900
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	40,000	42,400
OMI Corp. 7.625% 12/1/13	95,000	97,613
		292,813
Road & Rail 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,250
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	100,000	102,000
TFM SA de CV:
9.375% 5/1/12 (e)	85,000	91,800
yankee 10.25% 6/15/07	35,000	37,450
		334,500
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	75,000	77,250
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	50,000	52,250
		129,500

TOTAL INDUSTRIALS		8,199,518

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.0%
L 3 Communications Corp. 6.375% 10/15/15 (e)	120,000	118,500
Nortel Networks Corp. 6.125% 2/15/06	65,000	65,163
		183,663
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	99,250

133		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

INFORMATION TECHNOLOGY – continued
IT Services – 0.1%
Iron Mountain, Inc. 6.625% 1/1/16		$120,000	$111,000
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)		225,000	230,625
			341,625
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27		130,000	133,900
Xerox Corp.:
7.2% 4/1/16		165,000	173,250
7.625% 6/15/13		60,000	63,600
			370,750
Semiconductors & Semiconductor Equipment – 0.3%
Amkor Technology, Inc. 7.75% 5/15/13		65,000	55,250
Chartered Semiconductor Manufacturing Ltd. 6.375%
8/3/15		760,000	726,269
Freescale Semiconductor, Inc. 7.125% 7/15/14		60,000	62,850
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11		25,000	23,500
8% 12/15/14		80,000	73,200
New ASAT Finance Ltd. 9.25% 2/1/11		60,000	42,000
STATS ChipPAC Ltd. 7.5% 7/19/10		135,000	135,338
Viasystems, Inc. 10.5% 1/15/11		180,000	174,600
			1,293,007

TOTAL INFORMATION TECHNOLOGY			2,288,295

MATERIALS 1.1%
Chemicals – 0.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		110,000	120,450
Berry Plastics Corp. 10.75% 7/15/12		80,000	82,400
Borden US Finance Corp./Nova Scotia Finance ULC
8.9% 7/15/10 (e)(i)		70,000	67,900
Braskem SA 11.75% 1/22/14 (e)		25,000	30,125
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (c)		100,000	69,500
Equistar Chemicals LP:
6.5% 2/15/06		75,000	75,375
7.55% 2/15/26		100,000	93,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11		145,000	157,325
Huntsman International LLC 9.875% 3/1/09		115,000	121,325

Quarterly Report	134

Nonconvertible Bonds continued
	Principal	Value
	Amount

MATERIALS – continued
Chemicals – continued
Innophos, Inc. 8.875% 8/15/14 (e)	$30,000	$30,375
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	57,063
Millennium America, Inc. 9.25% 6/15/08	230,000	246,675
Nalco Co. 7.75% 11/15/11	130,000	132,600
Pliant Corp. 0% 6/15/09 (c)	60,000	48,000
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	35,000	37,013
Rhodia SA 7.625% 6/1/10	100,000	97,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	48,750
		1,726,376
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (e)	30,000	31,050
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	50,000
		81,050
Containers & Packaging – 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	28,500
BWAY Corp. 10% 10/15/10	105,000	108,150
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	100,800
Crown European Holdings SA 9.5% 3/1/11	35,000	38,500
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	48,000
9.875% 10/15/14	95,000	88,825
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	114,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,500
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,300
8.875% 2/15/09	50,000	52,000
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,000
7.5% 5/15/10	95,000	93,813
7.8% 5/15/18	45,000	43,200
8.1% 5/15/07	110,000	111,650
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	42,600
		948,838
Metals & Mining – 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,500
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,800

135		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

MATERIALS – continued
Metals & Mining – continued
Century Aluminum Co. 7.5% 8/15/14		$40,000	$39,200
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (e)		335,000	356,833
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		30,000	30,488
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		75,000	73,875
10.125% 2/1/10		45,000	49,613
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11		50,000	54,750
Newmont Mining Corp. 5.875% 4/1/35		405,000	389,031
Novelis, Inc. 7.25% 2/15/15 (e)		110,000	100,650
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12		110,000	79,750
			1,231,490
Paper & Forest Products 0.2%
Boise Cascade Corp. 8% 2/24/06		25,000	25,344
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.025% 10/15/12 (i)		30,000	28,950
7.125% 10/15/14		30,000	26,700
Buckeye Technologies, Inc. 8.5% 10/1/13		200,000	200,000
Catalyst Paper Corp. 7.375% 3/1/14		40,000	36,000
Georgia-Pacific Corp.:
7.375% 12/1/25		15,000	15,019
7.5% 5/15/06		50,000	50,500
7.75% 11/15/29		10,000	10,275
8% 1/15/24		130,000	138,450
8.125% 5/15/11		5,000	5,425
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	97,200
Solo Cup Co. 8.5% 2/15/14		145,000	119,625
Stone Container Corp. 8.375% 7/1/12		100,000	95,500
			848,988

TOTAL MATERIALS			4,836,742

TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09		35,000	36,140
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,800,000	2,123,473
British Telecommunications PLC:
8.375% 12/15/10		190,000	216,625

Quarterly Report	136

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
British Telecommunications PLC: – continued
8.875% 12/15/30	$145,000	$189,422
Empresa Brasileira de Telecomm SA 11% 12/15/08	98,000	111,475
Eschelon Operating Co. 8.375% 3/15/10	46,000	42,780
GCI, Inc. 7.25% 2/15/14	50,000	48,250
Koninklijke KPN NV yankee 8% 10/1/10	500,000	557,509
New Skies Satellites BV:
8.5388% 11/1/11 (i)	100,000	102,500
9.125% 11/1/12	145,000	147,175
NTL Cable PLC 8.75% 4/15/14	190,000	199,500
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,000
7.25% 2/15/11	35,000	33,250
7.625% 8/3/21	20,000	17,800
Qwest Communications International, Inc.:
7.29% 2/15/09 (i)	40,000	40,000
7.5% 2/15/14 (e)	60,000	57,300
7.5% 2/15/14	160,000	151,600
Qwest Corp.:
7.12% 6/15/13 (e)(i)	90,000	94,950
7.625% 6/15/15 (e)	110,000	112,200
Qwest Services Corp.:
13.5% 12/15/10	20,000	22,800
14% 12/15/14	110,000	133,100
SBC Communications, Inc.:
6.15% 9/15/34	500,000	488,412
6.45% 6/15/34	220,000	223,011
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,107,639
Telecom Italia Capital:
4.95% 9/30/14	415,000	393,776
6% 9/30/34	500,000	474,716
Telefonica de Argentina SA 9.125% 11/7/10	90,000	94,725
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	87,965
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	63,200
TELUS Corp. yankee 7.5% 6/1/07	180,000	186,913
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	79,400
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	121,563
U.S. West Communications 6.875% 9/15/33	165,000	146,438

137 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp. 5.85% 9/15/35		$750,000	$701,429
Verizon New York, Inc. 6.875% 4/1/12		120,000	124,165
			8,780,201
Wireless Telecommunication Services – 0.6%
America Movil SA de CV 4.125% 3/1/09		285,000	274,871
American Tower Corp. 7.5% 5/1/12		105,000	110,250
AT&T Wireless Services, Inc. 7.875% 3/1/11		455,000	509,454
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14		60,000	61,800
Digicel Ltd. 9.25% 9/1/12 (e)		100,000	103,250
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		30,000	29,438
8.375% 3/15/13		33,000	35,846
Globe Telecom, Inc. 9.75% 4/15/12		30,000	32,700
Inmarsat Finance II PLC 0% 11/15/12 (c)		70,000	57,050
Inmarsat Finance PLC 7.625% 6/30/12		48,000	48,540
Intelsat Ltd.:
6.5% 11/1/13		40,000	29,500
7.625% 4/15/12		20,000	15,900
8.625% 1/15/15 (e)		195,000	197,925
Kyivstar GSM 10.375% 8/17/09 (e)		100,000	109,750
Millicom International Cellular SA 10% 12/1/13		140,000	143,850
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		60,000	61,800
8.375% 10/14/10 (e)		170,000	177,650
Nextel Communications, Inc. 7.375% 8/1/15		150,000	158,676
Nextel Partners, Inc. 8.125% 7/1/11		85,000	90,738
Rogers Communications, Inc.:
6.375% 3/1/14		140,000	139,125
8% 12/15/12		105,000	110,513
9.625% 5/1/11		26,000	29,900
Rural Cellular Corp. 8.25% 3/15/12		60,000	62,400
			2,590,926

TOTAL TELECOMMUNICATION SERVICES			11,371,127

UTILITIES – 2.2%
Electric Utilities – 0.9%
AES Gener SA 7.5% 3/25/14		70,000	70,000

Quarterly Report	138

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Electric Utilities – continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$300,000	$ 300,385
Exelon Corp.:
4.9% 6/15/15	775,000	727,951
5.625% 6/15/35	90,000	81,608
6.75% 5/1/11	420,000	444,014
FirstEnergy Corp. 6.45% 11/15/11	155,000	163,046
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	40,000	41,400
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	110,000	117,150
Nevada Power Co.:
5.875% 1/15/15	40,000	39,400
6.5% 4/15/12	50,000	51,000
Progress Energy, Inc. 7.1% 3/1/11	950,000	1,016,609
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,400
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	125,000	134,063
TXU Energy Co. LLC 7% 3/15/13	880,000	916,348
		4,145,374
Gas Utilities 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	60,000	56,925
6.8% 11/15/15 (e)	80,000	80,400
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,563
Sonat, Inc.:
6.625% 2/1/08	20,000	19,900
6.75% 10/1/07	15,000	15,113
Transportadora de Gas del Sur SA (Reg. S) 5.3%
12/15/10 (d)	31,336	29,926
		226,827
Independent Power Producers & Energy Traders – 0.6%
AES Corp.:
7.75% 3/1/14	300,000	309,750
8.75% 6/15/08	2,000	2,088
8.75% 5/15/13 (e)	35,000	37,756
8.875% 2/15/11	282,000	301,388
9% 5/15/15 (e)	25,000	27,156
9.375% 9/15/10	7,000	7,595
9.5% 6/1/09	19,000	20,425

139		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		$ 170,000	$ 182,750
8.25% 4/15/12 (e)		90,000	100,125
Constellation Energy Group, Inc. 7% 4/1/12		1,050,000	1,136,473
NRG Energy, Inc. 8% 12/15/13		142,000	154,070
Tenaska Alabama Partners LP 7% 6/30/21 (e)		199,329	202,318
TXU Corp. 5.55% 11/15/14		250,000	229,650
			2,711,544
Multi-Utilities – 0.6%
CMS Energy Corp.:
6.3% 2/1/12		260,000	258,050
8.5% 4/15/11		45,000	49,275
9.875% 10/15/07		135,000	145,125
Dominion Resources, Inc.:
4.75% 12/15/10		535,000	522,003
5.15% 7/15/15		500,000	479,358
5.95% 6/15/35		905,000	862,074
6.25% 6/30/12		270,000	281,918
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	107,363
			2,705,166

TOTAL UTILITIES			9,788,911

TOTAL NONCONVERTIBLE BONDS
(Cost $99,127,104)			97,318,168

U.S. Government and Government Agency Obligations 28.0%

U.S. Government Agency Obligations 3.8%
Fannie Mae:
3.25% 1/15/08		8,000,000	7,763,096
4.375% 7/17/13		2,205,000	2,108,132
4.625% 5/1/13		5,000,000	4,826,350
Federal Home Loan Bank 3.75% 9/28/06		40,000	39,673
Freddie Mac:
5.25% 11/5/12		280,000	275,157
5.875% 3/21/11		2,095,000	2,178,218

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,190,626

Quarterly Report	140

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount
U.S. Treasury Inflation Protected Obligations 4.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$4,479,568	$ 4,662,920
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,109,620	2,989,110
2% 1/15/14	12,008,962	12,044,557

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,696,587
U.S. Treasury Obligations – 19.8%
U.S. Treasury Bonds 6.25% 5/15/30	7,945,000	9,599,793
U.S. Treasury Notes:
3.125% 1/31/07	20,160,000	19,850,504
3.375% 10/15/09	1,000,000	961,250
3.625% 4/30/07	7,808,000	7,721,074
3.625% 6/30/07	1,876,000	1,852,769
3.875% 7/31/07	4,997,000	4,954,640
4.25% 8/15/13	10,049,000	9,854,693
4.75% 5/15/14	15,855,000	16,053,188
6.5% 2/15/10	17,170,000	18,512,746

TOTAL U.S. TREASURY OBLIGATIONS		89,360,657

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $127,996,411)		126,247,870

U.S. Government Agency Mortgage Securities 25.2%

Fannie Mae – 24.3%
3.472% 4/1/34 (i)	136,566	135,675
3.739% 1/1/35 (i)	77,255	75,842
3.752% 10/1/33 (i)	54,054	52,771
3.771% 12/1/34 (i)	59,032	57,896
3.787% 12/1/34 (i)	19,200	18,873
3.794% 6/1/34 (i)	259,093	250,292
3.815% 1/1/35 (i)	58,782	57,830
3.819% 6/1/33 (i)	43,340	42,500
3.838% 1/1/35 (i)	146,749	145,056
3.869% 1/1/35 (i)	84,594	84,092
3.904% 1/1/35 (i)	124,850	122,735
3.913% 12/1/34 (i)	41,900	41,722
3.917% 10/1/34 (i)	54,937	54,436
3.964% 1/1/35 (i)	59,500	58,869

141		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
3.968% 5/1/33 (i)		$15,129	$14,902
3.976% 5/1/34 (i)		23,274	23,592
3.98% 12/1/34 (i)		61,372	60,917
3.997% 1/1/35 (i)		39,511	39,129
3.998% 12/1/34 (i)		40,469	40,177
4% 11/1/20 (f)		2,895,592	2,745,383
4.008% 12/1/34 (i)		342,967	340,851
4.014% 2/1/35 (i)		45,490	44,905
4.018% 12/1/34 (i)		39,864	39,459
4.026% 1/1/35 (i)		21,446	21,264
4.026% 2/1/35 (i)		41,145	40,587
4.055% 10/1/18 (i)		53,939	52,951
4.064% 4/1/33 (i)		18,250	18,040
4.064% 1/1/35 (i)		40,340	39,784
4.067% 12/1/34 (i)		86,799	86,181
4.091% 1/1/35 (i)		79,017	78,134
4.102% 2/1/35 (i)		41,858	41,379
4.107% 2/1/35 (i)		44,366	43,975
4.111% 1/1/35 (i)		93,915	92,728
4.112% 2/1/35 (i)		163,783	162,193
4.116% 2/1/35 (i)		82,222	81,266
4.125% 1/1/35 (i)		99,115	98,651
4.128% 1/1/35 (i)		163,927	162,041
4.133% 11/1/34 (i)		73,586	73,041
4.134% 2/1/35 (i)		102,307	101,641
4.144% 1/1/35 (i)		155,102	153,921
4.15% 2/1/35 (i)		83,685	82,870
4.172% 1/1/35 (i)		170,668	169,228
4.174% 1/1/35 (i)		79,588	78,819
4.183% 11/1/34 (i)		30,014	29,807
4.19% 1/1/35 (i)		112,125	109,915
4.222% 3/1/34 (i)		52,176	51,577
4.237% 10/1/34 (i)		137,540	137,750
4.25% 2/1/35 (i)		68,787	67,348
4.291% 8/1/33 (i)		111,907	110,849
4.294% 1/1/35 (i)		61,537	60,787
4.296% 3/1/35 (i)		65,406	64,968
4.298% 7/1/34 (i)		49,446	49,473
4.311% 5/1/35 (i)		84,453	83,389
4.313% 2/1/35 (i)		38,656	38,242
4.315% 3/1/33 (i)		30,442	29,887

Quarterly Report	142

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
4.315% 1/1/35 (i)		$65,058	$64,141
4.333% 12/1/34 (i)		42,614	42,535
4.347% 1/1/35 (i)		67,416	66,152
4.367% 2/1/34 (i)		135,760	134,176
4.367% 4/1/35 (i)		43,069	42,547
4.402% 2/1/35 (i)		89,036	87,437
4.414% 5/1/35 (i)		171,956	170,397
4.447% 3/1/35 (i)		71,134	70,003
4.453% 10/1/34 (i)		288,499	287,741
4.454% 4/1/34 (i)		99,616	98,373
4.483% 1/1/35 (i)		95,440	94,969
4.485% 8/1/34 (i)		181,263	179,316
4.496% 12/1/34 (i)		401,473	394,341
4.496% 3/1/35 (i)		188,010	184,785
4.5% 5/1/18 to 3/1/35		21,720,547	20,710,016
4.5% 11/1/20 (f)		13,000,000	12,573,438
4.501% 5/1/35 (i)		84,905	83,828
4.525% 3/1/35 (i)		162,172	159,695
4.53% 8/1/34 (i)		95,553	95,339
4.55% 2/1/35 (i)		387,630	385,699
4.554% 7/1/35 (i)		209,982	208,550
4.558% 2/1/35 (i)		57,793	57,094
4.584% 2/1/35 (i)		525,215	517,253
4.59% 1/1/33 (i)		317,540	316,679
4.603% 2/1/35 (i)		52,495	52,446
4.605% 2/1/35 (i)		173,636	171,398
4.652% 11/1/34 (i)		199,098	197,099
4.68% 11/1/34 (i)		193,954	191,597
4.707% 3/1/35 (i)		470,734	469,393
4.734% 3/1/35 (i)		87,822	86,922
4.736% 7/1/34 (i)		177,683	176,706
4.815% 12/1/34 (i)		172,423	171,178
4.821% 12/1/32 (i)		81,142	81,076
4.848% 12/1/34 (i)		63,702	63,250
4.879% 10/1/34 (i)		126,898	125,971
5% 3/1/35 to 8/1/35		20,304,913	19,545,731
5% 11/1/35 (f)		9,875,320	9,501,909
5.121% 5/1/35 (i)		406,588	408,196
5.204% 6/1/35 (i)		308,761	310,405
5.297% 9/1/35 (i)		121,323	120,304
5.5% 11/1/16 to 10/1/34		5,882,916	5,818,859

	143		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
5.5% 11/1/35 (f)	$17,610,000	$17,373,366
6% 7/1/08 to 3/1/33	7,710,181	7,845,644
6.5% 6/1/09 to 1/1/33	2,070,181	2,137,387
7% 9/1/25 to 8/1/29	283,373	296,986

TOTAL FANNIE MAE		109,230,917
Freddie Mac – 0.9%
4.078% 12/1/34 (i)	57,872	57,103
4.109% 12/1/34 (i)	98,160	96,947
4.192% 1/1/35 (i)	249,483	246,670
4.289% 3/1/35 (i)	83,572	82,768
4.297% 5/1/35 (i)	153,826	152,255
4.301% 1/1/35 (i)	230,627	227,345
4.309% 12/1/34 (i)	88,184	86,558
4.362% 3/1/35 (i)	115,986	113,703
4.385% 2/1/35 (i)	176,140	175,341
4.388% 2/1/35 (i)	155,009	151,957
4.445% 3/1/35 (i)	71,574	70,064
4.446% 2/1/34 (i)	90,227	89,226
4.479% 6/1/35 (i)	91,845	90,752
4.487% 3/1/35 (i)	230,126	225,639
4.493% 3/1/35 (i)	563,871	555,501
4.495% 3/1/35 (i)	93,678	91,849
4.56% 2/1/35 (i)	135,460	133,470
5.027% 4/1/35 (i)	480,009	478,972
5.237% 8/1/33 (i)	34,308	34,724
6% 5/1/33	731,285	740,405

TOTAL FREDDIE MAC		3,901,249
Government National Mortgage Association 0.0%
7% 7/15/31 to 12/15/32	194,030	203,978
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $116,106,919)		113,336,144

Asset Backed Securities 2.9%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (i)	40,000	40,338

Quarterly Report

144

Asset Backed Securities continued
	Principal	Value
	Amount
ACE Securities Corp.: – continued
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (i)	$125,000	$ 125,088
Class M2, 5.1375% 2/25/34 (i)	125,000	125,076
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (i)	121,563	121,706
Aircraft Lease Securitization Ltd. Series 2005-1
Class C1, 7.64% 9/9/30 (e)(i)	199,150	203,382
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (e)(i)	1,318,234	1,321,284
AmeriCredit Automobile Receivables Trust Series 2004-1
Class D, 5.07% 7/6/10	290,000	287,239
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (i)	65,000	64,997
Class M2, 4.5175% 4/25/34 (i)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (i)	78	78
Series 2003-HE7 Class A3, 4.33% 12/15/33 (i)	61,408	61,632
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (i)	375,000	376,386
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (i)	425,000	429,282
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	880,240
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (i)	120,000	120,458
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,650
Series 2003-B4 Class B4, 4.77% 7/15/11 (i)	90,000	91,371
Series 2004-6 Class B, 4.15% 7/16/12	570,000	552,451
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (i)	30,000	30,420
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (e)	292,181	292,160
Chase Credit Card Master Trust Series 2003-6 Class B,
4.32% 2/15/11 (i)	230,000	231,711
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (i)	220,000	219,985
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (i)	305,000	311,449
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (i)	275,000	275,461
Series 2004-3 Class M1, 4.5375% 6/25/34 (i)	75,000	75,142
Series 2005-1:
Class MV1, 4.4375% 7/25/35 (i)	185,000	184,928
Class MV2, 4.4775% 7/25/35 (i)	220,000	219,846
Class MV3, 4.5175% 7/25/35 (i)	90,000	90,083

145		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	$309,000	$300,177
Class C, 5.074% 6/15/35 (e)	281,000	273,313
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (i)	25,000	25,039
Class M4, 4.9375% 3/25/34 (i)	25,000	25,230
Fremont Home Loan Trust Series 2004-A:
Class M1, 4.5875% 1/25/34 (i)	225,000	225,646
Class M2, 5.1875% 1/25/34 (i)	275,000	278,464
GSAMP Trust Series 2004-FM2 Class M1, 4.5375%
1/25/34 (i)	250,000	249,990
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (i)	1,408	1,413
Class M1, 4.9175% 8/25/33 (i)	25,000	25,293
Series 2003-4:
Class M1, 4.4413% 10/25/33 (i)	40,000	40,238
Class M2, 5.5413% 10/25/33 (i)	45,000	45,500
Series 2004-3 Class M2, 5.2375% 8/25/34 (i)	120,000	122,082
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (i)	159,120	159,142
Class M2, 4.49% 1/20/35 (i)	120,415	120,432
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (i)	45,000	45,717
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.36% 10/15/10 (i)	80,000	80,755
Series 2003-B3 Class B3, 4.345% 1/18/11 (i)	285,000	286,530
Series 2003-B5 Class B5, 4.34% 2/15/11 (i)	240,000	241,689
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (i)	100,000	99,996
Class M2, 4.5875% 7/25/34 (i)	25,000	24,999
Class M3, 4.9875% 7/25/34 (i)	50,000	49,998
Class M4, 5.1375% 7/25/34 (i)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (i)	90,000	91,240
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (i)	35,000	35,445
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (i)	39,060	39,141
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (e)(i)	138,907	139,635
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (i)	75,000	75,283
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (i)	40,000	40,477

Quarterly Report

146

Asset Backed Securities continued
	Principal	Value
	Amount
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (e)(i)(l)	$455,000	$ 146,863
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (l)	250,000	62,559
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (i)	75,000	75,059
Class M4, 5.0125% 6/25/34 (i)	125,000	125,504
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 4.5575% 1/25/35 (i)	225,000	225,160
Class M4, 4.8675% 1/25/35 (i)	750,000	752,665
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (i)	260,000	265,315
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	970,000	954,425
WFS Financial Owner Trust Series 2004-3 Class D,
4.07% 2/17/12	249,304	246,037
TOTAL ASSET BACKED SECURITIES
(Cost $12,905,838)		12,863,291

Collateralized Mortgage Obligations 3.3%

Private Sponsor 3.0%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (i)	282,071	281,159
Series 2005-2 Class 6A2, 4.3175% 6/25/35 (i)	129,428	129,509
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (i)	149,378	148,310
Class 2A1, 4.1851% 12/25/33 (i)	268,334	263,350
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (i)	536,595	527,956
Class 2A2, 4.1237% 3/25/34 (i)	192,554	187,211
Series 2004-C Class 1A1, 3.3651% 4/25/34 (i)	347,271	341,018
Series 2004 D:
Class 1A1, 3.5491% 5/25/34 (i)	410,135	404,255
Class 2A2, 4.2063% 5/25/34 (i)	550,834	539,520
Series 2004-G Class 2A7, 4.5859% 8/25/34 (i)	569,455	564,631
Series 2004-H Class 2A1, 4.4977% 9/25/34 (i)	507,605	499,024
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.3175% 1/25/35 (i)	576,774	578,035
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (i)	93,178	93,283

147		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
CS First Boston Mortgage Securities Corp. floater: -
continued
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (i) .		$164,241	$164,397
Granite Mortgages PLC floater Series 2004-2 Class 1C,
4.59% 6/20/44 (i)		150,454	150,689
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.4275% 9/26/45 (e)(i)		675,414	675,414
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34		70,899	70,766
Master Asset Securitization Trust Series 2004 9 Class 7A1,
6.3216% 5/25/17 (i)		446,632	448,890
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (i)		340,924	346,069
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 3.75% 7/25/30 (i)		538,921	538,074
Series 2003-E Class XA1, 1% 10/25/28 (i)(l)		1,165,101	13,006
Series 2003-G Class XA1, 1% 1/25/29 (l)		1,640,117	18,910
Series 2003-H Class XA1, 1% 1/25/29 (e)(l)		1,317,172	15,612
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (i)		348,628	348,832
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31		460,415	465,795
Series 2004-SL2 Class A1, 6.5% 10/25/16		62,622	63,566
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (e)(i)		43,184	43,940
Class B4, 5.59% 6/10/35 (e)(i)		38,386	39,106
Class B5, 6.19% 6/10/35 (e)(i)		28,790	29,401
Class B6, 6.69% 6/10/35 (e)(i)		14,395	14,701
Series 2004-B:
Class B4, 5.04% 2/10/36 (e)(i)		97,910	99,378
Class B5, 5.49% 2/10/36 (e)(i)		97,910	99,623
Class B6, 5.94% 2/10/36 (e)(i)		97,910	99,745
Series 2004-C:
Class B4, 4.89% 9/10/36 (i)		98,535	99,766
Class B5, 5.29% 9/10/36 (i)		98,535	99,643
Class B6, 5.69% 9/10/36 (i)		98,535	100,013
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (e)(l)		2,868,556	19,396
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (i)		425,470	425,470

Quarterly Report	148

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (i)	$1,092,094	$ 1,092,094
Thornburg Mortgage Securities Trust floater Series
2005-3 Class A4, 4.3075% 10/25/35 (i)	603,774	603,774
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	54,697	56,119
Series 2004-RA2 Class 2A, 7% 7/25/33	109,443	111,302
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4546% 9/25/34 (i)	544,116	540,572
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (i) .	903,900	885,785
Series 2005-AR12 Class 2A6, 4.3217% 7/25/35 (i) .	860,831	840,400
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (i)	362,321	357,165

TOTAL PRIVATE SPONSOR		13,534,674
U.S. Government Agency 0.3%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KC,
4.5% 4/25/17	1,050,000	1,021,388
Freddie Mac Multi-class participation certificates
guaranteed sequential pay Series 2750 Class ZT, 5%
2/15/34	396,651	349,253

TOTAL U.S. GOVERNMENT AGENCY		1,370,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,058,848)		14,905,315

Commercial Mortgage Securities 2.7%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 4.44% 11/15/15 (e)(i)	50,000	50,153
Class D, 4.52% 11/15/15 (e)(i)	80,000	80,406
Class F, 4.87% 11/15/15 (e)(i)	60,000	60,374
Class H, 5.37% 11/15/15 (e)(i)	50,000	50,264
Class J, 5.92% 11/15/15 (e)(i)	55,000	55,630
Class K, 6.57% 11/15/15 (e)(i)	50,000	49,905
Series 2005-BOCA:
Class D, 4.3% 12/15/16 (e)(i)	110,000	110,054
Class E, 4.39% 12/15/16 (e)(i)	100,000	100,071
Class F, 4.47% 12/15/16 (e)(i)	110,000	110,090

149		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Banc of America Large Loan, Inc. floater: – continued
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (e)(i)	$120,000	$119,859
Class K, 5.32% 12/15/16 (e)(i)	105,000	105,399
Bank of America Large Loan, Inc. floater Series
2005 ESHA:
Class E, 4.5256% 7/14/08 (e)(i)	190,000	189,982
Class F, 4.6956% 7/14/08 (e)(i)	110,000	109,990
Class G, 4.8256% 7/14/08 (e)(i)	100,000	99,991
Class H, 5.0456% 7/14/08 (e)(i)	100,000	99,991
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 4.3975% 4/25/34 (e)(i)	317,127	317,276
Series 2004-2 Class A, 4.4675% 8/25/34 (e)(i)	343,778	344,531
Series 2004-3:
Class A1, 4.4075% 1/25/35 (e)(i)	325,345	325,699
Class A2, 4.4575% 1/25/35 (e)(i)	46,478	46,492
Class M1, 4.5375% 1/25/35 (e)(i)	46,478	46,541
Class M2, 5.0375% 1/25/35 (e)(i)	46,478	46,754
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	3,464,959	196,827
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	180,000	178,107
Series 2004 ESA:
Class B, 4.888% 5/14/16 (e)	325,000	323,126
Class C, 4.937% 5/14/16 (e)	205,000	204,143
Class D, 4.986% 5/14/16 (e)	75,000	74,805
Class E, 5.064% 5/14/16 (e)	230,000	230,055
Class F, 5.182% 5/14/16 (e)	55,000	54,979
COMM floater Series 2002-FL7 Class D, 4.54%
11/15/14 (e)(i)	125,000	125,459
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class B, 4.37% 9/15/14 (e)(i)	105,000	105,039
Class D, 4.61% 9/15/14 (e)(i)	30,000	30,009
Class E, 4.67% 9/15/14 (e)(i)	45,000	45,028
Class F, 4.77% 9/15/14 (e)(i)	35,000	35,017
Class G, 4.95% 9/15/14 (e)(i)	80,000	80,029
Class H, 5.05% 9/15/14 (e)(i)	85,000	85,031
Class J, 5.57% 9/15/14 (e)(i)	30,000	30,076
Class K, 5.97% 9/15/14 (e)(i)	45,000	45,075
Class L, 6.17% 9/15/14 (e)(i)	35,000	34,989

Quarterly Report

150

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage Pass-Through Certificates
sequential pay Series 2005-C6 Class A2, 4.999%
6/10/44 (i)	$940,000	$935,494
CS First Boston Mortgage Securities Corp. sequential
pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	12,801	12,820
Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	670,398
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	755,871	776,581
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (i)	25,000	25,585
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,264
Series 2003-36 Class C, 4.254% 2/16/31	55,000	52,945
Series 2003-47 Class C, 4.227% 10/16/27	104,144	101,387
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,173
Series 2003-47 Class XA, 0.0199% 6/16/43 (i)(l)	5,453,581	271,773
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	412,087
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,377
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (e)	370,000	396,108
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	117,799
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	200,000	178,869
Morgan Stanley Capital I, Inc. Series 2005 IQ9 Class X2,
1.2032% 7/15/56 (e)(i)(l)	3,920,000	186,353
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	296,984	305,270
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	25,440
Class C4, 6.893% 5/15/16 (e)	500,000	534,699
Class E3, 7.253% 3/15/13 (e)	235,000	241,134
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	785,000	760,875

151 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Wachovia Bank Commercial Mortgage Trust: – continued
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(i)		$ 1,000,000	$ 971,388
Class 180B, 5.5782% 10/15/41 (e)(i)		500,000	485,694
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,633,875)			12,087,759

Foreign Government and Government Agency Obligations 2.0%

Argentine Republic:
4.005% 8/3/12 (i)		440,000	341,082
4.4363% 4/30/13 (i)		90,000	73,520
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (j)		172,704	167,523
par 1.33% 12/31/38 unit (d)(j)		170,116	62,943
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (i)		217,945	212,769
FLIRB L 5.1875% 4/15/09 (Reg.) (i)		39,308	38,571
8% 1/15/18		91,000	94,003
10.5% 7/14/14		25,000	29,313
11% 1/11/12		20,000	23,800
11% 8/17/40		385,000	462,578
12.25% 3/6/30		125,000	166,250
12.75% 1/15/20		65,000	87,523
14.5% 10/15/09		25,000	31,838
Central Bank of Nigeria promissory note 5.092%
1/5/10		104,884	100,613
Colombian Republic:
10.75% 1/15/13		160,000	194,400
11.75% 2/25/20		125,000	168,438
Dominican Republic:
Brady 4.8738% 8/30/09 (i)		103,325	101,413
4.375% 8/30/24 (i)		250,000	227,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)		75,000	67,125
12% 11/15/12 (Reg. S)		70,000	70,000
euro par 5% 2/28/25		15,000	10,725
Indonesian Republic:
7.25% 4/20/15 (e)		60,000	59,250
7.25% 4/20/15		80,000	79,000
Israeli State 4.625% 6/15/13		20,000	19,025
Korean Republic 4.875% 9/22/14		195,000	189,458

Quarterly Report	152

Foreign Government and Government Agency Obligations
continued
	Principal	Value
	Amount
Lebanese Republic:
6.77% 11/30/09 (e)(i)	$70,000	$70,875
6.77% 11/30/09 (i)	200,000	202,500
Panamanian Republic Brady discount 4.6875%
7/17/26 (i)	25,000	22,750
Peruvian Republic:
7.35% 7/21/25	200,000	202,000
9.875% 2/6/15	45,000	55,350
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17	120,000	119,550
8.375% 2/15/11	360,000	375,300
9% 2/15/13	145,000	154,606
9.875% 1/15/19	90,000	100,013
10.625% 3/16/25	95,000	109,606
Republic of Serbia 3.75% 11/1/24 (d)(e)	50,000	43,250
Russian Federation:
5% 3/31/30 (Reg. S) (d)	622,000	691,198
11% 7/24/18 (Reg. S)	95,000	138,700
12.75% 6/24/28 (Reg. S)	120,000	217,200
euro 10% 6/26/07	110,000	118,388
Turkish Republic:
11.75% 6/15/10	305,000	374,388
11.875% 1/15/30	255,000	370,388
Ukraine Government:
7.3431% 8/5/09 (i)	200,000	216,000
7.65% 6/11/13 (Reg. S)	100,000	107,500
United Mexican States:
4.625% 10/8/08	70,000	69,160
4.625% 10/8/08	170,000	167,960
5.875% 1/15/14	40,000	40,640
6.75% 9/27/34	170,000	177,225
7.5% 1/14/12	100,000	110,800
7.5% 4/8/33	200,000	228,000
11.5% 5/15/26	65,000	102,700
Uruguay Republic 7.25% 2/15/11	50,000	51,125
Venezuelan Republic:
5.1938% 4/20/11 (i)	105,000	103,688
5.375% 8/7/10	105,000	101,430
9.25% 9/15/27	180,000	209,700
10.75% 9/19/13	220,000	267,850
13.625% 8/15/18	78,000	113,100

153		Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
		Principal	Value
		Amount
Venezuelan Republic: – continued
euro Brady:
FLIRB B 5.125% 3/31/07 (i)		$35,710	$35,531
par W-B 6.75% 3/31/20		250,000	250,875
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (d)		90,000	70,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $8,218,010)			8,868,206

Common Stocks 0.0%
		Shares

CONSUMER STAPLES 0.0%
Personal Products 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)		18,648	54,825
TOTAL COMMON STOCKS
(Cost $36,503)			54,825

Floating Rate Loans 0.1%
		Principal
		Amount

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. Tranche C, term loan 12.8983%
3/16/08 (i)		$300,000	306,000
TOTAL FLOATING RATE LOANS
(Cost $306,750)			306,000

Sovereign Loan Participations 0.0%

Indonesian Republic loan participation:
– Credit Suisse First Boston 5.0625% 3/28/13 (i)		113,647	106,544
– Deutsche Bank 5.0625% 3/28/13 (i)		13,377	12,541
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $110,168)			119,085

Quarterly Report	154

Fixed Income Funds 14.2%
	Shares	Value
Fidelity Floating Rate Central Investment Portfolio (k)	99,473	$ 9,988,084
Fidelity Ultra-Short Central Fund (k)	542,844	53,985,836
TOTAL FIXED INCOME FUNDS
(Cost $64,000,959)		63,973,920
Cash Equivalents 8.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $38,964,000)	$38,968,363	38,964,000

TOTAL INVESTMENT PORTFOLIO 108.7%
(Cost $495,465,385)		489,044,583

NET OTHER ASSETS – (8.7)%		(39,023,911)

NET ASSETS 100%	$ 450,020,672

155 Quarterly Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (h)	June 2010	$4,500,000	$(25,168)
Receive quarterly a fixed rate of .5%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value
of the proportional notional amount (g)	March 2010	1,250,000	970
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (h)	June 2015	12,500,000	(95,725)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3, par value of the
proportional notional amount (g)	March 2015	1,250,000	(7,487)
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	400,000	108
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	400,000	(139)

Quarterly Report	156

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .42% and pay Morgan Stanley, Inc.
upon default event of Sempra Energy, par
value of the notional amount of Sempra
Energy 6% 2/1/13	Sept. 2010	$600,000	$59
Receive quarterly notional amount multiplied
by .48% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	1,000,000	10,861

TOTAL CREDIT DEFAULT SWAPS		21,900,000	(116,521)
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,250,000	(22,514)
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,250,000	(20,564)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	1,135,000	(8,304)

TOTAL INTEREST RATE SWAPS		3,635,000	(51,382)

	157		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$1,000,000	$(18,308)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	1,000,000	(14,054)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(168,608)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	1,000,000	(17,241)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	355,000	(3,892)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	145,000	(1,580)

Quarterly Report	158

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$600,000	$ (6,597)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	2,000,000	(55,047)

TOTAL TOTAL RETURN SWAPS		16,100,000	(285,327)

	$	41,635,000	$ (453,230)

159 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Non-income producing – Issuer is in
default.

(c) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $25,904,347 or
5.8% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

(k) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(l) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $494,803,161. Net unrealized depreciation aggregated $5,758,578, of which $2,607,181 related to appreciated investment securities and $8,365,759 related to depreciated investment securities.

Quarterly Report 160

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

161 Quarterly Report

The following is a complete listing of investments for Fidelity’s fixed income central funds as of October 31, 2005 which are
direct or indirect investments of Fidelity Total Bond Fund.
Thsese underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments.

Quarterly Report

162

Fidelity Floating Rate Central Investment Portfolio

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Floating Rate Loans (c) 83.3%
	Principal	Value
	Amount
Aerospace – 0.2%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
6.4094% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.4%
Delta Air Lines, Inc. Tranche B, term loan 10.39%
3/16/08 (b)	1,030,000	1,066,050
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,113,734	2,134,871
US Airways Group, Inc.:
Tranche 1A, term loan 10.0256% 9/30/10 (b)	4,000,000	4,040,000
Tranche 2B, term loan 12.4256% 9/30/08 (b)	1,000,000	1,025,000
		8,265,921
Automotive 3.9%
Accuride Corp. term loan 6.1773% 1/31/12 (b)	2,343,409	2,363,914
AM General LLC Tranche B1, term loan 8.5898%
11/1/11 (b)	3,747,436	3,897,333
Goodyear Tire & Rubber Co.:
Tranche 1, 5.6465% 4/30/10 (b)	4,060,000	4,095,525
Tranche 2, term loan 7.06% 4/30/10 (b)	1,480,000	1,492,950
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,770,717
		22,626,343
Broadcasting – 1.6%
Entravision Communication Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,838,163
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,463,795
Building Materials – 0.8%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.625%
6/29/12 (b)	1,845,375	1,826,921
Goodman Global Holdings, Inc. term loan 6.375%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 6.2032%
4/5/13 (b)	1,462,650	1,455,337
		4,509,757

163		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV 6.3%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	$2,450,000	$2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 7.25% 4/27/10 (b)	8,630,902	8,620,113
Tranche B, term loan 7.4998% 4/7/11 (b)	1,987,454	1,992,422
DIRECTV Holdings LLC Tranche B, term loan 5.4278%
4/13/13 (b)	7,260,000	7,305,375
NTL Investment Holdings Ltd. Tranche B, term loan 7.14%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.5544% 9/30/12 (b)	3,940,000	3,974,475
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,050,000
WideOpenWest Illinois, Inc. Tranche B, term loan
7.0316% 6/22/11 (b)	2,586,902	2,612,771
		37,002,406
Capital Goods 1.4%
Alliance Laundry Systems LLC term loan 6.14%
1/27/12 (b)	1,870,000	1,893,375
Chart Industries, Inc. Tranche B, term loan 6.0625%
10/17/12 (b)	510,000	515,738
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.3199% 2/28/11 (b)	1,913,532	1,913,532
Hexcel Corp. Tranche B, term loan 5.8132% 3/1/12 (b)	370,000	374,163
Mueller Group, Inc. term loan 6.4013% 10/3/12 (b)	670,000	677,538
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	727,200
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		8,374,797
Chemicals – 1.4%
Basell USA, Inc.:
Tranche B2, term loan 6.5813% 8/1/13 (b)	190,000	193,088
Tranche C2, term loan 7.2431% 8/1/14 (b)	190,000	193,088
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,375,531
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,904,679
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,299,918
		7,966,304

Quarterly Report

164

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – 1.0%
Burt’s Bees, Inc. term loan 6.7983% 3/28/10 (b)	$398,000	$401,980
Central Garden & Pet Co. Tranche B, term loan 5.7828%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
6.4696% 3/30/12 (b)	805,950	809,980
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	376,127
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	1,800,000	1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0943%
12/19/11 (b)	1,941,162	1,950,868
		5,763,391
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	959,470
Diversified Financial Services – 0.6%
Newkirk Master LP Tranche B, term loan 5.9912%
8/11/08 (b)	634,342	642,271
Refco Finance Holdings LLC term loan 8% 8/5/11 (b)	2,972,222	2,808,750
		3,451,021
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.8051%
12/31/09 (b)	1,159,682	1,165,481
Electric Utilities – 4.2%
Allegheny Energy Supply Co. LLC term loan 5.7881%
3/8/11 (b)	3,138,340	3,177,569
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,233,496
term loan 6.9606% 6/24/12 (b)	1,784,146	1,801,988
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.1124% 4/30/10 (b)	1,985,000	1,987,481
Texas Genco LLC term loan 5.8797% 12/14/11 (b)	2,977,500	2,977,500
Thermal North America, Inc. term loan 5.88%
10/12/13 (b)	3,130,000	3,149,563
		24,331,011

165 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – 8.5%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	$369,075	$368,614
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.5658% 7/8/12 (b)	1,053,360	1,070,477
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (b)	10,000,000	10,062,500
term loan 6.8125% 11/22/09 (b)	1,000,000	1,007,500
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250
EPCO Holdings, Inc. Tranche B, term loan 6.4213%
8/16/10 (b)	3,460,000	3,503,250
Kerr-McGee Corp. Tranche B, term loan 6.51%
5/24/11 (b)	9,975,000	9,975,000
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,288,163
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,039,700
Targa Resources, Inc. / Targa Resources Finance Corp.:
term loan:
6.34% 10/31/07 (b)	1,000,000	1,000,000
6.34% 10/31/12 (b)	5,370,968	5,384,395
Credit-Linked Deposit 6.4581% 10/31/12 (b)	1,289,032	1,292,255
Universal Compression, Inc. term loan 5.59%
2/15/12 (b)	1,055,500	1,067,374
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		49,378,343
Entertainment/Film 1.5%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,614,125
Environmental – 2.0%
Allied Waste Industries, Inc.:
term loan 6.038% 1/15/12 (b)	5,717,653	5,746,241
Tranche A, Credit-Linked Deposit 5.8638%
1/15/12 (b)	2,160,540	2,171,342
Envirocare of Utah, Inc. Tranche 1, term loan 6.95%
4/13/10 (b)	3,727,273	3,787,841
		11,705,424

Quarterly Report

166

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 7.4713% 10/1/10 (b)	$4,895,400	$ 4,938,235
Commonwealth Brands, Inc. term loan 7.125%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.6593%
11/30/11 (b)	3,487,492	3,518,008
Doane Pet Care Co. term loan 6.488% 10/24/12 (b)	920,000	929,200
Herbalife International, Inc. term loan 5.9252%
12/21/10 (b)	990,000	999,900
		10,522,913
Gaming – 2.9%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	879,788
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,368,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,203,257
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	401,980
Isle of Capri Casinos, Inc. term loan 5.8445%
2/4/11 (b)	198,500	200,733
Marina District Finance Co., Inc. term loan 5.91%
10/14/11 (b)	3,970,000	3,994,813
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	1,426,425	1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	781,506
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	5,908,547	5,938,090
		17,207,573
Healthcare 9.6%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.4445% 2/7/12 (b)	3,283,500	3,295,813
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	947,625
DaVita, Inc. Tranche B, term loan 4.1762% 10/5/12 (b)	12,686,275	12,860,711
Genoa Healthcare Group LLC Tranche 1, term loan
7.2252% 8/4/12 (b)	1,392,000	1,404,180
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	1,233,338	1,236,422
term loan 6.53% 6/14/07 (b)	4,559,180	4,570,578
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,172,722	3,192,551

167		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Healthcare continued
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	$478,800	$484,187
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,344
PacifiCare Health Systems, Inc. Tranche B, term loan
5.3086% 12/6/10 (b)	6,947,500	6,964,869
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Renal Advantage, Inc. Tranche B, term loan 6.44%
9/30/12 (b)	2,520,000	2,545,200
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.625% 5/16/11 (b)	6,491,982	6,556,902
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,984,113	3,994,074
		56,099,452
Homebuilding/Real Estate – 4.5%
CB Richard Ellis Services, Inc. term loan 5.1371%
3/31/10 (b)	1,430,172	1,444,473
General Growth Properties, Inc. Tranche B, term loan
6.09% 11/12/08 (b)	5,961,545	6,013,708
Lake Las Vegas LLC Tranche 1, term loan 7.0275%
11/1/09 (b)	3,823,036	3,880,382
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,145,043
LNR Property Corp. Tranche B, term loan 6.7307%
2/3/08 (b)	3,919,880	3,929,680
Maguire Properties, Inc. Tranche B, term loan 5.64%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,519,044
Hotels 0.8%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.3313% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,041,250
Mega Bloks, Inc. Tranche B, term loan 5.8843%
7/26/12 (b)	438,900	444,386
		3,485,636
Quarterly Report

168

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Metals/Mining – 2.3%
Alpha National Resources LLC / Alpha National
Resources Capital Corp. Tranche B, term loan
5.8112% 10/26/12 (b)	$1,170,000	$1,180,238
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.6503% 3/21/10 (b)	2,947,385	2,962,122
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0941% 3/23/11 (b)	5,676,487	5,719,061
		13,520,864
Paper 2.3%
Escanaba Timber LLC term loan 6.75% 5/2/08 (b)	520,000	520,000
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,976,875
Credit-Linked Deposit 5.36% 5/7/11 (b)	602,945	610,482
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.7966% 11/1/10 (b)	655,111	663,300
Tranche B, term loan 5.7714% 11/1/11 (b)	5,195,070	5,260,008
Tranche C, term loan 5.875% 11/1/11 (b)	1,918,186	1,942,163
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,513,083
		13,487,711
Publishing/Printing – 2.4%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.7474% 3/9/10 (b)	6,381,260	6,405,190
Liberty Group Operating, Inc. Tranche B, term loan
6.1875% 2/28/12 (b)	196,513	198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,090,750
R.H. Donnelley Corp. Tranche B2, term loan 5.6957%
6/30/11 (b)	4,287,315	4,330,188
		14,024,606
Railroad 2.2%
Helm Holding Corp. Tranche 1, term loan 6.2469%
7/8/11 (b)	1,179,872	1,191,671
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	8,661,875	8,716,012
RailAmerica, Inc. term loan 5.8974% 9/29/11 (b)	3,090,201	3,136,554
		13,044,237

169 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Restaurants 2.6%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.2463% 7/25/12 (b)	$3,990,000	$4,009,950
Burger King Corp. Tranche B, term loan 5.8154%
6/30/12 (b)	1,845,375	1,863,829
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.7518% 1/8/11 (b)	3,109,833	3,129,269
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,464,918
		15,349,224
Services – 4.3%
Coinstar, Inc. term loan 6.1% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,990,000	1,990,000
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.7188% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.59% 1/7/12 (b)	4,050,907	4,050,907
Rural/Metro Corp.:
Credit-Linked Deposit 6.39% 3/4/11 (b)	520,882	528,696
term loan 6.0375% 3/4/11 (b)	1,800,765	1,827,776
United Rentals, Inc.:
term loan 6.32% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 6.05% 2/14/11 (b) .	575,996	581,756
US Investigations Services, Inc. term loan 6.57%
10/14/12 (b)	3,500,000	3,535,000
		24,978,898
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.7002% 1/30/11 (b)	248,125	248,125
Ozburn Hessey Holding Co. LLC term loan 6.6606%
8/9/12 (b)	270,629	274,688
		522,813
Super Retail – 0.9%
Neiman Marcus Group, Inc. term loan 6.475%
4/6/13 (b)	5,000,000	5,025,000

Quarterly Report

170

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Technology – 6.2%
AMI Semiconductor, Inc. term loan 5.5813% 4/1/12 (b)	$2,090,751	$ 2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,065,433
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.6854% 3/9/13 (b)	5,471,500	5,485,179
Infor Global Solutions AG Tranche 1, term loan 6.963%
4/18/11 (b)	6,000,000	6,045,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,174,550	2,179,986
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,056,016
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,420,974
Telecommunications – 4.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	304,125
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,873,125
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
Conversant Holdings, Inc. Tranche B, term loan 7.886%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	8,228,410	8,300,409
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.59% 7/29/12 (b)	1,270,000	1,288,263
New Skies Satellites BV term loan 6.4145% 5/2/11 (b) .	1,327,565	1,345,819
NTELOS, Inc. Tranche B, term loan 6.53% 8/24/11 (b) .	992,500	1,002,425
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,646,000
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.797% 2/14/12 (b)	773,333	783,000
		25,652,104
Textiles & Apparel – 0.2%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	437,976	443,451
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	805,840
		1,249,291

TOTAL FLOATING RATE LOANS
(Cost $485,322,736)		486,990,924

171		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds 10.4%
		Principal	Value
		Amount
Automotive 6.1%
Ford Motor Credit Co. 4.74% 11/16/06 (b)		$20,000,000	$19,738,633
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)		11,000,000	10,935,727
5.11% 9/23/08 (b)		3,000,000	2,908,779
6.75% 1/15/06		2,000,000	2,002,042
			35,585,181
Diversified Financial Services – 0.9%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)		5,000,000	5,047,850
Super Retail – 0.8%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)		5,000,000	5,031,250
Technology – 1.0%
Nortel Networks Corp. 6.125% 2/15/06		5,000,000	5,012,500
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)		1,090,000	1,117,250
			6,129,750
Telecommunications – 1.6%
Qwest Corp. 7.12% 6/15/13 (a)(b)		2,840,000	2,996,200
Rogers Communications, Inc. 6.995% 12/15/10 (b)		6,000,000	6,180,000
			9,176,200

TOTAL NONCONVERTIBLE BONDS
(Cost $61,004,261)			60,970,231

Cash Equivalents 13.4%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.92%, dated 10/31/05 due 11/1/05)		$ 2,638,287	2,638,000
4.03%, dated 10/31/05 due 11/1/05)		75,458,449	75,450,000
TOTAL CASH EQUIVALENTS
(Cost $78,088,000)			78,088,000

TOTAL INVESTMENT PORTFOLIO 107.1%
(Cost $624,414,997)			626,049,155

NET OTHER ASSETS – (7.1)%			(41,648,054)
NET ASSETS 100%			$ 584,401,101

Quarterly Report	172

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,192,550 or
2.4% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $624,360,679. Net unrealized appreciation aggregated $1,688,476, of which $2,885,559 related to appreciated investment securities and $1,197,083 related to depreciated investment securities.

173 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)		$16,665,000	$16,705,413
4.43% 5/24/06 (d)		4,700,000	4,711,816
			21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06		8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)		12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06		5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)		16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06		8,505,000	8,327,790
			51,117,243

TOTAL CONSUMER DISCRETIONARY			72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06		11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)		10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)		15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)		16,600,000	16,600,149
			31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)		19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)		6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)		11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)		14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)		16,325,000	16,331,726
			41,653,553

TOTAL FINANCIALS			109,880,771

Quarterly Report	174

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

175 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

Quarterly Report

176

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

177 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Quarterly Report

178

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

179 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Quarterly Report

180

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

181 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

Quarterly Report

182

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

183		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

Quarterly Report

184

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

185 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Quarterly Report

186

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

187 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)		$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)		673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)		2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)		10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)		15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)		7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)		6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)		11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)		17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)		18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)		12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)		16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)		4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)		4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)		1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)		1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)		2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)		3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)		4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)		3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)		8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)		3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)		7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)		5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)		6,500,000	6,494,922

Quarterly Report	188

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

189			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)		$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)		6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)		3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)		14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)		9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)		5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)		6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)		6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)		6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)		8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)		10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)		9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)		7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)		10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)		8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)		7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)		1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)		3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)		9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)		2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)		4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)		6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)		4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)		18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)		4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)		15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)		4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)		8,890,000	8,978,900

Quarterly Report	190

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

191		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
			Principal	Value
			Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)			$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)			17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)			13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)			24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)			5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)			19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)			27,787,900	27,382,116

TOTAL PRIVATE SPONSOR				891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)			995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)		.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)			3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24			4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)			2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)		.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)			2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)			5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)		.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)			1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)			2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)			2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .			7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)			2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)			1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)			2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)			3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)		.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)			5,394,619	5,396,503

Quarterly Report	192

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

193			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31		$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30		588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30		469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30		1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31		1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)		13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)		6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10		10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)		80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27		189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)		2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)		8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)		2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)		3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)		423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY			465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)			1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)		5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)		2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)		2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)		2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)		1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)		1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)		915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)		2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)		1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)		6,659,000	6,684,287

Quarterly Report	194

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$ 6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

195		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)		$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)		64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)		1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)		2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)		11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)		5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)		3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)		1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)		1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)		490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)		770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)		625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)		426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)		969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)		694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)		734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)		2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)		818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)		921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)		7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)		3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)		2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)		1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)		1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)		1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)		1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)		335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)		4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)		11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)		1,475,000	1,474,994

Quarterly Report	196

Commercial Mortgage Securities continued

		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077

197 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)		$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)		4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .		3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)		18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)		6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)		3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)		2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)		1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)		875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)		1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)		1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)		2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)		1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)		1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)		7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)		1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)		3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)		10,000,000	9,999,609
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)			366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06		30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06		30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06		30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06		30,000,000	29,955,822
TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)			179,633,922

Quarterly Report	198

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g) $2,233,608,107		2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$ 7,072,881,824

	199	Quarterly Report

Investments (Unaudited) continued
Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

Quarterly Report

200

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

201 Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Quarterly Report 202

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

203 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Ultra Short Bond Fund Class A Class T Class B Class C Institutional Class

October 31, 2005

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 6.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.3%
Auto Components 0.2%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$ 1,230,000	$ 1,232,983
4.43% 5/24/06 (d)	800,000	802,011
		2,034,994
Media – 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee
7.3% 10/15/06	900,000	919,610
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	458,348
Cox Communications, Inc.:
(Reg. S) 4.4069% 12/14/07 (d)	1,530,000	1,541,477
7.75% 8/15/06	360,000	367,602
Cox Radio, Inc. 6.625% 2/15/06	2,000,000	2,009,556
Liberty Media Corp. 5.37% 9/17/06 (d)	3,033,000	3,053,776
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,184,788
		9,535,157

TOTAL CONSUMER DISCRETIONARY		11,570,151

ENERGY 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,611,070
Valero Energy Corp. 7.375% 3/15/06	1,700,000	1,713,459
		4,324,529

FINANCIALS – 1.9%
Capital Markets 0.0%
State Street Capital Trust II 4.29% 2/15/08 (d)	300,000	300,144
Commercial Banks – 0.3%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	2,300,000	2,300,021
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	2,720,000	2,719,459
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	830,000	829,628
Real Estate 0.5%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,343,138
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,539,269
		3,882,407
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	1,575,000	1,576,630

205		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Countrywide Home Loans, Inc. 4.35% 6/2/06 (d)	$500,000	$501,038
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	1,995,000	2,014,092
Washington Mutual Bank 3.9363% 8/25/08 (d)	2,220,000	2,220,915
		6,312,675

TOTAL FINANCIALS		16,344,334

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,691,532

TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 1.2%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	1,957,630
France Telecom SA 7.2% 3/1/06	440,000	443,776
GTE Corp. 6.36% 4/15/06	1,000,000	1,007,089
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,259,972
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	999,560
7.125% 1/30/06	500,000	502,934
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,570,263
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,076,808
		10,818,032
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	907,805

TOTAL TELECOMMUNICATION SERVICES		11,725,837

UTILITIES – 1.5%
Electric Utilities – 0.5%
Progress Energy, Inc. 6.75% 3/1/06	4,105,000	4,130,956
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	675,000	675,701
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	927,158
Multi-Utilities – 0.8%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	2,300,000	2,300,122
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,983,318

Quarterly Report

206

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc. 3.628% 11/1/06	$1,055,000	$ 1,040,843
Sempra Energy 4.75% 5/15/09	2,000,000	1,963,866
		7,288,149

TOTAL UTILITIES		13,021,964

TOTAL NONCONVERTIBLE BONDS
(Cost $58,896,199)		58,678,347

U.S. Government Agency Obligations 5.9%

Fannie Mae:
2.15% 4/13/06 (c)	9,700,000	9,606,444
3.25% 7/31/06	35,000,000	34,665,495
Freddie Mac 0% 9/29/06	7,300,000	7,000,415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,539,992)		51,272,354

U.S. Government Agency Mortgage Securities 1.0%

Fannie Mae – 1.0%
5.5% 11/1/16 to 2/1/19	4,758,915	4,792,903
6.5% 7/1/16 to 3/1/35	2,832,883	2,914,933
7% 8/1/17 to 5/1/32	1,437,817	1,501,914
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $9,364,195)		9,209,750

Asset Backed Securities 24.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	588,567	589,402
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	1,184,875	1,187,160
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	365,868	366,827
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	1,545,000	1,545,518
Class M2, 4.7275% 4/25/35 (d)	725,000	726,856
ACE Securities Corp.:
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	151,473	152,015
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	145,000	146,225

207 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
ACE Securities Corp.: – continued
Series 2003-HE1:
Class A2, 4.4475% 11/25/33 (d)		$102,762	$102,849
Class M1, 4.6875% 11/25/33 (d)		120,000	120,452
Class M2, 5.7375% 11/25/33 (d)		75,000	76,003
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)		50,000	50,233
Class M2, 5.7875% 6/25/33 (d)		50,000	50,812
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)		100,000	100,503
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)		150,000	150,106
Class M2, 5.1375% 2/25/34 (d)		175,000	175,107
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)		215,000	214,991
Class M2, 4.4875% 4/25/35 (d)		250,000	249,891
Class M3, 4.5175% 4/25/35 (d)		145,000	145,163
Class M4, 4.6775% 4/25/35 (d)		185,000	185,206
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)		938,301	938,390
Class A2B, 4.2475% 5/25/35 (d)		630,000	629,675
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)		283,419	283,752
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)		1,200,000	1,200,163
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.22% 9/15/11 (d)		410,000	411,581
Series 2004-5 Class B, 4.22% 4/16/12 (d)		2,150,000	2,154,645
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)		878,822	880,856
Series 2005-1 Class A, 4% 10/15/12 (d)		2,185,000	2,189,194
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)		1,275,000	1,274,656
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)		549,322	550,776
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)		136,137	136,491
Series 2003-CF Class A3, 2.75% 10/9/07		417,994	416,811
Series 2004-1 Class A3, 3.22% 7/6/08		365,000	362,625
Series 2005-1 Class C, 4.73% 7/6/10		2,500,000	2,472,919
Series 2005-BM ClassA3, 4.05% 2/6/10		1,280,000	1,262,005
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.0375% 2/25/33 (d)		101,644	102,092
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)		2,247	2,247
Class M1, 4.9375% 2/25/33 (d)		500,000	502,930
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)		1,930,000	1,948,298
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)		75,000	75,374

Quarterly Report	208

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	$1,000,000	$ 1,006,499
Class S, 5% 5/25/33 (b)	1,779,006	6,378
Series 2003-7 Class M1, 4.8875% 8/25/33 (d)	140,000	142,002
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	500,000	504,461
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	85,000	84,997
Class M2, 4.5175% 4/25/34 (d)	75,000	74,997
Series 2004-R9:
Class A3, 4.3575% 10/25/34 (d)	857,263	858,368
Class M2, 4.6875% 10/25/34 (d)	720,000	723,205
Class M4, 5.2075% 10/25/34 (d)	925,000	940,265
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	770,000	769,676
Class M2, 4.5175% 3/25/35 (d)	260,000	259,895
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	1,700,000	1,699,928
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	46,434	46,636
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	100,000	100,751
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	450,000	451,266
Class M2, 4.9375% 10/25/32 (d)	300,000	301,405
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	1,500,000	1,498,125
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	800,000	798,531
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	800,000	823,250
Series 2003-W6 Class AV2, 4.4075% 1/25/34 (d)	113,361	113,450
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	1,420,000	1,421,669
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	305,000	304,987
Class M2, 4.6375% 5/25/34 (d)	250,000	249,990
Asset Backed Funding Certificates Series 2004-HE1
Class M2, 5.1875% 1/25/34 (d)	230,000	233,629
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	258	258
Class M1, 4.87% 4/15/33 (d)	1,340,000	1,345,256
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	285,000	288,919
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	1,439	1,439
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	215,000	216,441
Series 2003-HE7 Class A3, 4.33% 12/15/33 (d)	201,578	202,314

209		Quarterly Report
Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	$1,425,986	$1,428,825
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	1,105,000	1,106,262
Class M2, 4.5375% 3/25/35 (d)	275,000	275,744
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	1,500,000	1,500,232
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	465,000	466,697
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	500,000	500,067
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	675,000	681,800
Series 2003-C4 Class C4, 5% 2/15/11 (d)	2,010,000	2,048,690
Series 2004-C1 Class C1, 4.47% 11/15/11 (d)	25,000	25,180
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	798,160	799,750
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	217,040	217,503
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	371,725	372,807
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 4.7875% 9/25/34 (d)	390,000	393,317
Class M3, 5.0875% 9/25/34 (d)	265,000	267,229
Class M4, 5.2375% 9/25/34 (d)	225,000	228,097
Class M5, 5.4375% 9/25/34 (d)	210,000	213,508
Series 2004-HE9 Class M2, 5.2375% 11/25/34 (d) .	490,000	496,872
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	905,000	905,294
Class M2, 4.7875% 2/25/35 (d)	330,000	331,092
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	110,508	110,777
Series 2005-1 Class B, 4.345% 6/15/10 (d)	850,000	854,794
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	425,000	425,881
Series 2004-B Class A4, 4.08% 8/15/11 (d)	1,700,000	1,700,543
Capital One Master Trust:
Series 2001-1 Class B, 4.48% 12/15/10 (d)	500,000	503,383
Series 2001-8A Class B, 4.52% 8/17/09 (d)	405,000	406,630
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (d)	1,135,000	1,139,330
Series 2003-B6 Class B6, 4.5% 9/15/11 (d)	1,125,000	1,135,302
Series 2004-B1 Class B1, 4.41% 11/15/11 (d)	1,180,000	1,186,327

Quarterly Report

210

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Prime Auto Receivable Trust Series 2004-1
Class A3, 2.02% 11/15/07	$10,479	$10,399
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	265,000	264,984
Class B, 4.75% 7/20/39 (a)(d)	140,000	139,991
Class C, 5.1% 7/20/39 (a)(d)	180,000	179,987
Cayman ABSC NIMS Trust Series 2004 HE2 Class A1,
6.75% 4/25/34 (a)	189,329	189,093
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	297,766	300,739
Class M2, 5.8913% 3/25/33 (d)	489,999	495,729
Series 2003-HE1 Class M2, 5.5913% 8/25/33 (d)	215,000	217,144
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	31,077	31,088
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	104,999	105,931
Class M2, 5.7875% 11/25/33 (d)	80,000	81,307
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	175,000	176,521
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	1,242,859	1,242,859
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	200,000	200,808
Series 2003-6 Class C, 4.77% 2/15/11 (d)	2,210,000	2,243,618
Series 2004-1 Class B, 4.17% 5/15/09 (d)	295,000	294,980
Chase Issuance Trust Series 2004-C3 Class C3, 4.44%
6/15/12 (d)	1,645,000	1,652,683
CIT Equipment Collateral Trust Series 2005-VT1 Class C,
4.18% 11/20/12	1,056,886	1,047,388
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	615,000	617,115
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	655,000	656,896
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	900,000	908,629
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	1,685,000	1,720,629
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	48,245	48,361
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	1,025,000	1,035,298
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	42,292	42,488
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	375,000	375,628
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	5,722,955	5,727,295
Class M1, 4.5375% 6/25/34 (d)	100,000	100,190

211 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Countrywide Home Loans, Inc.: – continued
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)		$1,220,000	$1,219,952
Class MV1, 4.4375% 7/25/35 (d)		435,000	434,830
Class MV2, 4.4775% 7/25/35 (d)		525,000	524,633
Class MV3, 4.5175% 7/25/35 (d)		215,000	215,199
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)		2,480,000	2,479,902
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)		2,207,541	2,207,458
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)		170,659	171,371
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)		165,937	165,930
Class B1, 5.8375% 4/25/34 (d)		605,000	604,974
Class M3, 4.6875% 4/25/34 (d)		610,000	609,974
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)		550,000	553,044
Series 2005-1 Class B, 4.12% 9/16/10 (d)		1,580,000	1,578,502
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.2875% 5/28/35 (d)		810,694	810,124
Class AB3, 4.4295% 5/28/35 (d)		547,077	547,267
Class AB8, 4.3875% 5/28/35 (d)		546,235	546,492
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 4.7175% 11/25/33 (d)		100,000	100,967
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)		300,000	303,390
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)		1,500,000	1,524,844
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)		2,241,906	2,241,821
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)		703,335	703,446
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)		1,000,000	1,001,121
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)		25,000	25,039
Class M4, 4.9375% 3/25/34 (d)		25,000	25,230
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)		785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)		650,000	652,232
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)		1,375,000	1,374,550
Class B, 4.41% 5/15/10 (d)		380,000	379,876
Fremont Home Loan Trust:
Series 2003-B Class M6, 8.5375% 12/25/33 (d)		960,000	988,301

Quarterly Report	212

Asset Backed Securities continued
	Principal	Value
	Amount
Fremont Home Loan Trust: – continued
Series 2004-A Class M2, 5.1875% 1/25/34 (d)	$375,000	$ 379,723
Series 2004-C:
Class 2A2, 4.5875% 8/25/34 (d)	1,000,000	1,005,685
Class M1, 4.6875% 8/25/34 (d)	540,000	544,476
Class M3, 5.1875% 8/25/34 (d)	1,000,000	1,017,611
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	272,228	272,867
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	1,876,652	1,876,179
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	1,625,000	1,626,648
Class M1, 4.4675% 1/25/35 (d)	225,000	225,737
Class M2, 4.4975% 1/25/35 (d)	325,000	325,207
Class M3, 4.5275% 1/25/35 (d)	175,000	175,393
Class M4, 4.7175% 1/25/35 (d)	125,000	125,837
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	250,022	251,382
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	925,000	924,921
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	485,000	485,000
Class C, 4.1418% 9/15/10 (d)	1,800,000	1,800,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	80,000	80,027
Class C, 4.9% 8/15/08 (d)	295,000	295,976
Series 6 Class B, 4.16% 2/17/09 (d)	75,000	75,062
Series 8 Class C, 4.3% 6/15/10 (d)	2,650,000	2,656,430
GSAMP Trust:
Series 2002-NC1 Class A2, 4.3575% 7/25/32 (d)	2,606	2,624
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	636,784	642,720
Series 2004-AHL Class A2D, 4.3975% 8/25/34 (d) .	1,796,934	1,803,290
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	195,000	194,992
Class M2, 5.4375% 11/25/33 (d)	135,000	137,304
Series 2004-FM2 Class M1, 4.5375% 1/25/34 (d)	250,000	249,990
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	320,000	319,987
Class M2, 5.1875% 5/25/34 (d)	150,000	151,540
Series 2005-6:
Class A2, 4.2475% 6/25/35 (d)	1,800,000	1,798,031
Class M3, 4.6875% 6/25/35 (d)	1,555,000	1,552,133
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	2,152,936	2,152,544
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	1,220,000	1,219,467

213		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust: – continued
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)		$2,310,000	$2,310,000
Series 2005-NC1:
Class A1, 4.1575% 2/25/35 (d)		434,950	435,018
Class M1, 4.4875% 2/25/35 (d)		1,205,000	1,205,411
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)		2,100,000	2,093,404
Harwood Street Funding I LLC Series 2004-1A Class
CTFS, 6% 9/20/09 (a)(d)		1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)		14	14
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)		24,546	24,572
Class M1, 5.2375% 5/25/33 (d)		200,000	201,796
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)		121,871	121,961
Class M1, 5.0375% 6/25/33 (d)		670,000	672,813
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)		5,985	6,003
Class M1, 4.9175% 8/25/33 (d)		80,000	80,937
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)		47,755	47,815
Class M1, 4.8975% 8/25/33 (d)		330,000	332,089
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)		170,000	171,013
Class M2, 5.5413% 10/25/33 (d)		200,000	202,224
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)		156,158	156,693
Class M1, 4.7375% 12/25/33 (d)		160,000	161,159
Class M2, 5.7675% 12/25/33 (d)		70,000	71,555
Series 2003-7:
Class A2, 4.4175% 3/25/34 (d)		453,175	454,101
Class M1, 4.6875% 3/25/34 (d)		795,000	797,533
Series 2003-8 Class M1, 4.7575% 4/25/34 (d)		260,000	261,750
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)		581,146	583,118
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)		960,929	963,845
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)		1,270,000	1,270,401
Class M2, 4.4875% 5/25/35 (d)		1,410,000	1,408,986
Class M3, 4.5375% 5/25/35 (d)		760,000	759,470
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)		1,830,000	1,830,310
Class M1, 4.4875% 7/25/35 (d)		890,000	889,963

Quarterly Report	214

Asset Backed Securities continued
	Principal	Value
	Amount
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	$500,000	$ 500,480
Household Home Equity Loan Trust:
Series 2002-3 Class A, 4.45% 7/20/32 (d)	58,221	58,255
Series 2003-1 Class M, 4.63% 10/20/32 (d)	33,628	33,659
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	157,992	158,253
Class M, 4.58% 9/20/33 (d)	74,932	75,083
Series 2004-1 Class M, 4.52% 9/20/33 (d)	208,347	208,759
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 4.65% 5/20/32 (d)	55,391	55,433
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	66,288	66,481
Series 2003-HC2 Class M, 4.6% 6/20/33 (d)	105,746	105,853
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	421,398	422,463
Class M, 4.5% 2/20/34 (d)	255,570	255,692
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 4.14% 1/18/11 (d)	1,000,000	1,001,144
Series 2002-3 Class B, 5.22% 9/15/09 (d)	150,000	150,021
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	387,049	387,103
Class M2, 4.49% 1/20/35 (d)	288,137	288,176
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	84,798	84,809
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	1,303,718	1,303,667
Class M1, 4.5075% 6/25/35 (d)	550,000	549,768
Class M2, 4.5275% 6/25/35 (d)	375,000	374,846
Class M3, 4.5575% 6/25/35 (d)	250,000	250,353
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	273,674	274,509
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.8575% 6/25/33 (d)	500,000	502,082
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	340,000	341,867
MASTR Adjustable Rate Mortgages Trust Series 2004-11
Class 1A4, 4.5275% 11/25/34 (d)	177,892	178,647
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	485,000	487,004
Series 2004-HE1 Class M1, 4.6875% 9/25/34 (d)	685,000	688,552
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	1,250,000	1,251,170
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	1,000,000	1,001,509
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	1,034,000	1,037,974

215		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Credit Card Master Note Trust: – continued
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	$630,000	$634,379
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	125,000	126,179
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,550,000	1,558,323
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	2,000,000	2,014,074
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	2,830,000	2,831,132
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	200,000	201,077
Series 1998-G Class B, 4.37% 2/17/09 (d)	500,000	500,706
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	150,000	149,994
Class M2, 4.5875% 7/25/34 (d)	25,000	24,999
Class M3, 4.9875% 7/25/34 (d)	50,000	49,998
Class M4, 5.1375% 7/25/34 (d)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 5.1875% 1/25/35 (d)	150,000	152,834
Series 2004-HE2:
Class A1B, 4.5075% 8/25/35 (d)	563,368	564,794
Class A2B, 4.4175% 8/25/35 (d)	1,510,000	1,516,185
Series 2005-NC1 Class A2A, 4.1475% 10/25/35 (d)	31,145	31,149
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (d) .	125,000	126,722
Series 2003-NC10 Class M1, 4.7175% 10/25/33 (d)	830,000	833,166
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	200,000	201,727
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	630,000	646,683
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	120,000	121,526
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	928,451	931,314
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	375,000	376,347
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	253,665	254,215
Series 2004-NC7 Class A3, 4.3375% 7/25/34 (d)	1,993,258	1,994,688
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	570,000	570,599
Class M3, 4.5575% 12/25/34 (d)	525,000	526,112
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	505,000	505,541
Class M1, 4.4875% 12/25/34 (d)	150,000	150,503
Class M2, 4.5075% 12/25/34 (d)	385,000	385,552
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	370,000	371,126
Class M2, 4.4775% 1/25/35 (d)	265,000	264,889

Quarterly Report

216

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley ABS Capital I, Inc.: – continued
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	$325,000	$326,333
Class M2, 4.5075% 1/25/35 (d)	325,000	325,344
Class M3, 4.5475% 1/25/35 (d)	325,000	325,928
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	710,724	711,276
Class M2, 5.4375% 2/25/32 (d)	226,764	227,051
Series 2001-NC1 Class M2, 5.1075% 10/25/31 (d) .	24,820	24,843
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	136,710	136,994
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	14,114	14,170
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	590,000	593,399
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (d)	100,000	100,378
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	435,350	436,553
Series 2003-NC1 Class M2, 6.0875% 11/25/32 (d) .	130,000	131,117
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (d)	165,000	166,968
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	595,000	595,195
Class M2, 4.5175% 3/25/35 (d)	595,000	595,187
Class M3, 4.5575% 3/25/35 (d)	290,000	290,797
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	538,549	538,929
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	1,325,000	1,326,368
Series 2005-A Class A4, 4.05% 8/15/11 (d)	2,210,000	2,210,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	100,000	100,079
Class M4, 5.0125% 6/25/34 (d)	170,000	170,685
NovaStar Mortgage Funding Trust Series 2003-3 Class
A3, 4.4875% 12/25/33 (d)	220,076	220,473
Onyx Acceptance Owner Trust Series 2003-D Class A3,
2.4% 12/15/07	150,490	149,944
Option One Mortgage Loan Trust Series 2003-6 Class
M1, 4.6875% 11/25/33 (d)	1,025,000	1,030,830
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.1575% 6/25/36 (d)	2,060,304	2,060,385
Park Place Securities NIM Trust:
Series 2004-MHQ1 Class B, 3.474% 12/25/34 (a)	4,099	4,058
Series 2004-WHQN2 Class A, 4% 2/25/35 (a)	423,675	419,438
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.1375% 1/25/35 (d)	945,000	962,675

217 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Park Place Securities, Inc.: – continued
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	$385,000	$388,239
Class M2, 4.7175% 9/25/34 (d)	160,000	160,958
Class M3, 5.2875% 9/25/34 (d)	310,000	313,267
Class M4, 5.4875% 9/25/34 (d)	435,000	439,914
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	652,019	653,501
Series 2004-WWF1 Class A5, 4.5075% 1/25/35 (d)	359,370	360,334
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	360,000	360,574
Class M2, 4.5575% 1/25/35 (d)	1,130,000	1,130,806
Class M3, 4.5975% 1/25/35 (d)	425,000	426,230
Class M5, 4.9175% 1/25/35 (d)	400,000	402,259
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	713,573	713,691
Class M4, 4.6675% 5/25/35 (d)	870,000	873,520
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	400,000	400,333
Residental Asset Securities Corp.:
Series 2004-KS10 Class AI2, 4.3575% 3/25/29 (d) .	50,000	50,165
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	1,360,904	1,360,853
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	1,300,000	1,319,922
Series 2004-RS6:
Class 2M2, 5.3375% 6/25/34 (d)	250,000	249,989
Class 2M3, 5.4875% 6/25/34 (d)	250,000	249,989
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	1,654,256	1,654,194
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	24,251	24,358
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	640,000	640,547
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	415,000	416,103
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 4.6875% 8/25/34 (d)	1,000,000	1,001,694
Series 2003-BC4 Class M1, 4.6375% 11/25/34 (d) .	260,000	261,301
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.3975% 2/25/34 (d)	64,386	64,383
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	675,000	674,473

Quarterly Report

218

Asset Backed Securities continued
	Principal	Value
	Amount
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	$980,000	$ 981,698
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	180,264	181,156
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	86,692	86,857
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	1,130,890	1,130,615
Triad Automobile Receivable Owner Trust Series 2005-A
Class A3, 4.05% 3/12/10	1,800,000	1,777,297
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	450,796	444,888
Series 2004-4 Class D, 3.58% 5/17/12	411,970	404,888
Series 2005-1 Class D, 4.09% 8/15/12	427,046	420,623
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	2,180,000	2,180,000
TOTAL ASSET BACKED SECURITIES
(Cost $212,625,655)		212,948,381

Collateralized Mortgage Obligations 19.3%

Private Sponsor – 12.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	1,166,908	1,169,887
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	367,873	368,722
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	680,288	678,088
Series 2005-10 Class 5A2, 4.3575% 1/25/36 (d)	1,951,530	1,952,521
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	323,571	323,773
Class 6M2, 4.5175% 6/25/35 (d)	1,375,000	1,374,995
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	2,166,852	2,168,224
Series 2005-5 Class 6A2, 4.2675% 9/25/35 (d)	1,510,659	1,511,637
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	981,576	982,215
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	2,400,665	2,397,995
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	2,345,547	2,350,678
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	1,783,335	1,784,449
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d) .	312,210	312,021
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d) .	125,872	126,013
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	207,482	207,072
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	260,732	260,981
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d) .	438,202	438,681

219		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
CS First Boston Mortgage Securities Corp. floater: -
continued
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d) .		$370,878	$371,641
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.3275%
11/25/35 (d)		1,127,024	1,127,024
Fieldstone Mortgage Investment Corp. floater Series
2004-1 Class 2A, 4.3275% 1/25/35 (d)		1,278,052	1,280,332
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)		423,170	422,584
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		700,000	699,672
Class B1, 4.02% 12/20/54 (d)		950,000	949,406
Class M1, 4.12% 12/20/54 (d)		700,000	699,563
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		1,200,000	1,199,625
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		925,000	924,277
Class M2, 4.305% 12/20/54 (d)		500,000	499,609
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		95,000	95,015
Class 1C, 4.79% 3/20/44 (d)		280,000	280,875
Class 1M, 4.3% 3/20/44 (d)		565,000	565,441
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		320,165	320,165
Class 1B, 4.06% 6/20/44 (d)		63,981	63,989
Class 1C, 4.59% 6/20/44 (d)		233,684	234,049
Class 1M, 4.17% 6/20/44 (d)		1,399,995	1,399,412
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		200,000	199,972
Class 1C, 4.48% 9/20/44 (d)		605,000	605,841
Class 1M, 4.16% 9/20/44 (d)		100,000	100,000
GSAMP Trust floater Series 2004-11 Class 2A1,
4.3675% 12/20/34 (d)		1,610,174	1,610,889
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		195,000	195,173
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		1,400,000	1,400,656
Class B, 4.32% 7/15/40 (d)		190,000	190,119
Class C, 4.87% 7/15/40 (d)		775,000	777,906
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		1,050,106	1,053,475

Quarterly Report	220

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)	$874,957	$875,127
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)	300,427	300,964
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)	389,468	389,163
Class M2, 4.5375% 4/25/35 (d)	688,743	688,339
Class M3, 4.5675% 4/25/35 (d)	168,086	167,955
Class M4, 4.7875% 4/25/35 (d)	102,491	102,616
Class M5, 4.8075% 4/25/35 (d)	102,491	102,491
Class M6, 4.8575% 4/25/35 (d)	159,887	159,824
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)	1,614,274	1,613,013
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)	695,365	694,496
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)	239,374	239,374
Class M2, 4.5575% 11/25/35 (d)	179,531	179,531
Class M3, 4.6575% 11/25/35 (d)	897,653	897,653
Class M4, 4.6975% 11/25/35 (d)	428,879	428,879
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.4275% 9/26/45 (a)(d)	2,071,268	2,071,268
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (d)	665,613	675,658
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 4.4175% 11/25/34 (d)	734,967	737,000
Class 2A2, 4.4775% 11/25/34 (d)	161,802	162,092
Series 2005-1 Class 1A1, 4.3075% 3/25/35 (d)	1,343,294	1,344,840
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	2,822,684	2,810,372
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003 A:
Class 2A1, 4.4275% 3/25/28 (d)	249,853	251,111
Class 2A2, 4.4631% 3/25/28 (d)	89,233	89,282
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	249,836	251,201
Series 2003-D Class A, 4.3475% 8/25/28 (d)	1,165,211	1,166,905
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	469,815	469,971
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	544,607	544,667
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	672,122	671,094
Series 2004-B Class A2, 3.79% 6/25/29 (d)	644,895	643,710
Series 2004-C Class A2, 3.95% 7/25/29 (d)	925,879	923,425
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	898,743	898,956

221		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc.: – continued
floater:
Series 2004-E Class A2D, 4.9206% 11/25/29 (d) .		$986,257	$989,974
Series 2004-G Class A2, 3.95% 11/25/29 (d)		413,440	413,350
Series 2005-A Class A2, 4.6206% 2/25/30 (d)		1,292,251	1,291,110
Series 2005-B Class A2, 3.75% 7/25/30 (d)		1,320,561	1,318,487
Series 2003-G Class XA1, 1% 1/25/29 (b)		2,278,878	26,275
MortgageIT Trust floater Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)		548,961	550,559
Class A2, 4.4875% 12/25/34 (d)		741,507	747,318
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)		2,501,638	2,503,104
Permanent Financing No. 1 PLC floater Series 1 Class
3C, 5.0338% 6/10/42 (d)		1,700,000	1,706,051
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)		1,205,000	1,217,050
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)		1,145,000	1,150,594
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)		390,000	392,358
Series 3 Class C, 4.6538% 6/10/42 (d)		825,000	833,250
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)		1,600,000	1,598,367
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)		2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)		545,000	546,320
Class 2C, 4.1638% 6/10/42 (d)		1,140,000	1,138,263
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)		1,035,000	1,034,494
Class 2C, 4.2338% 6/10/42 (d)		1,435,000	1,434,297
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31		265,416	268,517
Series 2004-SL2 Class A1, 6.5% 10/25/16		112,719	114,418
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)		687,395	683,460
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)		95,898	97,336
Class B5, 6.29% 3/10/35 (a)(d)		95,898	97,974
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d)		88,897	89,262
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d) .		174,082	174,653

Quarterly Report	222

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Funding Trust Series 2003-A Class
AX1, 0.8% 10/21/08 (a)(b)	$7,545,400	$51,019
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	465,995	465,620
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	223,010	222,956
Series 2004-1 Class A, 4.15% 2/20/34 (d)	338,249	337,621
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	1,046,522	1,046,558
Series 2004-12 Class 1A2, 3.93% 1/20/35 (d)	1,710,431	1,710,277
Series 2004-4 Class A, 4.62% 5/20/34 (d)	1,235,790	1,235,108
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	418,801	418,605
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	521,366	521,040
Class A3B, 4.08% 7/20/34 (d)	1,042,732	1,042,104
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	598,005	597,185
Class A3B, 4.59% 7/20/34 (d)	1,161,174	1,163,750
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	1,720,238	1,720,118
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	848,563	840,828
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	1,505,510	1,505,510
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	190,035	190,141
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)	2,476,248	2,482,308
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)	2,295,337	2,295,337
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)	2,010,035	2,007,602
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)	2,500,000	2,500,000
sequential pay Series 2002-S6 Class A25, 6%
10/25/32	147,064	146,995
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	72,929	74,825
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)	2,536,860	2,522,265
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (d)	5,021,668	4,921,029
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)	4,100,949	4,041,064

TOTAL PRIVATE SPONSOR		112,702,092

223 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency 6.4%
Fannie Mae:
floater Series 2002-89 Class F, 4.3375% 1/25/33 (d)		$132,821	$132,993
planned amortization class Series 1993-207 Class G,
6.15% 4/25/23		650,238	655,331
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)		1,214,468	1,239,911
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)		176,360	177,926
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		175,970	177,501
Series 2002-49 Class FB, 4.58% 11/18/31 (d)		1,667,077	1,681,024
Series 2002-60 Class FV, 5.0375% 4/25/32 (d)		356,023	365,504
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		93,562	93,930
Series 2002-68 Class FH, 4.48% 10/18/32 (d)		1,396,060	1,410,071
Series 2002-74 Class FV, 4.4875% 11/25/32 (d)		113,840	114,690
Series 2002-75 Class FA, 5.0375% 11/25/32 (d) .		729,310	748,896
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		91,103	91,808
Class EF, 4.4875% 2/25/33 (d)		56,819	57,495
Series 2003-122 Class FL, 4.3875% 7/25/29 (d)		625,729	615,359
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)		716,426	719,304
Series 2004-31 Class F, 4.3375% 6/25/30 (d)		1,051,128	1,051,444
Series 2004-33 Class FW, 4.4375% 8/25/25 (d)		1,038,929	1,039,398
Series 2004-54 Class FE, 5.1875% 2/25/33 (d)		752,667	760,771
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30		35,270	35,258
Series 2002-11 Class QB, 5.5% 3/25/15		441,172	442,543
Series 2002-28 Class PJ, 6.5% 3/25/31		532,375	531,880
Series 2002-52 Class PA, 6% 4/25/31		18,073	18,091
Series 2002-8 Class PD, 6.5% 7/25/30		131,624	131,771
Series 2003-32 Class PB, 3% 6/25/16		249,938	248,970
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)		6,923,221	6,833,865
Series 2002-50 Class LE, 7% 12/25/29		95,271	96,252
Series 2004-31 Class IA, 4.5% 6/25/10 (b)		468,381	14,332
Series 2005-15 Class AZ, 5% 3/25/35		399,966	397,637
Series 2005-28 Class AZ, 5% 4/25/35		300,807	297,938
Freddie Mac planned amortization class Series 2162
Class PH, 6% 6/15/29		1,634,184	1,664,630
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (d)		1,419,899	1,458,115

Quarterly Report	224

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
floater:
Series 2406: – continued
Class PF, 4.95% 12/15/31 (d)	$1,135,000	$ 1,156,969
Series 2410 Class PF, 4.95% 2/15/32 (d)	2,600,000	2,662,007
Series 2526 Class FC, 4.37% 11/15/32 (d)	29,408	29,509
Series 2538 Class FB, 4.37% 12/15/32 (d)	201,821	202,816
Series 2551 Class FH, 4.42% 1/15/33 (d)	86,689	87,049
Series 2553 Class FB, 4.47% 3/15/29 (d)	2,820,000	2,779,886
Series 2577 Class FW, 4.47% 1/15/30 (d)	2,225,000	2,236,910
Series 2625 Class FJ, 4.27% 7/15/17 (d)	1,762,363	1,764,762
Series 2861 Class JF, 4.27% 4/15/17 (d)	938,885	938,227
Series 2994 Class FB, 4.12% 6/15/20 (d)	884,818	882,545
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	175,990	176,011
Series 2389 Class DA, 4.87% 11/15/30 (d)	3,008,026	3,027,610
Series 2394 Class ND, 6% 6/15/27	5,068	5,059
Series 2395 Class PE, 6% 2/15/30	428,083	429,614
Series 2398 Class DK, 6.5% 1/15/31	46,162	46,128
Series 2410 Class ML, 6.5% 12/15/30	65,981	65,978
Series 2420 Class BE, 6.5% 12/15/30	33,636	33,593
Series 2443 Class TD, 6.5% 10/15/30	95,075	95,230
Series 2461 Class PG, 6.5% 1/15/31	113,094	113,556
Series 2496 Class OC, 5.5% 9/15/14	511,511	512,021
Series 2543 CLass PM, 5.5% 8/15/18	817,407	822,066
Series 2614 Class IC, 4.5% 12/15/10 (b)	1,753,534	53,064
Series 2640 Class GR, 3% 3/15/10	1,397,142	1,388,471
Series 2650 Class FV, 4.37% 12/15/32 (d)	1,888,079	1,855,960
Series 2676:
Class KN, 3% 12/15/13	1,722,600	1,697,430
Class QA, 3% 8/15/16	1,397,068	1,385,419
Series 2683 Class UH, 3% 3/15/19	3,020,595	2,986,103
Series 2748 Class IB, 4.5% 3/15/10 (b)	1,066,314	27,088
Series 2776 Class UJ, 4.5% 5/15/20 (b)	529,216	23,515
Series 2828 Class JA, 4.5% 1/15/10	1,424,393	1,421,215
sequential pay Series 2430 Class ZE, 6.5% 8/15/27 .	21,525	21,486
Series 1803 Class A, 6% 12/15/08	253,497	256,789
Series 2907 Class HZ, 5% 12/15/34	659,979	654,978
Series 2949 Clas ZW, 5% 3/15/35	1,010,600	1,009,900
Series 3007 Class ZN, 4.5% 7/15/25	651,286	650,632
Series 3018 Class ZA, 5.5% 8/15/35	974,428	973,664

225		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 4.37% 1/16/27 (d) .		$ 129,949	$ 130,695
planned amortization class Series 2002-5 Class PD,
6.5% 5/16/31		323,078	327,711

TOTAL U.S. GOVERNMENT AGENCY			56,236,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $169,470,544)			168,938,396

Commercial Mortgage Securities 4.4%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 4.29% 11/15/15 (a)(d)		340,000	340,273
Class C, 4.44% 11/15/15 (a)(d)		70,000	70,214
Class D, 4.52% 11/15/15 (a)(d)		110,000	110,559
Class F, 4.87% 11/15/15 (a)(d)		80,000	80,498
Class H, 5.37% 11/15/15 (a)(d)		70,000	70,370
Class J, 5.92% 11/15/15 (a)(d)		70,000	70,802
Class K, 6.57% 11/15/15 (a)(d)		65,000	64,877
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)		390,000	389,971
Class C, 4.22% 1/15/19 (a)(d)		400,000	399,935
Class D, 4.27% 1/15/19 (a)(d)		390,000	389,970
Class E, 4.31% 1/15/19 (a)(d)		245,000	244,980
Class F, 4.36% 1/15/19 (a)(d)		165,000	164,987
Class G, 4.39% 1/15/19 (a)(d)		125,000	124,990
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)		290,000	289,660
Class J, 5.07% 12/15/16 (a)(d)		140,000	139,836
Class K, 5.32% 12/15/16 (a)(d)		250,000	250,949
Series 2005-BOCA Class X1, 1.0882%
12/15/16 (a)(b)(d)		109,061,667	802,650
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)		860,000	859,920
Class G, 4.8256% 7/14/08 (a)(d)		585,000	584,945
Class H, 5.0456% 7/14/08 (a)(d)		720,000	719,932
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(b)(d)		44,830,000	653,303

Quarterly Report	226

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	$306,746	$ 310,390
Series 2003-2 Class A, 4.6175% 12/25/33 (a)(d)	822,478	832,532
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	475,691	475,914
Class B, 5.9375% 4/25/34 (a)(d)	79,282	80,189
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	550,045	551,249
Class M1, 4.6175% 8/25/34 (a)(d)	176,186	176,874
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	790,122	790,984
Class A2, 4.4575% 1/25/35 (a)(d)	92,956	92,985
Class M1, 4.5375% 1/25/35 (a)(d)	139,433	139,622
Class M2, 5.0375% 1/25/35 (a)(d)	92,956	93,508
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	182,932	182,932
Class M2, 4.5275% 8/25/35 (a)(d)	306,534	306,534
Class M3, 4.5875% 8/25/35 (a)(d)	168,099	168,099
Class M4, 4.7375% 8/25/35 (a)(d)	153,267	153,267
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	838,558	838,558
Class M1, 4.4775% 11/25/35 (a)(d)	119,794	119,794
Class M2, 4.5275% 11/25/35 (a)(d)	164,717	164,717
Class M3, 4.5475% 11/25/35 (a)(d)	149,743	149,743
Class M4, 4.6375% 11/25/35 (a)(d)	184,682	184,682
Bear Stearns Commercial Mortgage Securities, Inc.
floater Series 2004-BBA3 Class E, 4.67%
6/15/17 (a)(d)	960,000	963,806
COMM floater Series 2002-FL7:
Class C, 4.47% 11/15/14 (a)(d)	351,633	352,710
Class F, 5.27% 11/15/14 (a)(d)	1,000,000	1,009,372
Class H, 6.22% 11/15/14 (a)(d)	150,000	150,779
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	635,000	635,511
Class G, 4.95% 9/15/14 (a)(d)	150,000	150,055
Class H, 5.05% 9/15/14 (a)(d)	160,000	160,059
Class J, 5.57% 9/15/14 (a)(d)	55,000	55,139
Class K, 5.97% 9/15/14 (a)(d)	85,000	85,141
Class L, 6.17% 9/15/14 (a)(d)	70,000	69,977
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	40,403	40,426
Class D, 4.52% 7/15/16 (a)(d)	88,177	88,190

227		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class E, 4.72% 7/15/16 (a)(d)		$62,439	$62,459
Class F, 4.77% 7/15/16 (a)(d)		66,120	66,154
Class H, 5.27% 7/15/16 (a)(d)		194,616	194,674
Class J, 5.42% 7/15/16 (a)(d)		73,400	73,422
Class K, 6.32% 7/15/16 (a)(d)		1,266,362	1,266,012
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)		1,005,000	1,004,254
Class C, 4.24% 4/15/17 (a)(d)		425,000	424,227
Class D, 4.28% 4/15/17 (a)(d)		345,000	344,677
Class E, 4.34% 4/15/17 (a)(d)		260,000	259,757
Class F, 4.38% 4/15/17 (a)(d)		145,000	144,960
Class G, 4.52% 4/15/17 (a)(d)		145,000	144,992
Class H, 4.59% 4/15/17 (a)(d)		145,000	144,912
Class I, 4.82% 4/15/17 (a)(d)		50,000	49,942
Class MOA3, 4.27% 3/15/20 (a)(d)		650,000	649,966
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)		1,000,000	1,001,166
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)		175,000	174,999
Class B, 4.72% 12/15/21 (a)(d)		455,000	454,998
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		640,000	640,202
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		177,961	177,957
Class E, 4.52% 2/15/14 (a)(d)		200,000	200,154
Class F, 4.57% 2/15/14 (a)(d)		175,000	175,171
Class G, 4.82% 2/15/14 (a)(d)		125,000	125,222
Class H, 5.07% 2/15/14 (a)(d)		100,000	100,225
Class J, 5.37% 2/15/14 (a)(d)		50,000	50,206
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)		230,000	230,209
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		800,000	799,997
Class E, 4.3% 2/15/20 (a)(d)		560,000	559,998
Class F, 4.35% 2/15/20 (a)(d)		250,000	249,999
Class G, 4.49% 2/15/20 (a)(d)		70,000	70,000
Class H, 4.72% 2/15/20 (a)(d)		100,000	100,000
Freddie Mac Multi-class participation certificates
guaranteed floater Series 2448 Class FT, 4.97%
3/15/32 (d)		1,791,020	1,831,340
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		625,825	625,793

Quarterly Report	228

Commercial Mortgage Securities continued
	Principal	Value
	Amount
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	$420,000	$420,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater Series 2003-LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	1,085,000	1,085,373
Class C, 4.6456% 12/16/14 (a)(d)	110,000	110,200
Class K1, 6.4956% 12/16/14 (a)(d)	435,000	433,165
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X,
0.1416% 11/15/10 (a)(b)(d)	417,400,000	501,423
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	935,000	918,083
Class C, 4.21% 8/15/19 (a)(d)	75,000	73,645
Class D, 4.23% 8/15/19 (a)(d)	270,000	265,125
Class E, 4.25% 8/15/19 (a)(d)	245,000	240,580
Class F, 4.29% 8/15/19 (a)(d)	170,000	166,939
Class G, 4.34% 8/15/19 (a)(d)	120,000	117,844
Class H, 4.36% 8/15/19 (a)(d)	100,000	98,205
Class J, 4.43% 8/15/19 (a)(d)	75,000	73,658
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA Class C, 4.77%
2/15/13 (a)(d)	448,911	447,937
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	424,651	425,370
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	500,000	499,844
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	491,311	491,311
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	255,000	255,040
Class E, 4.47% 3/15/14 (a)(d)	160,000	160,089
Class F, 4.52% 3/15/14 (a)(d)	130,000	130,069
Class G, 4.75% 3/15/14 (a)(d)	65,000	65,045
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	245,000	244,974
Class KHP2, 4.52% 1/15/18 (a)(d)	245,000	245,401
Class KHP3, 4.82% 1/15/18 (a)(d)	290,000	290,304
Class KHP4, 4.92% 1/15/18 (a)(d)	225,000	225,322
Class KHP5, 5.12% 1/15/18 (a)(d)	260,000	258,784

229 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	$990,000	$ 989,961
Class B, 3.97% 10/15/17 (a)(d)	200,000	199,992
Class D, 4.03% 10/15/17 (a)(d)	400,000	399,984
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $38,569,111)		38,629,070

Certificates of Deposit 2.7%
Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,993,860
Credit Industriel et Commercial yankee 4.535%
10/17/06	4,000,000	3,994,956
DEPFA BANK PLC yankee 4.265% 9/1/06	4,000,000	3,987,015
Deutsche Bank AG yankee 4.21% 8/24/06	4,000,000	3,986,800
HBOS Treasury Services PLC yankee 4.52% 10/18/06 .	4,000,000	3,994,450
Societe Generale euro 4.51% 10/16/06	4,000,000	3,994,110
TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,000,000)		23,951,191

Commercial Paper 0.5%
Viacom, Inc. 4.23% 11/29/05
(Cost $3,986,370)	4,000,000	3,978,380

Fixed Income Funds 32.9%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $288,099,439)	2,897,815	288,187,742

Quarterly Report

230

Cash Equivalents 2.5%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $22,035,000)		22,037,468	$ 22,035,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $878,586,505)			877,828,611

NET OTHER ASSETS – (0.2)%			(2,046,606)
NET ASSETS 100%			$ 875,782,005

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	Dec. 2005 $	114,700,800	$ (217,442)
116 Eurodollar 90 Day Index Contracts	March 2006	114,626,850	(310,639)
116 Eurodollar 90 Day Index Contracts	June 2006	114,600,750	(127,484)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,594,950	(177,364)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,596,400	(106,314)
61 Eurodollar 90 Day Index Contracts	March 2007	60,265,713	(31,506)

TOTAL EURODOLLAR CONTRACTS			(970,749)

231 Quarterly Report

Investments (Unaudited) continued

Futures Contracts continued
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
7 Eurodollar 90 Day Index Contracts	June 2007	$6,915,563	$8,210
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,927,325	6,851
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,939,063	5,392
5 Eurodollar 90 Day Index Contracts	March 2008	4,938,875	5,405
4 Eurodollar 90 Day Index Contracts	June 2008	3,950,850	5,209
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,962,950	3,938
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,125	2,017
1 Eurodollar 90 Day Index Contracts	March 2009	987,525	996

TOTAL EURODOLLAR CONTRACTS			38,018

			$ (932,731)

Swap Agreements
		Notional	Value
		Amount

Credit Default Swaps
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$1,000,000	$(9,439)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	2,600,000	18,199
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	1,840,000	(13,145)

Quarterly Report	232

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount
multiplied by .75% and pay Lehman
Brothers, Inc. upon default event of AOL
Time Warner, Inc., par value of the
notional amount of AOL Time Warner,
Inc. 6.875% 5/1/12	Sept. 2009	$2,000,000	$ 22,165
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(1,784)

TOTAL CREDIT DEFAULT SWAPS		9,190,000	15,996
Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 30 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	April 2006	7,500,000	9,149
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 15 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	April 2006	6,800,000	7,416

	233		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 25 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Lehman Brothers,
Inc.	Dec. 2005	$ 4,000,000	$4,612
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 22 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified
duration factor with Lehman Brothers,
Inc.	Jan. 2006	4,900,000	5,504
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	4,900,000	3,264
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	4,300,000	0

TOTAL TOTAL RETURN SWAPS
		32,400,000	29,945

		$ 41,590,000	$45,941

Quarterly Report	234

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $63,639,389 or
7.3% of net assets.

(b) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,485,533.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $878,431,884. Net unrealized depreciation aggregated $603,273, of which $1,083,133 related to appreciated investment securities and $1,686,406 related to depreciated investment securities.

235 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

236

The following is a complete listing of investments for
Fidelity’s fixed income central fund as of October 31, 2005
which is a direct or indirect investment of
Fidelity Ultra Short Bond Fund.
These underlying holdings of the
Fidelity fixed income central fund are not included
in the Schedule of Investments.

237 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)		$16,665,000	$16,705,413
4.43% 5/24/06 (d)		4,700,000	4,711,816
			21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06		8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)		12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06		5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)		16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06		8,505,000	8,327,790
			51,117,243

TOTAL CONSUMER DISCRETIONARY			72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06		11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)		10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)		15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)		16,600,000	16,600,149
			31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)		19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)		6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)		11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)		14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)		16,325,000	16,331,726
			41,653,553

TOTAL FINANCIALS			109,880,771

Quarterly Report	238

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

239 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

Quarterly Report

240

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

241 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Quarterly Report

242

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

243 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Quarterly Report

244

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

245 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

Quarterly Report

246

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

247		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020
Quarterly Report

248

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

249 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Quarterly Report

250

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

251 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)		$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)		673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)		2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)		10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)		15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)		7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)		6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)		11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)		17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)		18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)		12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)		16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)		4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)		4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)		1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)		1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)		2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)		3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)		4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)		3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)		8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)		3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)		7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)		5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)		6,500,000	6,494,922

Quarterly Report	252

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

253			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)		$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)		6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)		3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)		14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)		9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)		5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)		6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)		6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)		6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)		8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)		10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)		9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)		7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)		10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)		8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)		7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)		1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)		3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)		9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)		2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)		4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)		6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)		4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)		18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)		4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)		15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)		4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)		8,890,000	8,978,900

Quarterly Report	254

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

255		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
			Principal	Value
			Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)			$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)			17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)			13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)			24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)			5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)			19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)			27,787,900	27,382,116

TOTAL PRIVATE SPONSOR				891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)			995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)		.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)			3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24			4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)			2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)		.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)			2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)			5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)		.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)			1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)			2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)			2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .			7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)			2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)			1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)			2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)			3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)		.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)			5,394,619	5,396,503

Quarterly Report	256

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

257			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31		$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30		588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30		469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30		1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31		1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)		13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)		6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10		10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)		80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27		189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)		2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)		8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)		2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)		3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)		423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY			465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)			1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)		5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)		2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)		2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)		2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)		1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)		1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)		915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)		2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)		1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)		6,659,000	6,684,287

Quarterly Report	258

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$ 6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

259		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)		$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)		64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)		1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)		2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)		11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)		5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)		3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)		1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)		1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)		490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)		770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)		625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)		426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)		969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)		694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)		734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)		2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)		818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)		921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)		7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)		3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)		2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)		1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)		1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)		1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)		1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)		335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)		4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)		11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)		1,475,000	1,474,994

Quarterly Report	260

Commercial Mortgage Securities continued

		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077

261 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)		$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)		4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .		3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)		18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)		6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)		3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)		2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)		1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)		875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)		1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)		1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)		2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)		1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)		1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)		7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)		1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)		3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)		10,000,000	9,999,609
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)			366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06		30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06		30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06		30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06		30,000,000	29,955,822
TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)			179,633,922

Quarterly Report	262

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g) $2,233,608,107		2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO	100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

	263	Quarterly Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

Quarterly Report

264

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

265 Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Quarterly Report 266

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

267 Quarterly Report

Quarterly Holdings Report for Fidelity® Ultra Short Bond Fund

October 31, 2005

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 6.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.3%
Auto Components 0.2%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$ 1,230,000	$ 1,232,983
4.43% 5/24/06 (d)	800,000	802,011
		2,034,994
Media – 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee
7.3% 10/15/06	900,000	919,610
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	458,348
Cox Communications, Inc.:
(Reg. S) 4.4069% 12/14/07 (d)	1,530,000	1,541,477
7.75% 8/15/06	360,000	367,602
Cox Radio, Inc. 6.625% 2/15/06	2,000,000	2,009,556
Liberty Media Corp. 5.37% 9/17/06 (d)	3,033,000	3,053,776
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,184,788
		9,535,157

TOTAL CONSUMER DISCRETIONARY		11,570,151

ENERGY 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,611,070
Valero Energy Corp. 7.375% 3/15/06	1,700,000	1,713,459
		4,324,529

FINANCIALS – 1.9%
Capital Markets 0.0%
State Street Capital Trust II 4.29% 2/15/08 (d)	300,000	300,144
Commercial Banks – 0.3%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	2,300,000	2,300,021
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	2,720,000	2,719,459
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	830,000	829,628
Real Estate 0.5%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,343,138
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,539,269
		3,882,407
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	1,575,000	1,576,630

269		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Countrywide Home Loans, Inc. 4.35% 6/2/06 (d)	$500,000	$501,038
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	1,995,000	2,014,092
Washington Mutual Bank 3.9363% 8/25/08 (d)	2,220,000	2,220,915
		6,312,675

TOTAL FINANCIALS		16,344,334

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,691,532

TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 1.2%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	1,957,630
France Telecom SA 7.2% 3/1/06	440,000	443,776
GTE Corp. 6.36% 4/15/06	1,000,000	1,007,089
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,259,972
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	999,560
7.125% 1/30/06	500,000	502,934
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,570,263
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,076,808
		10,818,032
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	907,805

TOTAL TELECOMMUNICATION SERVICES		11,725,837

UTILITIES – 1.5%
Electric Utilities – 0.5%
Progress Energy, Inc. 6.75% 3/1/06	4,105,000	4,130,956
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	675,000	675,701
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	927,158
Multi-Utilities – 0.8%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	2,300,000	2,300,122
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,983,318

Quarterly Report

270

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc. 3.628% 11/1/06	$1,055,000	$ 1,040,843
Sempra Energy 4.75% 5/15/09	2,000,000	1,963,866
		7,288,149

TOTAL UTILITIES		13,021,964

TOTAL NONCONVERTIBLE BONDS
(Cost $58,896,199)		58,678,347

U.S. Government Agency Obligations 5.9%

Fannie Mae:
2.15% 4/13/06 (c)	9,700,000	9,606,444
3.25% 7/31/06	35,000,000	34,665,495
Freddie Mac 0% 9/29/06	7,300,000	7,000,415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,539,992)		51,272,354

U.S. Government Agency Mortgage Securities 1.0%

Fannie Mae – 1.0%
5.5% 11/1/16 to 2/1/19	4,758,915	4,792,903
6.5% 7/1/16 to 3/1/35	2,832,883	2,914,933
7% 8/1/17 to 5/1/32	1,437,817	1,501,914
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $9,364,195)		9,209,750

Asset Backed Securities 24.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	588,567	589,402
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	1,184,875	1,187,160
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	365,868	366,827
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	1,545,000	1,545,518
Class M2, 4.7275% 4/25/35 (d)	725,000	726,856
ACE Securities Corp.:
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	151,473	152,015
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	145,000	146,225

271 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
ACE Securities Corp.: – continued
Series 2003-HE1:
Class A2, 4.4475% 11/25/33 (d)		$102,762	$102,849
Class M1, 4.6875% 11/25/33 (d)		120,000	120,452
Class M2, 5.7375% 11/25/33 (d)		75,000	76,003
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)		50,000	50,233
Class M2, 5.7875% 6/25/33 (d)		50,000	50,812
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)		100,000	100,503
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)		150,000	150,106
Class M2, 5.1375% 2/25/34 (d)		175,000	175,107
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)		215,000	214,991
Class M2, 4.4875% 4/25/35 (d)		250,000	249,891
Class M3, 4.5175% 4/25/35 (d)		145,000	145,163
Class M4, 4.6775% 4/25/35 (d)		185,000	185,206
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)		938,301	938,390
Class A2B, 4.2475% 5/25/35 (d)		630,000	629,675
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)		283,419	283,752
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)		1,200,000	1,200,163
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.22% 9/15/11 (d)		410,000	411,581
Series 2004-5 Class B, 4.22% 4/16/12 (d)		2,150,000	2,154,645
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)		878,822	880,856
Series 2005-1 Class A, 4% 10/15/12 (d)		2,185,000	2,189,194
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)		1,275,000	1,274,656
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)		549,322	550,776
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)		136,137	136,491
Series 2003-CF Class A3, 2.75% 10/9/07		417,994	416,811
Series 2004-1 Class A3, 3.22% 7/6/08		365,000	362,625
Series 2005-1 Class C, 4.73% 7/6/10		2,500,000	2,472,919
Series 2005-BM ClassA3, 4.05% 2/6/10		1,280,000	1,262,005
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.0375% 2/25/33 (d)		101,644	102,092
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)		2,247	2,247
Class M1, 4.9375% 2/25/33 (d)		500,000	502,930
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)		1,930,000	1,948,298
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)		75,000	75,374

Quarterly Report	272

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	$1,000,000	$ 1,006,499
Class S, 5% 5/25/33 (b)	1,779,006	6,378
Series 2003-7 Class M1, 4.8875% 8/25/33 (d)	140,000	142,002
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	500,000	504,461
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	85,000	84,997
Class M2, 4.5175% 4/25/34 (d)	75,000	74,997
Series 2004-R9:
Class A3, 4.3575% 10/25/34 (d)	857,263	858,368
Class M2, 4.6875% 10/25/34 (d)	720,000	723,205
Class M4, 5.2075% 10/25/34 (d)	925,000	940,265
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	770,000	769,676
Class M2, 4.5175% 3/25/35 (d)	260,000	259,895
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	1,700,000	1,699,928
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	46,434	46,636
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	100,000	100,751
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	450,000	451,266
Class M2, 4.9375% 10/25/32 (d)	300,000	301,405
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	1,500,000	1,498,125
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	800,000	798,531
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	800,000	823,250
Series 2003-W6 Class AV2, 4.4075% 1/25/34 (d)	113,361	113,450
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	1,420,000	1,421,669
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	305,000	304,987
Class M2, 4.6375% 5/25/34 (d)	250,000	249,990
Asset Backed Funding Certificates Series 2004-HE1
Class M2, 5.1875% 1/25/34 (d)	230,000	233,629
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	258	258
Class M1, 4.87% 4/15/33 (d)	1,340,000	1,345,256
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	285,000	288,919
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	1,439	1,439
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	215,000	216,441
Series 2003-HE7 Class A3, 4.33% 12/15/33 (d)	201,578	202,314

273		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	$1,425,986	$1,428,825
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	1,105,000	1,106,262
Class M2, 4.5375% 3/25/35 (d)	275,000	275,744
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	1,500,000	1,500,232
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	465,000	466,697
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	500,000	500,067
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	675,000	681,800
Series 2003-C4 Class C4, 5% 2/15/11 (d)	2,010,000	2,048,690
Series 2004-C1 Class C1, 4.47% 11/15/11 (d)	25,000	25,180
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	798,160	799,750
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	217,040	217,503
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	371,725	372,807
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 4.7875% 9/25/34 (d)	390,000	393,317
Class M3, 5.0875% 9/25/34 (d)	265,000	267,229
Class M4, 5.2375% 9/25/34 (d)	225,000	228,097
Class M5, 5.4375% 9/25/34 (d)	210,000	213,508
Series 2004-HE9 Class M2, 5.2375% 11/25/34 (d) .	490,000	496,872
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	905,000	905,294
Class M2, 4.7875% 2/25/35 (d)	330,000	331,092
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	110,508	110,777
Series 2005-1 Class B, 4.345% 6/15/10 (d)	850,000	854,794
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	425,000	425,881
Series 2004-B Class A4, 4.08% 8/15/11 (d)	1,700,000	1,700,543
Capital One Master Trust:
Series 2001-1 Class B, 4.48% 12/15/10 (d)	500,000	503,383
Series 2001-8A Class B, 4.52% 8/17/09 (d)	405,000	406,630
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (d)	1,135,000	1,139,330
Series 2003-B6 Class B6, 4.5% 9/15/11 (d)	1,125,000	1,135,302
Series 2004-B1 Class B1, 4.41% 11/15/11 (d)	1,180,000	1,186,327

Quarterly Report

274

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Prime Auto Receivable Trust Series 2004-1
Class A3, 2.02% 11/15/07	$10,479	$10,399
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	265,000	264,984
Class B, 4.75% 7/20/39 (a)(d)	140,000	139,991
Class C, 5.1% 7/20/39 (a)(d)	180,000	179,987
Cayman ABSC NIMS Trust Series 2004 HE2 Class A1,
6.75% 4/25/34 (a)	189,329	189,093
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	297,766	300,739
Class M2, 5.8913% 3/25/33 (d)	489,999	495,729
Series 2003-HE1 Class M2, 5.5913% 8/25/33 (d)	215,000	217,144
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	31,077	31,088
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	104,999	105,931
Class M2, 5.7875% 11/25/33 (d)	80,000	81,307
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	175,000	176,521
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	1,242,859	1,242,859
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	200,000	200,808
Series 2003-6 Class C, 4.77% 2/15/11 (d)	2,210,000	2,243,618
Series 2004-1 Class B, 4.17% 5/15/09 (d)	295,000	294,980
Chase Issuance Trust Series 2004-C3 Class C3, 4.44%
6/15/12 (d)	1,645,000	1,652,683
CIT Equipment Collateral Trust Series 2005-VT1 Class C,
4.18% 11/20/12	1,056,886	1,047,388
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	615,000	617,115
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	655,000	656,896
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	900,000	908,629
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	1,685,000	1,720,629
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	48,245	48,361
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	1,025,000	1,035,298
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	42,292	42,488
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	375,000	375,628
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	5,722,955	5,727,295
Class M1, 4.5375% 6/25/34 (d)	100,000	100,190

275 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Countrywide Home Loans, Inc.: – continued
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)		$1,220,000	$1,219,952
Class MV1, 4.4375% 7/25/35 (d)		435,000	434,830
Class MV2, 4.4775% 7/25/35 (d)		525,000	524,633
Class MV3, 4.5175% 7/25/35 (d)		215,000	215,199
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)		2,480,000	2,479,902
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)		2,207,541	2,207,458
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)		170,659	171,371
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)		165,937	165,930
Class B1, 5.8375% 4/25/34 (d)		605,000	604,974
Class M3, 4.6875% 4/25/34 (d)		610,000	609,974
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)		550,000	553,044
Series 2005-1 Class B, 4.12% 9/16/10 (d)		1,580,000	1,578,502
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.2875% 5/28/35 (d)		810,694	810,124
Class AB3, 4.4295% 5/28/35 (d)		547,077	547,267
Class AB8, 4.3875% 5/28/35 (d)		546,235	546,492
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 4.7175% 11/25/33 (d)		100,000	100,967
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)		300,000	303,390
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)		1,500,000	1,524,844
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)		2,241,906	2,241,821
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)		703,335	703,446
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)		1,000,000	1,001,121
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)		25,000	25,039
Class M4, 4.9375% 3/25/34 (d)		25,000	25,230
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)		785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)		650,000	652,232
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)		1,375,000	1,374,550
Class B, 4.41% 5/15/10 (d)		380,000	379,876
Fremont Home Loan Trust:
Series 2003-B Class M6, 8.5375% 12/25/33 (d)		960,000	988,301

Quarterly Report	276

Asset Backed Securities continued
	Principal	Value
	Amount
Fremont Home Loan Trust: – continued
Series 2004-A Class M2, 5.1875% 1/25/34 (d)	$375,000	$ 379,723
Series 2004-C:
Class 2A2, 4.5875% 8/25/34 (d)	1,000,000	1,005,685
Class M1, 4.6875% 8/25/34 (d)	540,000	544,476
Class M3, 5.1875% 8/25/34 (d)	1,000,000	1,017,611
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	272,228	272,867
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	1,876,652	1,876,179
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	1,625,000	1,626,648
Class M1, 4.4675% 1/25/35 (d)	225,000	225,737
Class M2, 4.4975% 1/25/35 (d)	325,000	325,207
Class M3, 4.5275% 1/25/35 (d)	175,000	175,393
Class M4, 4.7175% 1/25/35 (d)	125,000	125,837
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	250,022	251,382
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	925,000	924,921
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	485,000	485,000
Class C, 4.1418% 9/15/10 (d)	1,800,000	1,800,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	80,000	80,027
Class C, 4.9% 8/15/08 (d)	295,000	295,976
Series 6 Class B, 4.16% 2/17/09 (d)	75,000	75,062
Series 8 Class C, 4.3% 6/15/10 (d)	2,650,000	2,656,430
GSAMP Trust:
Series 2002-NC1 Class A2, 4.3575% 7/25/32 (d)	2,606	2,624
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	636,784	642,720
Series 2004-AHL Class A2D, 4.3975% 8/25/34 (d) .	1,796,934	1,803,290
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	195,000	194,992
Class M2, 5.4375% 11/25/33 (d)	135,000	137,304
Series 2004-FM2 Class M1, 4.5375% 1/25/34 (d)	250,000	249,990
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	320,000	319,987
Class M2, 5.1875% 5/25/34 (d)	150,000	151,540
Series 2005-6:
Class A2, 4.2475% 6/25/35 (d)	1,800,000	1,798,031
Class M3, 4.6875% 6/25/35 (d)	1,555,000	1,552,133
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	2,152,936	2,152,544
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	1,220,000	1,219,467

277		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust: – continued
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)		$2,310,000	$2,310,000
Series 2005-NC1:
Class A1, 4.1575% 2/25/35 (d)		434,950	435,018
Class M1, 4.4875% 2/25/35 (d)		1,205,000	1,205,411
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)		2,100,000	2,093,404
Harwood Street Funding I LLC Series 2004-1A Class
CTFS, 6% 9/20/09 (a)(d)		1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)		14	14
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)		24,546	24,572
Class M1, 5.2375% 5/25/33 (d)		200,000	201,796
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)		121,871	121,961
Class M1, 5.0375% 6/25/33 (d)		670,000	672,813
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)		5,985	6,003
Class M1, 4.9175% 8/25/33 (d)		80,000	80,937
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)		47,755	47,815
Class M1, 4.8975% 8/25/33 (d)		330,000	332,089
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)		170,000	171,013
Class M2, 5.5413% 10/25/33 (d)		200,000	202,224
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)		156,158	156,693
Class M1, 4.7375% 12/25/33 (d)		160,000	161,159
Class M2, 5.7675% 12/25/33 (d)		70,000	71,555
Series 2003-7:
Class A2, 4.4175% 3/25/34 (d)		453,175	454,101
Class M1, 4.6875% 3/25/34 (d)		795,000	797,533
Series 2003-8 Class M1, 4.7575% 4/25/34 (d)		260,000	261,750
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)		581,146	583,118
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)		960,929	963,845
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)		1,270,000	1,270,401
Class M2, 4.4875% 5/25/35 (d)		1,410,000	1,408,986
Class M3, 4.5375% 5/25/35 (d)		760,000	759,470
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)		1,830,000	1,830,310
Class M1, 4.4875% 7/25/35 (d)		890,000	889,963

Quarterly Report	278

Asset Backed Securities continued
	Principal	Value
	Amount
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	$500,000	$ 500,480
Household Home Equity Loan Trust:
Series 2002-3 Class A, 4.45% 7/20/32 (d)	58,221	58,255
Series 2003-1 Class M, 4.63% 10/20/32 (d)	33,628	33,659
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	157,992	158,253
Class M, 4.58% 9/20/33 (d)	74,932	75,083
Series 2004-1 Class M, 4.52% 9/20/33 (d)	208,347	208,759
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 4.65% 5/20/32 (d)	55,391	55,433
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	66,288	66,481
Series 2003-HC2 Class M, 4.6% 6/20/33 (d)	105,746	105,853
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	421,398	422,463
Class M, 4.5% 2/20/34 (d)	255,570	255,692
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 4.14% 1/18/11 (d)	1,000,000	1,001,144
Series 2002-3 Class B, 5.22% 9/15/09 (d)	150,000	150,021
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	387,049	387,103
Class M2, 4.49% 1/20/35 (d)	288,137	288,176
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	84,798	84,809
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	1,303,718	1,303,667
Class M1, 4.5075% 6/25/35 (d)	550,000	549,768
Class M2, 4.5275% 6/25/35 (d)	375,000	374,846
Class M3, 4.5575% 6/25/35 (d)	250,000	250,353
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	273,674	274,509
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.8575% 6/25/33 (d)	500,000	502,082
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	340,000	341,867
MASTR Adjustable Rate Mortgages Trust Series 2004-11
Class 1A4, 4.5275% 11/25/34 (d)	177,892	178,647
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	485,000	487,004
Series 2004-HE1 Class M1, 4.6875% 9/25/34 (d)	685,000	688,552
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	1,250,000	1,251,170
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	1,000,000	1,001,509
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	1,034,000	1,037,974

279		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Credit Card Master Note Trust: – continued
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	$630,000	$634,379
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	125,000	126,179
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,550,000	1,558,323
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	2,000,000	2,014,074
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	2,830,000	2,831,132
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	200,000	201,077
Series 1998-G Class B, 4.37% 2/17/09 (d)	500,000	500,706
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	150,000	149,994
Class M2, 4.5875% 7/25/34 (d)	25,000	24,999
Class M3, 4.9875% 7/25/34 (d)	50,000	49,998
Class M4, 5.1375% 7/25/34 (d)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 5.1875% 1/25/35 (d)	150,000	152,834
Series 2004-HE2:
Class A1B, 4.5075% 8/25/35 (d)	563,368	564,794
Class A2B, 4.4175% 8/25/35 (d)	1,510,000	1,516,185
Series 2005-NC1 Class A2A, 4.1475% 10/25/35 (d)	31,145	31,149
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (d) .	125,000	126,722
Series 2003-NC10 Class M1, 4.7175% 10/25/33 (d)	830,000	833,166
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	200,000	201,727
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	630,000	646,683
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	120,000	121,526
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	928,451	931,314
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	375,000	376,347
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	253,665	254,215
Series 2004-NC7 Class A3, 4.3375% 7/25/34 (d)	1,993,258	1,994,688
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	570,000	570,599
Class M3, 4.5575% 12/25/34 (d)	525,000	526,112
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	505,000	505,541
Class M1, 4.4875% 12/25/34 (d)	150,000	150,503
Class M2, 4.5075% 12/25/34 (d)	385,000	385,552
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	370,000	371,126
Class M2, 4.4775% 1/25/35 (d)	265,000	264,889

Quarterly Report

280

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley ABS Capital I, Inc.: – continued
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	$325,000	$326,333
Class M2, 4.5075% 1/25/35 (d)	325,000	325,344
Class M3, 4.5475% 1/25/35 (d)	325,000	325,928
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	710,724	711,276
Class M2, 5.4375% 2/25/32 (d)	226,764	227,051
Series 2001-NC1 Class M2, 5.1075% 10/25/31 (d) .	24,820	24,843
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	136,710	136,994
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	14,114	14,170
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	590,000	593,399
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (d)	100,000	100,378
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	435,350	436,553
Series 2003-NC1 Class M2, 6.0875% 11/25/32 (d) .	130,000	131,117
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (d)	165,000	166,968
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	595,000	595,195
Class M2, 4.5175% 3/25/35 (d)	595,000	595,187
Class M3, 4.5575% 3/25/35 (d)	290,000	290,797
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	538,549	538,929
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	1,325,000	1,326,368
Series 2005-A Class A4, 4.05% 8/15/11 (d)	2,210,000	2,210,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	100,000	100,079
Class M4, 5.0125% 6/25/34 (d)	170,000	170,685
NovaStar Mortgage Funding Trust Series 2003-3 Class
A3, 4.4875% 12/25/33 (d)	220,076	220,473
Onyx Acceptance Owner Trust Series 2003-D Class A3,
2.4% 12/15/07	150,490	149,944
Option One Mortgage Loan Trust Series 2003-6 Class
M1, 4.6875% 11/25/33 (d)	1,025,000	1,030,830
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.1575% 6/25/36 (d)	2,060,304	2,060,385
Park Place Securities NIM Trust:
Series 2004-MHQ1 Class B, 3.474% 12/25/34 (a)	4,099	4,058
Series 2004-WHQN2 Class A, 4% 2/25/35 (a)	423,675	419,438
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.1375% 1/25/35 (d)	945,000	962,675

281 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Park Place Securities, Inc.: – continued
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	$385,000	$388,239
Class M2, 4.7175% 9/25/34 (d)	160,000	160,958
Class M3, 5.2875% 9/25/34 (d)	310,000	313,267
Class M4, 5.4875% 9/25/34 (d)	435,000	439,914
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	652,019	653,501
Series 2004-WWF1 Class A5, 4.5075% 1/25/35 (d)	359,370	360,334
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	360,000	360,574
Class M2, 4.5575% 1/25/35 (d)	1,130,000	1,130,806
Class M3, 4.5975% 1/25/35 (d)	425,000	426,230
Class M5, 4.9175% 1/25/35 (d)	400,000	402,259
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	713,573	713,691
Class M4, 4.6675% 5/25/35 (d)	870,000	873,520
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	400,000	400,333
Residental Asset Securities Corp.:
Series 2004-KS10 Class AI2, 4.3575% 3/25/29 (d) .	50,000	50,165
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	1,360,904	1,360,853
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	1,300,000	1,319,922
Series 2004-RS6:
Class 2M2, 5.3375% 6/25/34 (d)	250,000	249,989
Class 2M3, 5.4875% 6/25/34 (d)	250,000	249,989
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	1,654,256	1,654,194
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	24,251	24,358
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	640,000	640,547
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	415,000	416,103
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 4.6875% 8/25/34 (d)	1,000,000	1,001,694
Series 2003-BC4 Class M1, 4.6375% 11/25/34 (d) .	260,000	261,301
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.3975% 2/25/34 (d)	64,386	64,383
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	675,000	674,473

Quarterly Report

282

Asset Backed Securities continued
	Principal	Value
	Amount
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	$980,000	$ 981,698
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	180,264	181,156
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	86,692	86,857
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	1,130,890	1,130,615
Triad Automobile Receivable Owner Trust Series 2005-A
Class A3, 4.05% 3/12/10	1,800,000	1,777,297
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	450,796	444,888
Series 2004-4 Class D, 3.58% 5/17/12	411,970	404,888
Series 2005-1 Class D, 4.09% 8/15/12	427,046	420,623
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	2,180,000	2,180,000
TOTAL ASSET BACKED SECURITIES
(Cost $212,625,655)		212,948,381

Collateralized Mortgage Obligations 19.3%

Private Sponsor – 12.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	1,166,908	1,169,887
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	367,873	368,722
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	680,288	678,088
Series 2005-10 Class 5A2, 4.3575% 1/25/36 (d)	1,951,530	1,952,521
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	323,571	323,773
Class 6M2, 4.5175% 6/25/35 (d)	1,375,000	1,374,995
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	2,166,852	2,168,224
Series 2005-5 Class 6A2, 4.2675% 9/25/35 (d)	1,510,659	1,511,637
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	981,576	982,215
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	2,400,665	2,397,995
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	2,345,547	2,350,678
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	1,783,335	1,784,449
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d) .	312,210	312,021
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d) .	125,872	126,013
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	207,482	207,072
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	260,732	260,981
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d) .	438,202	438,681

283		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
CS First Boston Mortgage Securities Corp. floater: -
continued
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d) .		$370,878	$371,641
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.3275%
11/25/35 (d)		1,127,024	1,127,024
Fieldstone Mortgage Investment Corp. floater Series
2004-1 Class 2A, 4.3275% 1/25/35 (d)		1,278,052	1,280,332
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)		423,170	422,584
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		700,000	699,672
Class B1, 4.02% 12/20/54 (d)		950,000	949,406
Class M1, 4.12% 12/20/54 (d)		700,000	699,563
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		1,200,000	1,199,625
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		925,000	924,277
Class M2, 4.305% 12/20/54 (d)		500,000	499,609
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		95,000	95,015
Class 1C, 4.79% 3/20/44 (d)		280,000	280,875
Class 1M, 4.3% 3/20/44 (d)		565,000	565,441
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		320,165	320,165
Class 1B, 4.06% 6/20/44 (d)		63,981	63,989
Class 1C, 4.59% 6/20/44 (d)		233,684	234,049
Class 1M, 4.17% 6/20/44 (d)		1,399,995	1,399,412
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		200,000	199,972
Class 1C, 4.48% 9/20/44 (d)		605,000	605,841
Class 1M, 4.16% 9/20/44 (d)		100,000	100,000
GSAMP Trust floater Series 2004-11 Class 2A1,
4.3675% 12/20/34 (d)		1,610,174	1,610,889
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		195,000	195,173
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		1,400,000	1,400,656
Class B, 4.32% 7/15/40 (d)		190,000	190,119
Class C, 4.87% 7/15/40 (d)		775,000	777,906
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		1,050,106	1,053,475

Quarterly Report	284

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)	$874,957	$875,127
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)	300,427	300,964
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)	389,468	389,163
Class M2, 4.5375% 4/25/35 (d)	688,743	688,339
Class M3, 4.5675% 4/25/35 (d)	168,086	167,955
Class M4, 4.7875% 4/25/35 (d)	102,491	102,616
Class M5, 4.8075% 4/25/35 (d)	102,491	102,491
Class M6, 4.8575% 4/25/35 (d)	159,887	159,824
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)	1,614,274	1,613,013
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)	695,365	694,496
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)	239,374	239,374
Class M2, 4.5575% 11/25/35 (d)	179,531	179,531
Class M3, 4.6575% 11/25/35 (d)	897,653	897,653
Class M4, 4.6975% 11/25/35 (d)	428,879	428,879
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.4275% 9/26/45 (a)(d)	2,071,268	2,071,268
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (d)	665,613	675,658
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 4.4175% 11/25/34 (d)	734,967	737,000
Class 2A2, 4.4775% 11/25/34 (d)	161,802	162,092
Series 2005-1 Class 1A1, 4.3075% 3/25/35 (d)	1,343,294	1,344,840
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	2,822,684	2,810,372
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003 A:
Class 2A1, 4.4275% 3/25/28 (d)	249,853	251,111
Class 2A2, 4.4631% 3/25/28 (d)	89,233	89,282
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	249,836	251,201
Series 2003-D Class A, 4.3475% 8/25/28 (d)	1,165,211	1,166,905
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	469,815	469,971
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	544,607	544,667
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	672,122	671,094
Series 2004-B Class A2, 3.79% 6/25/29 (d)	644,895	643,710
Series 2004-C Class A2, 3.95% 7/25/29 (d)	925,879	923,425
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	898,743	898,956

285		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc.: – continued
floater:
Series 2004-E Class A2D, 4.9206% 11/25/29 (d) .		$986,257	$989,974
Series 2004-G Class A2, 3.95% 11/25/29 (d)		413,440	413,350
Series 2005-A Class A2, 4.6206% 2/25/30 (d)		1,292,251	1,291,110
Series 2005-B Class A2, 3.75% 7/25/30 (d)		1,320,561	1,318,487
Series 2003-G Class XA1, 1% 1/25/29 (b)		2,278,878	26,275
MortgageIT Trust floater Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)		548,961	550,559
Class A2, 4.4875% 12/25/34 (d)		741,507	747,318
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)		2,501,638	2,503,104
Permanent Financing No. 1 PLC floater Series 1 Class
3C, 5.0338% 6/10/42 (d)		1,700,000	1,706,051
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)		1,205,000	1,217,050
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)		1,145,000	1,150,594
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)		390,000	392,358
Series 3 Class C, 4.6538% 6/10/42 (d)		825,000	833,250
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)		1,600,000	1,598,367
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)		2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)		545,000	546,320
Class 2C, 4.1638% 6/10/42 (d)		1,140,000	1,138,263
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)		1,035,000	1,034,494
Class 2C, 4.2338% 6/10/42 (d)		1,435,000	1,434,297
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31		265,416	268,517
Series 2004-SL2 Class A1, 6.5% 10/25/16		112,719	114,418
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)		687,395	683,460
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)		95,898	97,336
Class B5, 6.29% 3/10/35 (a)(d)		95,898	97,974
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d)		88,897	89,262
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d) .		174,082	174,653

Quarterly Report	286

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Funding Trust Series 2003-A Class
AX1, 0.8% 10/21/08 (a)(b)	$7,545,400	$51,019
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	465,995	465,620
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	223,010	222,956
Series 2004-1 Class A, 4.15% 2/20/34 (d)	338,249	337,621
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	1,046,522	1,046,558
Series 2004-12 Class 1A2, 3.93% 1/20/35 (d)	1,710,431	1,710,277
Series 2004-4 Class A, 4.62% 5/20/34 (d)	1,235,790	1,235,108
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	418,801	418,605
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	521,366	521,040
Class A3B, 4.08% 7/20/34 (d)	1,042,732	1,042,104
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	598,005	597,185
Class A3B, 4.59% 7/20/34 (d)	1,161,174	1,163,750
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	1,720,238	1,720,118
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	848,563	840,828
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	1,505,510	1,505,510
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	190,035	190,141
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)	2,476,248	2,482,308
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)	2,295,337	2,295,337
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)	2,010,035	2,007,602
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)	2,500,000	2,500,000
sequential pay Series 2002-S6 Class A25, 6%
10/25/32	147,064	146,995
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	72,929	74,825
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)	2,536,860	2,522,265
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (d)	5,021,668	4,921,029
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)	4,100,949	4,041,064

TOTAL PRIVATE SPONSOR		112,702,092
287 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency 6.4%
Fannie Mae:
floater Series 2002-89 Class F, 4.3375% 1/25/33 (d)		$132,821	$132,993
planned amortization class Series 1993-207 Class G,
6.15% 4/25/23		650,238	655,331
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)		1,214,468	1,239,911
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)		176,360	177,926
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		175,970	177,501
Series 2002-49 Class FB, 4.58% 11/18/31 (d)		1,667,077	1,681,024
Series 2002-60 Class FV, 5.0375% 4/25/32 (d)		356,023	365,504
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		93,562	93,930
Series 2002-68 Class FH, 4.48% 10/18/32 (d)		1,396,060	1,410,071
Series 2002-74 Class FV, 4.4875% 11/25/32 (d)		113,840	114,690
Series 2002-75 Class FA, 5.0375% 11/25/32 (d) .		729,310	748,896
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		91,103	91,808
Class EF, 4.4875% 2/25/33 (d)		56,819	57,495
Series 2003-122 Class FL, 4.3875% 7/25/29 (d)		625,729	615,359
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)		716,426	719,304
Series 2004-31 Class F, 4.3375% 6/25/30 (d)		1,051,128	1,051,444
Series 2004-33 Class FW, 4.4375% 8/25/25 (d)		1,038,929	1,039,398
Series 2004-54 Class FE, 5.1875% 2/25/33 (d)		752,667	760,771
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30		35,270	35,258
Series 2002-11 Class QB, 5.5% 3/25/15		441,172	442,543
Series 2002-28 Class PJ, 6.5% 3/25/31		532,375	531,880
Series 2002-52 Class PA, 6% 4/25/31		18,073	18,091
Series 2002-8 Class PD, 6.5% 7/25/30		131,624	131,771
Series 2003-32 Class PB, 3% 6/25/16		249,938	248,970
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)		6,923,221	6,833,865
Series 2002-50 Class LE, 7% 12/25/29		95,271	96,252
Series 2004-31 Class IA, 4.5% 6/25/10 (b)		468,381	14,332
Series 2005-15 Class AZ, 5% 3/25/35		399,966	397,637
Series 2005-28 Class AZ, 5% 4/25/35		300,807	297,938
Freddie Mac planned amortization class Series 2162
Class PH, 6% 6/15/29		1,634,184	1,664,630
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (d)		1,419,899	1,458,115

Quarterly Report	288

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
floater:
Series 2406: – continued
Class PF, 4.95% 12/15/31 (d)	$1,135,000	$ 1,156,969
Series 2410 Class PF, 4.95% 2/15/32 (d)	2,600,000	2,662,007
Series 2526 Class FC, 4.37% 11/15/32 (d)	29,408	29,509
Series 2538 Class FB, 4.37% 12/15/32 (d)	201,821	202,816
Series 2551 Class FH, 4.42% 1/15/33 (d)	86,689	87,049
Series 2553 Class FB, 4.47% 3/15/29 (d)	2,820,000	2,779,886
Series 2577 Class FW, 4.47% 1/15/30 (d)	2,225,000	2,236,910
Series 2625 Class FJ, 4.27% 7/15/17 (d)	1,762,363	1,764,762
Series 2861 Class JF, 4.27% 4/15/17 (d)	938,885	938,227
Series 2994 Class FB, 4.12% 6/15/20 (d)	884,818	882,545
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	175,990	176,011
Series 2389 Class DA, 4.87% 11/15/30 (d)	3,008,026	3,027,610
Series 2394 Class ND, 6% 6/15/27	5,068	5,059
Series 2395 Class PE, 6% 2/15/30	428,083	429,614
Series 2398 Class DK, 6.5% 1/15/31	46,162	46,128
Series 2410 Class ML, 6.5% 12/15/30	65,981	65,978
Series 2420 Class BE, 6.5% 12/15/30	33,636	33,593
Series 2443 Class TD, 6.5% 10/15/30	95,075	95,230
Series 2461 Class PG, 6.5% 1/15/31	113,094	113,556
Series 2496 Class OC, 5.5% 9/15/14	511,511	512,021
Series 2543 CLass PM, 5.5% 8/15/18	817,407	822,066
Series 2614 Class IC, 4.5% 12/15/10 (b)	1,753,534	53,064
Series 2640 Class GR, 3% 3/15/10	1,397,142	1,388,471
Series 2650 Class FV, 4.37% 12/15/32 (d)	1,888,079	1,855,960
Series 2676:
Class KN, 3% 12/15/13	1,722,600	1,697,430
Class QA, 3% 8/15/16	1,397,068	1,385,419
Series 2683 Class UH, 3% 3/15/19	3,020,595	2,986,103
Series 2748 Class IB, 4.5% 3/15/10 (b)	1,066,314	27,088
Series 2776 Class UJ, 4.5% 5/15/20 (b)	529,216	23,515
Series 2828 Class JA, 4.5% 1/15/10	1,424,393	1,421,215
sequential pay Series 2430 Class ZE, 6.5% 8/15/27 .	21,525	21,486
Series 1803 Class A, 6% 12/15/08	253,497	256,789
Series 2907 Class HZ, 5% 12/15/34	659,979	654,978
Series 2949 Clas ZW, 5% 3/15/35	1,010,600	1,009,900
Series 3007 Class ZN, 4.5% 7/15/25	651,286	650,632
Series 3018 Class ZA, 5.5% 8/15/35	974,428	973,664

289		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 4.37% 1/16/27 (d) .		$ 129,949	$ 130,695
planned amortization class Series 2002-5 Class PD,
6.5% 5/16/31		323,078	327,711

TOTAL U.S. GOVERNMENT AGENCY			56,236,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $169,470,544)			168,938,396

Commercial Mortgage Securities 4.4%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 4.29% 11/15/15 (a)(d)		340,000	340,273
Class C, 4.44% 11/15/15 (a)(d)		70,000	70,214
Class D, 4.52% 11/15/15 (a)(d)		110,000	110,559
Class F, 4.87% 11/15/15 (a)(d)		80,000	80,498
Class H, 5.37% 11/15/15 (a)(d)		70,000	70,370
Class J, 5.92% 11/15/15 (a)(d)		70,000	70,802
Class K, 6.57% 11/15/15 (a)(d)		65,000	64,877
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)		390,000	389,971
Class C, 4.22% 1/15/19 (a)(d)		400,000	399,935
Class D, 4.27% 1/15/19 (a)(d)		390,000	389,970
Class E, 4.31% 1/15/19 (a)(d)		245,000	244,980
Class F, 4.36% 1/15/19 (a)(d)		165,000	164,987
Class G, 4.39% 1/15/19 (a)(d)		125,000	124,990
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)		290,000	289,660
Class J, 5.07% 12/15/16 (a)(d)		140,000	139,836
Class K, 5.32% 12/15/16 (a)(d)		250,000	250,949
Series 2005-BOCA Class X1, 1.0882%
12/15/16 (a)(b)(d)		109,061,667	802,650
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)		860,000	859,920
Class G, 4.8256% 7/14/08 (a)(d)		585,000	584,945
Class H, 5.0456% 7/14/08 (a)(d)		720,000	719,932
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(b)(d)		44,830,000	653,303

Quarterly Report	290

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	$306,746	$ 310,390
Series 2003-2 Class A, 4.6175% 12/25/33 (a)(d)	822,478	832,532
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	475,691	475,914
Class B, 5.9375% 4/25/34 (a)(d)	79,282	80,189
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	550,045	551,249
Class M1, 4.6175% 8/25/34 (a)(d)	176,186	176,874
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	790,122	790,984
Class A2, 4.4575% 1/25/35 (a)(d)	92,956	92,985
Class M1, 4.5375% 1/25/35 (a)(d)	139,433	139,622
Class M2, 5.0375% 1/25/35 (a)(d)	92,956	93,508
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	182,932	182,932
Class M2, 4.5275% 8/25/35 (a)(d)	306,534	306,534
Class M3, 4.5875% 8/25/35 (a)(d)	168,099	168,099
Class M4, 4.7375% 8/25/35 (a)(d)	153,267	153,267
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	838,558	838,558
Class M1, 4.4775% 11/25/35 (a)(d)	119,794	119,794
Class M2, 4.5275% 11/25/35 (a)(d)	164,717	164,717
Class M3, 4.5475% 11/25/35 (a)(d)	149,743	149,743
Class M4, 4.6375% 11/25/35 (a)(d)	184,682	184,682
Bear Stearns Commercial Mortgage Securities, Inc.
floater Series 2004-BBA3 Class E, 4.67%
6/15/17 (a)(d)	960,000	963,806
COMM floater Series 2002-FL7:
Class C, 4.47% 11/15/14 (a)(d)	351,633	352,710
Class F, 5.27% 11/15/14 (a)(d)	1,000,000	1,009,372
Class H, 6.22% 11/15/14 (a)(d)	150,000	150,779
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	635,000	635,511
Class G, 4.95% 9/15/14 (a)(d)	150,000	150,055
Class H, 5.05% 9/15/14 (a)(d)	160,000	160,059
Class J, 5.57% 9/15/14 (a)(d)	55,000	55,139
Class K, 5.97% 9/15/14 (a)(d)	85,000	85,141
Class L, 6.17% 9/15/14 (a)(d)	70,000	69,977
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	40,403	40,426
Class D, 4.52% 7/15/16 (a)(d)	88,177	88,190

291		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class E, 4.72% 7/15/16 (a)(d)		$62,439	$62,459
Class F, 4.77% 7/15/16 (a)(d)		66,120	66,154
Class H, 5.27% 7/15/16 (a)(d)		194,616	194,674
Class J, 5.42% 7/15/16 (a)(d)		73,400	73,422
Class K, 6.32% 7/15/16 (a)(d)		1,266,362	1,266,012
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)		1,005,000	1,004,254
Class C, 4.24% 4/15/17 (a)(d)		425,000	424,227
Class D, 4.28% 4/15/17 (a)(d)		345,000	344,677
Class E, 4.34% 4/15/17 (a)(d)		260,000	259,757
Class F, 4.38% 4/15/17 (a)(d)		145,000	144,960
Class G, 4.52% 4/15/17 (a)(d)		145,000	144,992
Class H, 4.59% 4/15/17 (a)(d)		145,000	144,912
Class I, 4.82% 4/15/17 (a)(d)		50,000	49,942
Class MOA3, 4.27% 3/15/20 (a)(d)		650,000	649,966
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)		1,000,000	1,001,166
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)		175,000	174,999
Class B, 4.72% 12/15/21 (a)(d)		455,000	454,998
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		640,000	640,202
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		177,961	177,957
Class E, 4.52% 2/15/14 (a)(d)		200,000	200,154
Class F, 4.57% 2/15/14 (a)(d)		175,000	175,171
Class G, 4.82% 2/15/14 (a)(d)		125,000	125,222
Class H, 5.07% 2/15/14 (a)(d)		100,000	100,225
Class J, 5.37% 2/15/14 (a)(d)		50,000	50,206
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)		230,000	230,209
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		800,000	799,997
Class E, 4.3% 2/15/20 (a)(d)		560,000	559,998
Class F, 4.35% 2/15/20 (a)(d)		250,000	249,999
Class G, 4.49% 2/15/20 (a)(d)		70,000	70,000
Class H, 4.72% 2/15/20 (a)(d)		100,000	100,000
Freddie Mac Multi-class participation certificates
guaranteed floater Series 2448 Class FT, 4.97%
3/15/32 (d)		1,791,020	1,831,340
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		625,825	625,793

Quarterly Report	292

Commercial Mortgage Securities continued
	Principal	Value
	Amount
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	$420,000	$420,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater Series 2003-LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	1,085,000	1,085,373
Class C, 4.6456% 12/16/14 (a)(d)	110,000	110,200
Class K1, 6.4956% 12/16/14 (a)(d)	435,000	433,165
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X,
0.1416% 11/15/10 (a)(b)(d)	417,400,000	501,423
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	935,000	918,083
Class C, 4.21% 8/15/19 (a)(d)	75,000	73,645
Class D, 4.23% 8/15/19 (a)(d)	270,000	265,125
Class E, 4.25% 8/15/19 (a)(d)	245,000	240,580
Class F, 4.29% 8/15/19 (a)(d)	170,000	166,939
Class G, 4.34% 8/15/19 (a)(d)	120,000	117,844
Class H, 4.36% 8/15/19 (a)(d)	100,000	98,205
Class J, 4.43% 8/15/19 (a)(d)	75,000	73,658
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA Class C, 4.77%
2/15/13 (a)(d)	448,911	447,937
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	424,651	425,370
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	500,000	499,844
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	491,311	491,311
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	255,000	255,040
Class E, 4.47% 3/15/14 (a)(d)	160,000	160,089
Class F, 4.52% 3/15/14 (a)(d)	130,000	130,069
Class G, 4.75% 3/15/14 (a)(d)	65,000	65,045
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	245,000	244,974
Class KHP2, 4.52% 1/15/18 (a)(d)	245,000	245,401
Class KHP3, 4.82% 1/15/18 (a)(d)	290,000	290,304
Class KHP4, 4.92% 1/15/18 (a)(d)	225,000	225,322
Class KHP5, 5.12% 1/15/18 (a)(d)	260,000	258,784

293 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	$990,000	$ 989,961
Class B, 3.97% 10/15/17 (a)(d)	200,000	199,992
Class D, 4.03% 10/15/17 (a)(d)	400,000	399,984
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $38,569,111)		38,629,070

Certificates of Deposit 2.7%
Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,993,860
Credit Industriel et Commercial yankee 4.535%
10/17/06	4,000,000	3,994,956
DEPFA BANK PLC yankee 4.265% 9/1/06	4,000,000	3,987,015
Deutsche Bank AG yankee 4.21% 8/24/06	4,000,000	3,986,800
HBOS Treasury Services PLC yankee 4.52% 10/18/06 .	4,000,000	3,994,450
Societe Generale euro 4.51% 10/16/06	4,000,000	3,994,110
TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,000,000)		23,951,191

Commercial Paper 0.5%
Viacom, Inc. 4.23% 11/29/05
(Cost $3,986,370)	4,000,000	3,978,380

Fixed Income Funds 32.9%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $288,099,439)	2,897,815	288,187,742

Quarterly Report

294

Cash Equivalents 2.5%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $22,035,000)		22,037,468	$ 22,035,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $878,586,505)			877,828,611

NET OTHER ASSETS – (0.2)%			(2,046,606)
NET ASSETS 100%			$ 875,782,005

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 114,700,800	$ (217,442)
116 Eurodollar 90 Day Index Contracts	March 2006	114,626,850	(310,639)
116 Eurodollar 90 Day Index Contracts	June 2006	114,600,750	(127,484)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,594,950	(177,364)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,596,400	(106,314)
61 Eurodollar 90 Day Index Contracts	March 2007	60,265,713	(31,506)

TOTAL EURODOLLAR CONTRACTS			(970,749)

295 Quarterly Report

Investments (Unaudited) continued

Futures Contracts continued
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
7 Eurodollar 90 Day Index Contracts	June 2007	$6,915,563	$8,210
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,927,325	6,851
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,939,063	5,392
5 Eurodollar 90 Day Index Contracts	March 2008	4,938,875	5,405
4 Eurodollar 90 Day Index Contracts	June 2008	3,950,850	5,209
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,962,950	3,938
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,125	2,017
1 Eurodollar 90 Day Index Contracts	March 2009	987,525	996

TOTAL EURODOLLAR CONTRACTS			38,018

			$ (932,731)

Swap Agreements
		Notional	Value
		Amount

Credit Default Swaps
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$1,000,000	$(9,439)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	2,600,000	18,199
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	1,840,000	(13,145)

Quarterly Report	296

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount
multiplied by .75% and pay Lehman
Brothers, Inc. upon default event of AOL
Time Warner, Inc., par value of the
notional amount of AOL Time Warner,
Inc. 6.875% 5/1/12	Sept. 2009	$2,000,000	$ 22,165
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(1,784)

TOTAL CREDIT DEFAULT SWAPS		9,190,000	15,996
Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 30 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	April 2006	7,500,000	9,149
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 15 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	April 2006	6,800,000	7,416

	297		Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 25 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Lehman Brothers,
Inc.	Dec. 2005	$ 4,000,000	$4,612
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor plus 22 basis points and
pay monthly notional amount multiplied
by the nominal spread depreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified
duration factor with Lehman Brothers,
Inc.	Jan. 2006	4,900,000	5,504
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	4,900,000	3,264
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	4,300,000	0

TOTAL TOTAL RETURN SWAPS
		32,400,000	29,945

		$ 41,590,000	$45,941

Quarterly Report	298

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $63,639,389 or
7.3% of net assets.

(b) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,485,533.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $878,431,884. Net unrealized depreciation aggregated $603,273, of which $1,083,133 related to appreciated investment securities and $1,686,406 related to depreciated investment securities.

299 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

300

The following is a complete listing of investments for
Fidelity’s fixed income central fund as of October 31, 2005
which is a direct or indirect investment of
Fidelity Ultra Short Bond Fund. These underlying holdings of the
Fidelity fixed income central fund are not included
in the Schedule of Investments.

301 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)		$16,665,000	$16,705,413
4.43% 5/24/06 (d)		4,700,000	4,711,816
			21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06		8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)		12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06		5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)		16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06		8,505,000	8,327,790
			51,117,243

TOTAL CONSUMER DISCRETIONARY			72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06		11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)		10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)		15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)		16,600,000	16,600,149
			31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)		19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)		6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)		11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)		14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)		16,325,000	16,331,726
			41,653,553

TOTAL FINANCIALS			109,880,771

Quarterly Report	302

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

303 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

Quarterly Report

304

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

305 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Quarterly Report

306

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

307 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Quarterly Report

308

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

309 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

Quarterly Report

310

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

311		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

Quarterly Report

312

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

313 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Quarterly Report

314

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

315 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)		$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)		673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)		2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)		10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)		15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)		7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)		6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)		11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)		17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)		18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)		12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)		16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)		4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)		4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)		1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)		1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)		2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)		3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)		4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)		3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)		8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)		3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)		7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)		5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)		6,500,000	6,494,922

Quarterly Report	316

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

317			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)		$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)		6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)		3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)		14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)		9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)		5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)		6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)		6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)		6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)		8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)		10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)		9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)		7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)		10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)		8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)		7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)		1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)		3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)		9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)		2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)		4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)		6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)		4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)		18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)		4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)		15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)		4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)		8,890,000	8,978,900

Quarterly Report	318

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

319		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
			Principal	Value
			Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)			$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)			17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)			13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)			24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)			5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)			19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)			27,787,900	27,382,116

TOTAL PRIVATE SPONSOR				891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)			995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)		.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)			3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24			4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)			2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)		.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)			2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)			5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)		.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)			1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)			2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)			2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .			7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)			2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)			1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)			2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)			3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)		.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)			5,394,619	5,396,503

Quarterly Report	320

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

321			Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31		$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30		588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30		469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30		1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31		1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)		13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)		6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10		10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)		80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27		189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)		2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)		8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)		2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)		3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)		423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY			465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)			1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)		5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)		2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)		2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)		2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)		1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)		1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)		915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)		2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)		1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)		6,659,000	6,684,287

Quarterly Report	322

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$ 6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

323		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)		$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)		64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)		1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)		2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)		11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)		5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)		3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)		1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)		1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)		490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)		770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)		625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)		426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)		969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)		694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)		734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)		2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)		818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)		921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)		7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)		3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)		2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)		1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)		1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)		1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)		1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)		335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)		4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)		11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)		1,475,000	1,474,994

Quarterly Report	324

Commercial Mortgage Securities continued

		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077

325 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)		$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)		4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .		3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)		18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)		6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)		3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)		2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)		1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)		875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)		1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)		1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)		2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)		1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)		1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)		7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)		1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)		3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)		10,000,000	9,999,609
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)			366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06		30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06		30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06		30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06		30,000,000	29,955,822
TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)			179,633,922

Quarterly Report	326

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g) $2,233,608,107		2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

	327	Quarterly Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)
Quarterly Report

328

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

329 Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Quarterly Report 330

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

331 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005